As filed with the Securities and Exchange Commission on April 4, 2016

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22980

Angel Oak Funds Trust

(Exact name of registrant as specified in charter)

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Address of principal executive offices) (Zip code)

Dory S. Black, Esq., President

One Buckhead Plaza

3060 Peachtree Rd. NW, Suite 500

Atlanta, Georgia 30305

(Name and address of agent for service)

Copy to:

Douglas P. Dick

Stephen T. Cohen

Dechert LLP

1900 K Street NW

Washington, DC 20006

404-953-4900

Registrant’s telephone number, including area code

Date of fiscal year end: January 31

Date of reporting period: February 1, 2015 through January 31, 2016

Item 1. Reports to Stockholders.

[Insert full text of semi-annual or annual report here]

1

ANNUAL REPORT

January 31, 2016

Angel Oak Flexible Income Fund

Angel Oak Multi-Strategy Income Fund

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

(404) 953-4900

The Angel Oak Multi-Strategy Income Fund & the Angel Oak Flexible Income Fund

Annual Report – Letter to Shareholders

The Angel Oak Multi-Strategy Income Fund (“ANGIX”) was down 0.09% for the fiscal year ending January 31, 2016, outperforming its benchmark by 0.07%; the Barclays Aggregate Bond Index was down 0.16% over the same time period. High current income helped offset increased price volatility across the credit markets. The overweight to non-agency residential mortgage backed securities (RMBS) was the main positive contributor to performance for 2015. The asset class provided enhanced stability throughout the second half of 2015, while high current income benefited overall total return.

The Angel Oak Flexible Income Fund (“ANFIX”) was down 1.11% for the fiscal year ending January 31, 2016, underperforming its benchmark by 0.95%; the Barclays Aggregate Bond Index was down 0.16% over the same time period. High current income helped offset increased price volatility across the credit markets. The overweight to collateralized loan obligations (CLOs) was the main positive contributor to performance for 2015.

The allocation to CLOs was a positive contributor to both Funds’ total return throughout the first half of 2015 yet showed significant volatility in the later few months of the fiscal year. The shorter duration positioning of both funds benefited risk-adjusted return as Treasury yields were quite volatile, yet much of the term structure finished 2015 close to where rates began the year. For example, the 10 year Treasury yield bottomed around 1.6% in Q1 of 2015, reached 2.4% in Q2, then settled 2015 around 2.25%, and finally settled close to 1.9% at the end of the Fund’s fiscal year in January 2016. In the anticipation of the Fed’s initial lift-off, shorter-term interest rates gradually rose throughout the year, providing a net benefit as the income was expected to improve for the floating rate asset exposure of both Funds, which both Funds had more than a 50% allocation to floating rate bonds.

The capital markets have experienced price volatility, which started in the second half of 2015, but has only increased during the first quarter of 2016. This increase in both asset volatility and credit risk premiums has created opportunities in US credit and changed the entire relative value landscape in US fixed income. To provide context and perspective to Fund shareholders, the portfolio management team has drafted views on our current economic and credit outlook in the US as we continue in this more opportunistic environment.

The Changing Fixed Income Landscape

The global growth picture has been called into question over the past couple of months. China’s slowdown, the collapse in oil prices, and weakening data in the US have market participants nervous the reflationary recovery will slip into another deflationary recession. Although the US recovery is long in the tooth, we do not believe the growth outlook has materially changed, and the recent repricing of risk assets, particularly spread products, is overdone.

Despite our view that the US will avoid recession, many areas of structured credit are already pricing in a US recession. For some assets like collateralized loan obligations (CLOs), current prices assume the US is nearing a 2009-style default cycle. We are not in the camp leveraged loan default rates will reach 10% per annum, which was the peak in 2009. However, we are in the camp economic growth will be slow and modest. The current slow growth environment may feel like a recession, but technically the US is still reeling from the deflationary downdrafts of the prior credit crisis. Major deflationary demographic shifts, including retiring boomers, high student loan debt for millennials, and an increasingly burdensome regulatory environment, particularly for financials, are headwinds for the reflationary recovery. In our view, this post-crisis storm is reminiscent of 2011, which was nearly a recession year (and certainly felt like one). First-quarter gross domestic product (GDP) in 2011 was -1.5% but rebounded to a modest 1.6% for the year1. 2011 was also a tumultuous year for risk assets, particularly spread product, but ironically offered some of the greatest investment opportunities of the post-crisis period, particularly for structured credit. The current environment in the US is conducive to growth, even if it’s modest, which should eventually dispel concerns over a recession. Generationally low energy prices, modest wage growth, and solid employment growth should corroborate further expansion and stabilize risk assets.

Outlook on Interest Rates and Economy

We believe rates will remain low, particularly on the front-end, for many years to come. The Federal Open Market Committee (FOMC) continues to fail at 50% of their dual-mandate. They have met expectations on sustaining maximum employment, but have fallen short of their 2.0% inflation target as measured by core personal consumption expenditures (PCE). Core PCE is running at approximately 1.7% and has been below 2.0% for most of the post-crisis period, and with the collapse in commodities, inflation expectations have collapsed as well. Unfortunately, the FOMC moved too soon in December based on recent market action, and they appear to be back peddling on their plans for continued tightening in 2016. Market participants are now pricing in a 50% approximate chance of more tightening this year. Moreover, the recent slowdown in China has raised concerns over their country’s dollar-pegged

[1]	Data sourced from Bloomberg.

currency and the impact of US monetary policy on Chinese growth. Due to the dollar peg, the Chinese have been importing a well-telegraphed tightening campaign in the US, which began in 2015.

US dollar strength began in earnest in 2015 as market participants were sure the FOMC would begin tightening. Unfortunately, importing tighter policy in China is not the answer to slowing growth and a growing debt burden. There is swirling speculation that the Chinese will continue to devalue the yuan to combat the imported tightening of their existing dollar-pegged system, but we are not in that camp either.

For 2016, the FOMC should remain extraordinarily accommodative to corroborate expansion in an economy growing at only a 1-2% real GDP rate. Unfortunately, China continues to struggle to direct their economic softening while the post-crisis deflationary downdrafts continue to prevail, but the global central banks remain committed to reflation because the stakes are too high. An outcome similar to 1990s Japan, which kicked off a 20 year deflationary spiral, is to be avoided at all costs.

Finding Value in US Structured Credit

We find all three asset classes extremely attractive due to their high current yield and their ability to withstand significant economic stress. Non-agency RMBS have continued to exhibit stability and credit curing, which corroborated its 2015 performance. The fundamentals within the legacy non-agency RMBS market remains constructive: housing prices continue to increase, prepayment speeds are rising and delinquencies are decreasing. But as with all risk market assets since the summer of 2015, spreads widened in sympathy with the broader market as concerns about recession and the collapse in commodities emerged. Ironically, lower crude prices actually improve the profile for most legacy non-agency RMBS borrowers. The savings at the pump, improving wage growth, home price appreciation, generationally low interest rates, loosening credit standards, and solid employment data are all contributing to falling delinquencies and rising voluntary prepayment rates. While non-agency RMBS may not be immune to broader weakness in the short term, we believe the legacy non-agency RMBS market has the potential to perform in 2016.

CLOs have been the hardest hit of all structured credit assets during this recent repricing of credit risk. BBB and lower tranches underperformed as the credit curve steepened on concerns of a higher default cycle in corporate loans. The catalyst for rising defaults arose amidst the commodity collapse. Market participants are now assuming a full liquidation of the oil and gas exposure and an increase in defaults across the remaining non-energy-related sectors. At current valuations, BBB and BB CLO loss-adjusted yields are approximately 7-10% and 11-15%, respectively, and in some cases can withstand default scenarios that exceed the 2009 default cycle, which peaked at 10%. Currently, the US leveraged loan default rate by principal stands at 1.33%. Defaults are expected to reach 3.20% by 2017, basically a reversion to the average historical default rate of 3.10%. Moreover, loan issuers continue to push out their maturities, with approximately 12.7% of loans maturing between 2016 and 2018, 14.7% maturing in 2019, and 72.6% now maturing in or beyond 20202. In our view, the fundamental credit picture for CLOs is sound, providing a landscape where the relative total return opportunities in CLO structured credit far outweigh similarly rated corporate credit. For example, the average yields in the BBB and BB corporate bond market are only 4.35% and 6.12%, respectively. This recent sell-off implies default scenarios in corporate credit that are too onerous for the CLO sector, and we believe the current environment provides the most attractive relative entry point since 2011.

Behind CLOs, non-agency commercial mortgage backed securities (CMBS) have also been one of the hardest hit areas of structured credit. Like non-agency RMBS and CLOs, CMBS spreads began to widen in the second half of last year in sympathy with high-yield and investment-grade corporates. Supply and demand technicals are a headwind for the CMBS market in the face of significant new-issue supply. Elevated issuance has resulted in lower prices on new-issue bonds, exacerbating the spread widening in secondary CMBS. Although there have been some concerns over higher leverage resulting from a more aggressive lending environment, these worsening credit trends in CMBS have been mitigated with favorable fundamental credit characteristics. Similar to non-agency RMBS, non-agency CMBS have continued to benefit from credit curing. Rising property valuations, relatively low new construction supply, solid employment growth, and a modest growth picture in the US economy are all pointing to improved relative performance in 2016. Moreover, relative to other areas of investment grade credit, CMBS offers extremely attractive loss-adjusted yields. New-issue BBB-CMBS conduit deals are nearing 10% yields (for 2015-originated deals). The new-issue supply technical is not expected to wane over the next couple of years, as the 2006 and 2007 loan maturity wall is upon us, providing a headwind to spread compression over the near term. Nevertheless, the recent repricing in CMBS credit presents a compelling opportunity for those seeking high current carry and spread tightening potential over the medium term. The case becomes even more compelling considering the current entry point has reached levels not seen since 2011.

In ANGIX we have been opportunistically rotating out of lower total return assets to create additional liquidity and target higher total return potential assets that may offer compelling relative value. We remain focused on taking advantage of this attractive buying

[2]	Data sourced from leveragedloan.com and Bank of America Merrill Lynch market research.

opportunity. Our existing exposure also remains well positioned when spreads do stabilize and potentially tighten in the latter half of 2016 as recession and default concerns begin to wane, the FOMC remains accommodative, and the search for high-quality, high-yielding assets resumes. The Fund will continue to target dislocations in mortgage credit.

For ANFIX, portfolio managers utilized the recent market volatility to strategically target Fund assets in securities that have overshot. Increased volatility has reset the relative value landscape, providing the most attractive unlevered total return opportunities since 2011 for US corporate credit.

Sincerely,

Angel Oak Portfolio Management

Definitions:

Barclays U.S. Aggregate Bond Index: An unmanaged index that measures the performance of the investment-grade universe of bonds issued in the United States. The index includes institutionally traded U.S. Treasury, government sponsored, mortgage and corporate securities. It is not possible to invest in an index.

Cash Flow: Money that is regularly received from investments, such as dividends and interest.

Correlation: A statistical measure of how two securities move in relation to one another.

Duration: A measure of the sensitivity of the price (the value of principal) of a fixed-income investment to a change in interest rates.

Spread: The difference between the bid and the ask price of a security or asset.

Must be accompanied or preceded by a prospectus.

Fund holdings and/or sector allocations are subject to change at any time and should not be considered a recommendation to buy or sell any security. Please see the schedule of investments for complete fund holdings information.

The opinions expressed above are those of the portfolio manager and are subject to change at any time, are not guaranteed and should not be considered investment advice.

Past performance is not a guarantee of future results.

The Angel Oak Funds are distributed by Quasar Distributors, LLC.

Mutual fund investing involves risk. Principal loss is possible. The Funds can make short sales of securities, which involves the risk that losses in securities may exceed the original amount invested. Leverage, which may exaggerate the effect of any increase or decrease in the value of securities in a Fund’s portfolio on the Fund’s Net Asset Value and therefore may increase the volatility of a Fund. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are increased for emerging markets. Investments in fixed income instruments typically decrease in value when interest rates rise. Derivatives involve risks different from and, in certain cases, greater than the risks presented by more traditional investments. Investments in asset backed and mortgage-backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investments in lower-rated and nonrated securities presents a greater risk of loss to principal and interest than higher-rated securities. A non-diversified fund may be more susceptible to being adversely affected by a single corporate, economic, political or regulatory occurrence than a diversified fund. Funds will incur higher and duplicative costs when it invests in mutual funds, ETFs and other investment companies. There is also the risk that the Funds may suffer losses due to the investment practices of the underlying funds. For more information on these risks and other risks of the Funds, please see the Prospectus.

Investment Results

Angel Oak Flexible Income Fund

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on November 3, 2014 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the year ended January 31, 2016)

	Average Annual Returns
	One Year	Since Inception(2)
Angel Oak Flexible Income Fund, Institutional Class	-1.11%	0.72%
Angel Oak Flexible Income Fund, Class A without load	-1.36%	0.48%
Angel Oak Flexible Income Fund, Class A with load	-3.55%	-1.34%
Angel Oak Flexible Income Fund, Class C without load	N/A	-4.97%
Angel Oak Flexible Income Fund, Class C with load	N/A	-5.90%
Barclays U.S. Aggregate Bond Index(3)	-0.16%	2.26	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is November 3, 2014 for Institutional Class and Class A Shares and August 4, 2015 for Class C Shares.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class and Class A Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of the Class C Shares is 1.40%.

Investment Results – (continued)

Angel Oak Multi-Strategy Income Fund

Total Return Based on a $10,000 Investment

The chart above assumes an initial investment of $10,000 made on August 16, 2012 (commencement of operations). Returns shown include the reinvestment of all dividends. Returns shown do not relfect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. In the absence of fee waivers and reimbursements, when they are necessary to keep expenses at the expense cap, total return would be reduced. Past performance is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than the original cost. Index returns do not relfect the effects of fees or expenses. It is not possible to invest directly in an index.

Total Returns(1)

(For the year ended January 31, 2016)

	Average Annual Returns
	One Year	Three Year	Since Inception(2)
Angel Oak Multi-Strategy Income Fund, Institutional Class	-0.09%	2.78%	4.64%
Angel Oak Multi-Strategy Income Fund, Class A without load	-0.33%	2.51%	8.24%
Angel Oak Multi-Strategy Income Fund, Class A with load	-2.59%	1.75%	7.70%
Angel Oak Multi-Strategy Income Fund, Class C without load	N/A	N/A	-3.20%
Angel Oak Multi-Strategy Income Fund, Class C with load	N/A	N/A	-4.14%
Barclays U.S. Aggregate Bond Index(3)	-0.16%	2.15%	2.10	%(4)

(1) Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for Class A Shares, with load, include the maximum 2.25% sales charge. Total returns for Class C Shares, with load, include the maximum 1.00% deferred sales charge.

(2) Inception date is August 16, 2012 for Institutional Class Shares, June 28, 2011 for Class A shares, and August 4, 2015 for Class C Shares.

(3) The Barclays U.S. Aggregate Bond Index measures the performance of the U.S. investment-grade, fixed-rate bond market, including government and credit securities, agency pass-through securities, asset-backed securities and commercial mortgage-backed securities. Performance figures include the change in value of the bonds in the index and the reinvestment of interest. The index return does not reflect expenses, which have been deducted from the Fund’s return. You cannot invest directly in an Index; however, an individual can invest in exchange-traded funds or other investments vehicles that attempt to track the performance of a benchmark index.

(4) The return shown for the Barclays U.S. Aggregate Bond Index is from the inception date of the Institutional Class Shares. The Barclays U.S. Aggregate Bond Index return from the inception date of Class A Shares is 3.20% and 1.40% for Class C Shares, respectively.

Portfolio Holdings

* As a percentage of total investments.

The investment objective of Angel Oak Flexible Income Fund is to seek current income with a secondary objective of total return.

* As a percentage of total investments.

The investment objective of Angel Oak Multi-Strategy Income Fund is to seek current income.

Summary of Funds’ Expenses – (Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other expenses of the Funds. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period, and held for the entire period from August 1, 2015 to January 31, 2016.

Actual Expenses

The first lines of the tables below provide information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the numbers in the first lines under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second lines of the tables below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second lines of the tables below are useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Angel Oak Flexible Income Fund		Beginning Account Value, August 1, 2015	Ending Account Value, January 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio(2)
Class A	Actual	$1,000.00	$954.50	$5.42	1.10%
	Hypothetical(3)	$1,000.00	$1,019.66	$5.60	1.10%
Class I	Actual	$1,000.00	$956.10	$4.19	0.85%
	Hypothetical(3)	$1,000.00	$1,020.92	$4.33	0.85%

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, August 1, 2015	Ending Account Value, January 31, 2016	Expenses Paid During Period(1)	Annualized Expense Ratio(2)
Class A	Actual	$1,000.00	$972.00	$6.16	1.24%
	Hypothetical(3)	$1,000.00	$1,018.95	$6.31	1.24%
Class I	Actual	$1,000.00	$973.20	$4.92	0.99%
	Hypothetical(3)	$1,000.00	$1,020.21	$5.04	0.99%

(1) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period August 1, 2015 through January 31, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(2) The expense ratio excludes interest expense.

(3) Hypothetical assumes 5% annual return before expenses.

Angel Oak Flexible Income Fund		Beginning Account Value, August 4, 2015(1)	Ending Account Value, January 31, 2016	Expenses Paid During Period(3)	Annualized Expense Ratio(2)
Class C	Actual	$1,000.00	$950.30	$8.95	1.85%
	Hypothetical(4)	$1,000.00	$1,015.62	$9.25	1.85%

Angel Oak Multi-Strategy Income Fund		Beginning Account Value, August 4, 2015(1)	Ending Account Value, January 31, 2016	Expenses Paid During Period(3)	Annualized Expense Ratio(2)
Class C	Actual	$1,000.00	$968.00	$9.71	1.99%
	Hypothetical(4)	$1,000.00	$1,014.93	$9.94	1.99%

(1) Inception date of Class C shares.

(2) The expense ratio excludes interest expense.

(3) Expenses are equal to the Funds’ annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios reflect reimbursement of expenses by the Funds’ Adviser for the period August 4, 2015 through January 31, 2016. The “Financial Highlights” tables in the Funds’ financial statements, included in the report, also show the gross expense ratios, without such reimbursements.

(4) Hypothetical assumes 5% annual return before expenses.

Angel Oak Flexible Income Fund

Schedule of Investments

January 31, 2016

	Principal Amount	Value
Asset-Backed Securities – 0.29%
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	$25,217	$19,026
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	1,000,000	874,200

TOTAL ASSET-BACKED SECURITIES – (Cost $901,153)		893,226

Collateralized Debt Obligations – 5.75%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)(h)	7,673,000	7,673,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(h)	3,725,000	3,725,000
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $6,666,000) (a)(b)(c)(h)	6,666,000	6,666,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $18,064,000)		18,064,000

Collateralized Loan Obligations – 58.98%
AIMCO CLO Ltd., Series 2015-AA, Class E, 8.149%, 1/15/2028 (a)(b)	3,000,000	2,717,400
ALM V Ltd., Series 2012-5A, Class CR, 4.520%, 10/18/2027 (a)(b)(d)	4,000,000	3,717,600
ALM V Ltd., Series 2012-5A, Class DR, 6.620%, 10/18/2027 (a)(b)	5,000,000	4,265,500
ALM X Ltd., Series 2013-10A, Class C, 3.922%, 1/15/2025 (a)(b)(d)	2,000,000	1,817,800
ALM X Ltd., Series 2013-10A, Class D, 5.222%, 1/15/2025 (a)(b)	3,000,000	2,324,100
ALM XII Ltd., Series 2015-12A, Class D, 6.120%, 4/16/2027 (a)(b)	11,000,000	8,981,500
Anchorage Capital CLO V Ltd., Series 2014-5A, Class E, 5.622%, 10/15/2026 (a)(b)	3,000,000	2,347,200
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 4.050%, 10/15/2027 (a)(b)(d)	2,000,000	1,753,600
Apidos CLO XIV, Series 2013-14A, Class E, 5.022%, 4/15/2025 (a)(b)	3,000,000	2,317,500
Apidos CLO XXII, Series 2015-22A, Class D, 6.336%, 10/20/2027 (b)	3,000,000	2,467,500
Ares XXXII CLO Ltd., Series 2014-32A, Class C, 4.562%, 11/15/2025 (a)(b)(d)	2,500,000	2,381,250
Ares XXXIII CLO Ltd., Series 2015-1X, Class C, 4.555%, 12/5/2025 (a)(e)	3,000,000	2,868,600
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.682%, 12/5/2025 (a)(b)	5,000,000	4,219,000
Ares XXXIV CLO Ltd., Series 2015-2A, Class E2, 5.818%, 7/29/2026 (a)(b)	1,500,000	1,187,100
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.346%, 10/15/2026 (a)(b)	3,000,000	2,666,700
Babson CLO Ltd., Series 2015-2A, Class E, 6.174%, 7/20/2027 (a)(b)	2,500,000	2,032,750
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.170%, 4/18/2027 (a)(b)	2,750,000	2,250,600
BlueMountain CLO Ltd., Series 2015-1A, Class D, 6.072%, 4/13/2027 (a)(b)	5,500,000	4,420,900
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.970%, 7/18/2027 (a)(b)	3,000,000	2,307,600
BlueMountain CLO Ltd., Series 2015-3A, Class D, 5.583%, 10/20/2027 (a)(b)	5,000,000	3,828,000
Carlyle Global Market Strategies CLO Ltd., Series 2015-1A, Class E1, 5.924%, 4/20/2027 (a)(b)	5,000,000	4,027,500
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 5.816%, 1/15/2026 (a)(b)	2,000,000	1,975,400
Cent CLO XXIII Ltd., Series 2015-23A, Class C, 4.320%, 4/17/2026 (a)(b)(d)	2,875,000	2,535,750
Cent CLO XXIV Ltd., Series 2015-24A, Class D2, 7.081%, 10/15/2026 (a)(b)	2,000,000	1,688,400
CIFC Funding Ltd., Series 2012-2A, Class B2R, 6.202%, 12/5/2024 (a)(b)	2,500,000	2,106,750
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.618%, 1/29/2025 (a)(b)	250,000	207,675
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.120%, 8/20/2022 (a)(b)	1,750,000	1,660,925
Gale Force IV CLO Ltd., Series 2007-4A, Class E, 6.770%, 8/20/2021 (a)(b)	3,950,000	3,996,610
Gallatin CLO IV Ltd., Series 2012-1A, Class D, 5.122%, 10/15/2023 (a)(b)(d)	3,000,000	2,887,200
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class D, 4.320%, 4/18/2027 (a)(b)(d)	3,250,000	3,000,400
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class E, 6.170%, 4/18/2027 (a)(b)	5,100,000	4,177,920
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class F, 7.020%, 4/18/2027 (a)(b)	4,000,000	3,056,000
Great Lakes CLO Ltd., Series 2015-1A, Class D, 5.372%, 7/15/2026 (a)(b)	3,500,000	3,205,650

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
JFIN CLO Ltd., Series 2015-2A, Class D, 4.727%, 10/19/2026 (a)(b)(d)	$5,000,000	$4,464,000
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.970%, 10/17/2025 (a)(b)(d)	3,000,000	2,736,000
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.362%, 5/15/2021 (a)(b)	2,545,000	2,560,779
KVK CLO Ltd., Series 2015-1A, Class D, 4.370%, 5/20/2027 (a)(b)(d)	3,000,000	2,617,800
LCM XVIII LP, Series 18A, Class E, 5.974%, 4/20/2027 (a)(b)	2,000,000	1,612,000
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.870%, 7/18/2028 (a)(b)	2,900,000	2,262,000
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.814%, 5/18/2023 (a)(b)	1,250,000	1,092,750
MidOcean Credit CLO I, Series 2012-1A, Class D, 6.570%, 1/15/2024 (a)(b)	2,400,000	2,054,160
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.522%, 4/15/2027 (a)(b)	1,500,000	1,303,950
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.502%, 9/14/2023 (a)(b)(d)	3,500,000	3,371,200
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.620%, 4/16/2021 (a)(b)	4,000,000	4,003,200
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.962%, 11/14/2026 (a)(b)	5,750,000	4,924,875
OFSI Fund Ltd., Series 2006-1A, Class E2, 5.320%, 9/20/2019 (a)(b)	3,113,000	3,071,332
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 1.121%, 4/22/2019 (a)(b)	480,162	476,705
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.371%, 4/22/2019 (a)(b)	1,000,000	980,100
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 2.071%, 4/22/2019 (a)(b)	1,450,000	1,418,535
OZLM Funding IV Ltd., Series 2013-4A, Class D, 5.271%, 7/22/2025 (a)(b)	2,500,000	2,057,750
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.321%, 7/22/2027 (a)(b)(d)	6,000,000	5,313,600
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.007%, 6/15/2020 (a)(e)	2,500,000	2,484,250
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.637%, 6/15/2020 (a)(e)	1,500,000	1,481,550
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.106%, 8/14/2023 (a)(b)	2,500,000	2,420,500
Sound Harbor Loan Fund Ltd., Series 2014-1X, Class D, 7.188%, 10/30/2026 (a)(e)	2,000,000	1,810,000
Sound Point CLO IV Ltd., Series 2013-3A, Class E, 5.124%, 1/21/2026 (a)(b)	4,500,000	3,337,200
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)	2,000,000	1,581,200
Venture X CLO Ltd., Series 2012-10X, Class E, 6.624%, 7/20/2022 (a)(e)	500,000	443,350
Venture X CLO Ltd., Series 2012-10I, Class E, 6.624%, 7/20/2022 (a)	500,000	443,350
Venture XI CLO Ltd., Series 2012-11A, Class ER, 6.514%, 11/14/2022 (a)(b)	3,000,000	2,661,600
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.712%, 2/28/2024 (a)(b)	4,100,000	3,263,600
Venture XXII CLO Ltd., Series 2015-22A, Class D2, 5.880%, 1/15/2028 (a)(b)	3,000,000	2,923,200
Voya CLO Ltd., Series 2012-4A, Class C, 5.122%, 10/15/2023 (a)(b)	2,000,000	1,925,200
Voya CLO Ltd., Series 2015-1A, Class D, 6.220%, 4/18/2027 (a)(b)	2,000,000	1,614,200
Voya CLO Ltd., Series 2015-1A, Class E, 7.120%, 4/18/2027 (a)(b)	4,000,000	2,907,600
Wellfleet CLO Ltd., Series 2015-1A, Class D, 5.124%, 10/20/2027 (a)(b)(d)	5,000,000	4,489,500
West CLO Ltd., Series 2014-2A, Class D, 5.671%, 1/16/2027 (a)(b)	7,250,000	5,610,050
Z Capital Credit Partners CLO Ltd., Series 2015-1A, Class D, 4.620%, 7/16/2027 (a)(b)(d)	4,750,000	4,101,150

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $205,535,193)		185,216,616

Collateralized Mortgage Obligations – 15.34%
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.727%, 9/25/2045 (a)	11,314	9,164
CHL Mortgage Pass-Through Trust, Series 2006-13, Class 1A14, 6.250%, 9/25/2036	61,530	55,777
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.617%, 5/25/2035 (a)	4,298	3,911
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	9,599	8,242
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.245%, 12/10/2049 (a)	13,799	11,071
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a)(b)	3,000,000	2,766,000
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.499%, 2/10/2048 (a)(b)	2,000,000	1,503,600
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.027%, 7/25/2035 (a)(f)	4,118,559	226,521
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.327%, 11/20/2035 (a)(f)	7,537	717
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.334%, 8/25/2046 (a)(f)	5,012,141	502,217

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.023%, 12/20/2035 (a)(b)(f)	$29,090	$2,167
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.683%, 3/25/2035 (a)(f)	830,708	47,766
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.146%, 9/15/2039 (a)(b)	5,000,000	4,971,000
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.627%, 11/25/2035 (a)	21,136	12,815
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.617%, 10/25/2036 (a)	33,243	17,951
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	24,589	21,041
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.037%, 3/19/2045 (a)(f)	3,402,070	238,145
IMPAC CMB Trust, Series 2005-7, Class A2, 0.707%, 11/25/2035 (a)	4,628,180	3,820,100
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.597%, 1/25/2037 (a)	24,227	20,472
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.557%, 10/25/2036 (a)	30,944	25,977
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.206%, 2/15/2051 (a)	7,000,000	6,837,600
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class C, 6.350%, 7/15/2040 (a)	5,241,000	5,140,897
Luminent Mortgage Trust, Series 2006-2, Class X, 2.176%, 2/25/2046 (a)(f)	42,525	2,658
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(f)	6,306,202	111,620
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.925%, 12/25/2035 (a)	15,826	12,755
Morgan Stanley Capital I Trust, Series 2006-IQ11, Class C, 5.974%, 10/15/2042 (a)	2,000,000	1,987,000
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	2,000,000	1,832,200
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	16,654	9,314
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.597%, 12/25/2036 (a)	5,838	4,388
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	961,206	896,517
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	6,463	5,022
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	29,836	23,594
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	6,820	5,482
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A4, 6.250%, 1/25/2037	3,126,021	2,550,208
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A29, 6.000%, 4/25/2037	595,905	488,523
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (f)	8,789,618	399,928
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (f)	23,241,185	690,263
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.171%, 3/25/2046 (a)(f)	6,287,524	196,799
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.899%, 6/15/2049 (a)	5,000,000	4,828,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.149%, 2/15/2051 (a)	5,000,000	4,851,500
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.175%, 11/25/2036 (a)	3,989	3,510
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.488%, 2/25/2046 (a)(f)	23,183,342	264,290
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.446%, 7/25/2046 (a)(f)	11,931,631	221,928
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.546%, 9/25/2046 (a)(f)	477,172	8,780

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.574%, 9/25/2046 (a)(f)	$26,213,304	$443,005
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.687%, 12/25/2035 (a)	33,449	27,555
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.170%, 11/25/2046 (a)(f)	8,003,310	344,943
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.485%, 12/25/2046 (a)(f)	20,446,271	1,065,251
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.773%, 4/25/2047 (a)(f)	25,470,611	636,765
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.742%, 12/28/2037 (a)	30,762	26,234

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $49,203,207)		48,181,683

Corporate Obligations – 21.54%
Financials – 21.54%
Atlantic Capital Bancshares, Inc., 6.250%, 9/30/2025 (b)	10,500,000	10,395,000
Avidbank Holdings, Inc., 6.875%, 11/15/2025 (Acquired 11/4/2015, Cost $8,000,000) (a)(c)	8,000,000	7,960,000
Bank of America Corp., 6.250%, 9/29/2049 (a)	6,000	6,007
Bank of Commerce Holdings, 6.875%, 12/10/2025 (Acquired 12/8/2015, Cost $3,000,000) (a)(b)(c)	3,000,000	3,000,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	15,000,000	14,850,000
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015, Cost $2,000,000) (a)(c)	2,000,000	2,000,000
Citigroup, Inc., 5.900%, 12/29/2049 (a)	5,000	4,938
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	3,000,000	2,970,000
EverBank Financial Corp., 5.750%, 7/2/2025	3,000,000	3,108,681
First Priority Bank, 7.000%, 11/30/2025 (Acquired 11/10/2015, Cost $6,000,000) (b)(c)	6,000,000	5,970,000
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	7,500	4,969
Midland States Bancorp, Inc., 6.500%, 6/18/2025	5,000,000	4,950,000
Noah Bank, 9.000%, 4/17/2025 (Acquired 4/15/2015, Cost $1,000,000) (c)	1,000,000	990,000
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (Acquired 11/13/2015, Cost $3,500,000) (b)(c)	3,500,000	3,482,500
Plaza Bancorp, 7.125%, 6/26/2025 (Acquired 6/18/2015, Cost $5,000,000) (b)(c)	5,000,000	4,950,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	8,000	7,650
Your Community Bank, 0.063%, 12/15/2025 (a)	3,000,000	2,985,000

TOTAL CORPORATE OBLIGATIONS – (Cost $68,024,456)		67,634,745

Mortgage Backed Securities – U.S. Government Agency Issues – 2.44%
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.277%, 2/25/2022 (a)(b)	1,968,129	1,929,357
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (f)	865,215	125,543
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(f)	2,919,913	90,225
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(f)	1,671,023	25,734
Federal Home Loan Mortgage Corp., Series 2015-K48, Class B, 3.760%, 8/25/2048 (a)(b)	5,000,000	4,448,000
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.244%, 1/25/2018 (a)(f)	1,246,796	49,872
Federal National Mortgage Association, Series 2014-C02, Class 2M2, 3.027%, 5/25/2024 (a)	50,000	43,350
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (f)	1,241,079	170,152
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (f)	1,626,276	149,292
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (f)	975,807	78,650
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (f)	1,365,999	121,710

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (f)	$2,533,160	$426,331

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost $8,111,158)		7,658,216

Short Term Investments – 6.14%
Money Market Funds – 6.14%	Shares
Deutsche Daily Assets Fund, Capital Shares, 0.42% (g)	19,284,126	19,284,126

TOTAL SHORT TERM INVESTMENTS – (Cost $19,284,126)		19,284,126

TOTAL INVESTMENTS – 110.48% (Cost 369,123,293)		346,932,612

Liabilities in Excess of Other Assets – (10.48)%		(32,915,314)

NET ASSETS – 100.00%		$314,017,298

(a)	Variable or Floating Rate Security. Rate disclosed as of January 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At January 31, 2016, the value of these securities amounted to $252,891,340 or 80.53% of net assets.
(c)	Illiquid security. At January 31, 2016, the value of these securities amounted to $35,018,500 or 11.15% of net assets.
(d)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. On January 31, 2016, securities valued at $45,186,850 were pledged as collateral for reverse repurchase agreements.
(e)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2016, the value of these securities amounted to $9,087,750 or 2.89% of net assets.
(f)	Interest Only Security.
(g)	Rate disclosed is the seven day yield as of January 31, 2016.
(h)	See Note 5 to the Financial Statements.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts Long/(Short)	Notional Value	Unrealized Depreciation
U.S. 5 Year Note	March 2016	(23)	$(2,775,453)	$(54,526)
5 Year ERIS Aged Standard Swap Future	December 2019	1	93,604	(4,115)
5 Year ERIS Aged Standard Swap Future	June 2020	27	2,548,492	(95,210)
5 Year ERIS Aged Standard Swap Future	September 2020	28	2,654,243	(81,897)
5 Year ERIS Aged Standard Swap Future	March 2021	78	7,549,948	(170,407)
7 Year ERIS Aged Standard Swap Future	December 2022	70	6,658,169	(127,211)
10 Year ERIS Aged Standard Swap Future	June 2024	60	4,970,844	(345,936)
10 Year ERIS Aged Standard Swap Future	December 2024	5	432,064	(22,045)

				$(901,347)

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Schedule of Investments – (continued)

January 31, 2016

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
BNP Paribas	1.826%	01/15/2016	02/16/2016	$2,096,396	$2,093,000
BNP Paribas	2.176%	01/15/2016	02/16/2016	2,075,005	2,071,000
BNP Paribas	2.176%	01/15/2016	02/16/2016	4,060,838	4,053,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	2,050,117	2,040,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	3,337,471	3,321,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	1,884,299	1,875,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	2,384,769	2,373,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	3,309,332	3,293,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	3,083,216	3,068,000
RBC Capital Markets	1.968%	12/16/2015	03/15/2016	2,686,149	2,673,000
RBC Capital Markets	1.968%	12/16/2015	03/15/2016	1,304,385	1,298,000
RBC Capital Markets	1.968%	12/16/2015	03/15/2016	1,668,166	1,660,000
RBC Capital Markets	1.968%	12/16/2015	03/16/2016	1,289,382	1,283,000
RBC Capital Markets	1.963%	01/05/2016	04/05/2016	2,159,662	2,149,000

					$33,250,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments

January 31, 2016

	Principal Amount	Value
Asset-Backed Securities – 9.43%
ACE Securities Corp. Home Equity Loan Trust, Series 2006-HE2, Class A2C, 0.587%, 5/25/2036 (a)	$3,922,937	$3,655,001
ACE Securities Corp. Home Equity Loan Trust, Series 2006-CW1, Class A2C, 0.567%, 7/25/2036 (a)	7,250,333	5,161,512
Business Loan Express Business Loan Trust, Series 2007-AA, Class A, 0.826%, 10/20/2040 (a)(b)	9,300,522	7,231,156
Cajun Global LLC, Series 2011-1A, Class A2, 5.955%, 2/20/2041 (b)	6,605,028	6,605,028
CarMax Auto Owner Trust, Series 2016-1, Class A2A, 1.300%, 4/15/2019 (c)	9,000,000	9,000,000
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A5, 0.487%, 3/25/2036 (a)	5,826,191	4,487,332
Carrington Mortgage Loan Trust, Series 2006-NC5, Class A2, 0.537%, 3/25/2036 (a)	4,053,198	3,167,980
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB4, Class AV3, 0.577%, 5/25/2036 (a)	18,336,477	13,889,881
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF2, 5.721%, 1/25/2037 (a)	15,442,755	8,300,481
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF3, 5.737%, 1/25/2037 (a)	10,488,152	5,554,525
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF6, 5.835%, 1/25/2037 (a)	12,590,885	6,928,764
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF4, 5.910%, 1/25/2037 (a)	2,097,630	1,153,907
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB1, Class AF1B, 6.004%, 1/25/2037 (a)	7,950,520	4,145,401
Domino’s Pizza Master Issuer LLC, Series 2015-1, Class A2II, 4.474%, 10/25/2045 (b)	4,987,500	5,008,448
Fieldstone Mortgage Investment Corp., Series 2006-1, Class A2, 0.617%, 5/25/2036 (a)	11,320,887	7,544,239
Fieldstone Mortgage Investment Corp., Series 2007-1, Class 2A3, 0.767%, 4/25/2037 (a)	15,120,983	9,966,240
Fremont Home Loan Trust, Series 2006-C, Class 2A2, 0.577%, 10/25/2036 (a)	38,031,380	18,783,698
GSAA Home Equity Trust, Series 2005-14, Class 2A2, 0.677%, 12/25/2035 (a)	1,005,278	758,080
GSAA Home Equity Trust, Series 2005-14, Class 2A3, 0.777%, 12/25/2035 (a)	663,815	555,348
GSAA Home Equity Trust, Series 2006-1, Class A1, 0.517%, 1/25/2036 (a)	1,887,315	1,094,643
GSAA Home Equity Trust, Series 2006-1, Class A2, 0.647%, 1/25/2036 (a)	26,057,113	15,636,874
GSAA Home Equity Trust, Series 2005-15, Class 2A2, 0.677%, 1/25/2036 (a)	4,862,777	3,165,181
GSAA Home Equity Trust, Series 2006-10, Class AF2, 5.825%, 6/25/2036 (a)	3,267,292	1,837,852
GSAA Home Equity Trust, Series 2007-4, Class A3A, 0.727%, 3/25/2037 (a)(d)	62,099,150	37,352,639
GSAA Home Equity Trust, Series 2006-20, Class 1A2, 0.607%, 12/25/2046 (a)	19,303,620	10,802,306
GSAA Home Equity Trust, Series 2007-5, Class 1F4A, 6.032%, 3/25/2047 (a)	8,228,596	5,494,234
GSAA Home Equity Trust, Series 2007-5, Class 2A1A, 0.547%, 4/25/2047 (a)	7,699,733	5,947,274
GSAA Home Equity Trust, Series 2007-6, Class A4, 0.727%, 5/25/2047 (a)	24,273,432	18,090,989
HOA Funding LLC, Series 2015-1A, Class D, 9.000%, 8/20/2044 (b)	1,000,000	913,600
HOA Funding LLC, Series 2014-1A, Class A2, 4.846%, 8/20/2044 (b)	9,750,000	8,880,300
Home Equity Mortgage Loan Asset-Backed Trust, Series 2006-E, Class 2A2, 0.547%, 4/25/2037 (a)	4,481,230	2,794,943
JGWPT XXVII LLC, Series 2012-3A, Class B, 6.170%, 9/15/2067 (b)	1,000,000	1,161,200
JGWPT XXX LLC, Series 2013-3A, Class A, 4.080%, 1/17/2073 (b)	4,398,895	4,576,610
JGWPT XXXI LLC, Series 2014-1A, Class B, 4.940%, 3/16/2065 (b)	1,500,000	1,587,450
JGWPT XXXII LLC, Series 2014-2A, Class A, 3.610%, 1/17/2073 (b)	5,720,474	5,778,822
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.500%, 6/15/2077 (b)	9,501,175	9,541,080
Lehman XS Trust, Series 2007-2N, Class 3AX, 2.000%, 2/25/2037 (a)(e)	59,028,870	6,345,604
Lehman XS Trust, Series 2007-9, Class WFIO, 0.550%, 4/25/2037 (a)(e)	60,911,977	1,096,416
MASTR Asset Backed Securities Trust, Series 2005-NC2, Class A3, 0.927%, 11/25/2035 (a)	27,424,722	17,793,160
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A3, 0.527%, 10/25/2036 (a)	30,113,736	17,782,161

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Asset-Backed Securities – (continued)
MASTR Asset Backed Securities Trust, Series 2006-NC3, Class A4, 0.587%, 10/25/2036 (a)	$9,292,450	$5,389,621
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2B, 0.527%, 11/25/2036 (a)	2,855,114	1,685,945
Morgan Stanley ABS Capital I, Inc. Trust, Series 2007-HE1, Class A2C, 0.577%, 11/25/2036 (a)	16,159,635	9,442,075
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A2, 5.826%, 9/25/2046 (a)	17,279,480	9,908,054
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A6, 5.858%, 9/25/2046 (a)	6,664,498	3,896,065
Morgan Stanley Mortgage Loan Trust, Series 2007-1XS, Class 2A3, 5.919%, 9/25/2046 (a)	16,576,421	9,503,262
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A3S, 5.858%, 1/25/2047 (a)	1,253,840	847,847
Morgan Stanley Mortgage Loan Trust, Series 2007-3XS, Class 2A4S, 5.963%, 1/25/2047 (a)	10,709,585	8,080,382
Morgan Stanley Mortgage Loan Trust, Series 2007-10XS, Class A2, 6.250%, 7/25/2047 (a)	1,366,670	1,015,846
Newcastle Mortgage Securities Trust, Series 2007-1, Class 1A1, 0.617%, 4/25/2037 (a)	17,297,668	14,372,632
Nomura Home Equity Loan Trust, Series 2006-HE3, Class 2A3, 0.577%, 7/25/2036 (a)	11,480,649	9,818,251
Option One Mortgage Loan Trust, Series 2007-3, Class 2A3, 0.667%, 4/25/2037 (a)	4,179,640	2,478,527
Ownit Mortgage Loan Trust, Series 2006-1, Class AF2, 5.290%, 10/25/2035 (a)	13,763,115	8,315,674
Residential Asset Mortgage Products, Inc. Trust, Series 2007-RS2, Class A2, 0.707%, 5/25/2037 (a)	8,571,633	7,435,034
Securitized Asset Backed Receivables LLC Trust, Series 2006-HE2, Class A2B, 0.527%, 7/25/2036 (a)	34,235,689	18,952,877
SolarCity LMC II LLC, Series 2014-1, Class A, 4.590%, 4/20/2044 (b)	2,058,319	2,155,471
Soundview Home Loan Trust, Series 2007-OPT1, Class X, 0.049%, 6/25/2037 (a)(e)	379,376,135	1,062,253
Specialty Underwriting & Residential Finance Trust, Series 2006-BC5, Class A2C, 0.527%, 11/25/2037 (a)	4,151,499	2,955,037
Stone Street Receivables Funding, LLC, Series 2015-1A, Class C, 5.600%, 12/15/2054 (b)	227,000	198,443
Store Master Funding LLC, Series 2012-1A, Class A, 5.770%, 8/20/2042 (b)	6,227,447	6,522,005

TOTAL ASSET-BACKED SECURITIES – (Cost $456,779,555)		423,605,660

Collateralized Debt Obligations – 0.68%
Financial Institution Note Securitization Ltd., Series 2015-1A, Class A, 5.000%, 7/30/2026 (b)(j)	12,927,000	12,927,000
Financial Institution Note Securitization Ltd., Series 2015-1A, Class C, 7.000%, 7/30/2026 (b)(j)	6,275,000	6,275,000
Financial Institution Note Securitization Ltd., Series 2015-1, 11.660%, 7/30/2026 (Acquired 10/20/2015, Cost $11,231,000) (a)(b)(f)(j)	11,231,000	11,231,000

TOTAL COLLATERALIZED DEBT OBLIGATIONS – (Cost $30,433,000)		30,433,000

Collateralized Loan Obligations – 15.75%
Acis CLO Ltd., Series 2013-1A, Class E, 6.220%, 4/18/2024 (a)(b)	12,000,000	8,985,600
Adams Mill CLO Ltd., Series 2014-1A, Class E1, 5.622%, 7/15/2026 (a)(b)	3,000,000	2,157,300
ALM VII Ltd., Series 2013-7R2A, Class D, 5.619%, 4/24/2024 (a)(b)	3,000,000	2,587,200
ALM X Ltd., Series 2013-10A, Class C, 3.922%, 1/15/2025 (a)(b)	3,000,000	2,726,700
ALM X Ltd., Series 2013-10A, Class D, 5.222%, 1/15/2025 (a)(b)	6,000,000	4,648,200
ALM XIV Ltd., Series 2014-14A, Class D, 5.471%, 7/28/2026 (a)(b)	7,500,000	5,751,000
ALM XVI Ltd., Series 2015-16A, Class D, 5.972%, 7/15/2027 (a)(b)	1,250,000	1,003,125
AMMC CLO IX Ltd., Series 2011-9A, Class E, 8.072%, 1/15/2022 (a)(b)	1,000,000	1,003,400
AMMC CLO XV Ltd., Series 2014-15A, Class D, 4.677%, 12/9/2026 (a)(b)(d)	3,000,000	2,748,300
AMMC CLO XVII Ltd., Series 2015-17A, Class E, 7.094%, 11/15/2027 (a)(b)	4,000,000	3,396,400
Anchorage Capital CLO V Ltd., Series 2014-5A, Class E, 5.622%, 10/15/2026 (a)(b)	3,000,000	2,347,200
Anchorage Capital CLO VII Ltd., Series 2015-7A, Class D, 4.050%, 10/15/2027 (a)(b)	2,000,000	1,753,600
Apidos CLO XIV, Series 2013-14A, Class E, 5.022%, 4/15/2025 (a)(b)	3,000,000	2,317,500
Ares XXVII CLO Ltd., Series 2013-2A, Class E, 5.471%, 7/28/2025 (a)(b)	5,500,000	4,282,850
Ares XXXIII CLO Ltd., Series 2015-1A, Class D, 6.682%, 12/5/2025 (a)(b)	6,000,000	5,062,800

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Ares XXXVII CLO Ltd., Series 2015-4A, Class C, 4.576%, 10/15/2026 (a)(b)	$7,500,000	$7,128,750
Ares XXXVII CLO Ltd., Series 2015-4A, Class D2, 7.346%, 10/15/2026 (a)(b)	3,000,000	2,666,700
Arrowpoint CLO Ltd., Series 2013-1A, Class C, 4.032%, 4/25/2024 (a)(b)	10,000,000	9,119,000
Arrowpoint CLO Ltd., Series 2014-2A, Class E, 5.222%, 3/12/2026 (a)(b)(d)	6,000,000	4,473,000
Arrowpoint CLO Ltd., Series 2014-3A, Class D, 5.722%, 10/15/2026 (a)(b)(d)	11,000,000	10,609,500
Arrowpoint CLO Ltd., Series 2015-4A, Class D, 5.120%, 4/18/2027 (a)(b)(d)	10,375,000	9,633,188
Arrowpoint CLO Ltd., Series 2015-4A, Class E, 7.520%, 4/18/2027 (a)(b)	9,000,000	7,767,900
Babson CLO Ltd., Series 2013-IIA, Class C, 3.870%, 1/18/2025 (a)(b)	4,500,000	4,106,250
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class C, 4.320%, 4/18/2027 (a)(b)	8,250,000	7,074,375
Benefit Street Partners CLO VI Ltd., Series 2015-VIA, Class D, 6.170%, 4/18/2027 (a)(b)	3,000,000	2,455,200
BlueMountain CLO Ltd., Series 2015-2A, Class E, 5.970%, 7/18/2027 (a)(b)	3,000,000	2,307,600
BlueMountain CLO Ltd., Series 2015-3A, Class D, 5.583%, 10/20/2027 (a)(b)	2,000,000	1,531,200
Brookside Mill CLO Ltd., Series 2013-1A, Class E, 5.020%, 4/17/2025 (a)(b)	5,500,000	3,718,550
Canyon Capital CLO Ltd., Series 2012-1A, Class D, 4.922%, 1/15/2024 (a)(b)(d)	3,000,000	2,844,900
Carlyle Global Market Strategies CLO Ltd., Series 2012-1A, Class F, 7.874%, 4/20/2022 (a)(b)	5,000,000	4,168,500
Carlyle Global Market Strategies CLO Ltd., Series 2012-4A, Class E, 6.124%, 1/20/2025 (a)(b)	2,850,000	2,434,470
Catamaran CLO Ltd., Series 2012-1A, Class D, 5.070%, 12/20/2023 (a)(b)	8,750,000	7,957,250
Cathedral Lake CLO Ltd., Series 2015-3A, Class D, 5.816%, 1/15/2026 (a)(b)	5,000,000	4,938,500
Cent CDO XIV Ltd., Series 2007-14X, Class A2A, 0.852%, 4/15/2021 (a)(g)	4,248,301	4,127,649
Cent CLO XXIII Ltd., Series 2015-23A, Class C, 4.320%, 4/17/2026 (a)(b)	2,875,000	2,535,750
Cent CLO XXIV Ltd., Series 2015-24A, Class D2, 7.081%, 10/15/2026 (a)(b)	8,000,000	6,753,600
CIFC Funding Ltd., Series 2012-2A, Class B3L, 7.452%, 12/5/2024 (a)(b)	2,000,000	1,514,800
CIFC Funding Ltd., Series 2012-3A, Class B2L, 6.618%, 1/29/2025 (a)(b)(d)	9,750,000	8,099,325
CIFC Funding Ltd., Series 2012-3A, Class B3L, 7.223%, 1/29/2025 (a)(b)	1,000,000	816,200
CIFC Funding Ltd., Series 2013-1A, Class E, 6.750%, 4/16/2025 (a)(b)	4,800,000	3,338,880
CIFC Funding Ltd., Series 2015-2A, Class A, 2.072%, 4/15/2027 (a)(b)	5,000,000	4,934,000
CIFC Funding Ltd., Series 2015-2A, Class E, 6.122%, 4/15/2027 (a)(b)	5,000,000	3,946,000
ColumbusNova CLO Ltd., Series 2007-2A, Class D, 5.122%, 10/15/2021 (a)(b)	3,440,000	3,470,616
Crown Point CLO Ltd., Series 2012-1A, Class B1L, 5.370%, 11/21/2022 (a)(b)(d)	5,000,000	4,709,500
Crown Point CLO Ltd., Series 2012-1A, Class B2L, 6.870%, 11/21/2022 (a)(b)	10,250,000	8,967,725
Crown Point CLO Ltd., Series 2013-2A, Class B1L, 4.174%, 12/31/2023 (a)(b)	4,000,000	3,298,800
Cutwater Ltd., Series 2014-2A, Class C, 5.022%, 1/15/2027 (a)(b)	4,000,000	3,600,400
Cutwater Ltd., Series 2014-2A, Class D, 6.472%, 1/15/2027 (a)(b)	2,000,000	1,569,600
Doral CLO I Ltd., Series 2012-3A, Class C, 5.070%, 12/19/2022 (a)(b)(d)	13,000,000	12,576,200
Doral CLO II Ltd., Series 2012-2A, Class C, 4.902%, 5/26/2023 (a)(b)	8,500,000	8,288,350
Dryden XXVIII Senior Loan Fund, Series 2013-28A, Class B2L, 4.262%, 8/15/2025 (a)(b)	9,000,000	6,200,100
Dryden XXXI Senior Loan Fund, Series 2014-31A, Class E, 4.870%, 4/18/2026 (a)(b)	2,500,000	1,853,750
Dryden XXXVI Senior Loan Fund, Series 2014-36A, Class D, 4.094%, 11/9/2025 (a)(b)	7,000,000	6,477,800
Emerson Park CLO Ltd., Series 2013-1A, Class E, 5.472%, 7/15/2025 (a)(b)	3,000,000	2,405,100
Finn Square CLO Ltd., Series 2012-1A, Class D, 5.644%, 12/24/2023 (a)(b)	4,600,000	3,904,940
Fortress Credit BSL II Ltd., Series 2013-2A, Class D, 4.470%, 10/19/2025 (a)(b)	7,750,000	6,829,300
Galaxy XI CLO Ltd., Series 2011-11A, Class F, 7.120%, 8/20/2022 (a)(b)	5,250,000	4,982,775
Galaxy XX CLO Ltd., Series 2015-20A, Class E, 6.124%, 7/20/2027 (a)(b)	3,000,000	2,413,200
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class E2, 5.824%, 7/20/2027 (a)(b)	2,500,000	1,943,500
GSC Group CDO Fund VIII Ltd., Series 2007-8A, Class C, 2.095%, 4/17/2021 (a)(b)	3,000,000	2,939,700
Halcyon Loan Advisors Funding Ltd., Series 2012-2A, Class E, 5.970%, 12/20/2024 (a)(b)	3,000,000	2,104,800
Hildene CLO III Ltd., Series 2014-3A, Class E, 5.874%, 10/20/2026 (a)(b)	2,000,000	1,539,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
JFIN CLO Ltd., Series 2015-2A, Class D, 4.727%, 10/19/2026 (a)(b)	$10,000,000	$8,928,000
JFIN Revolver CLO Ltd., Series 2013-1A, Class D, 4.374%, 1/20/2021 (a)(b)	8,010,000	7,588,674
JFIN Revolver CLO Ltd., Series 2014-2A, Class C, 3.120%, 2/20/2022 (a)(b)	5,000,000	4,892,500
JFIN Revolver CLO Ltd., Series 2015-3A, Class C, 2.864%, 4/20/2023 (a)(b)(d)	19,000,000	18,173,500
JFIN Revolver CLO Ltd., Series 2015-3A, Class D, 3.924%, 4/20/2023 (a)(b)(d)	11,000,000	10,057,300
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class D, 4.472%, 4/30/2023 (a)(b)	4,000,000	3,572,400
JMP Credit Advisors CLO II Ltd., Series 2013-1A, Class E, 5.872%, 4/30/2023 (a)(b)(d)	8,200,000	6,566,560
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class D, 5.720%, 10/17/2025 (a)(b)	9,300,000	8,734,560
JMP Credit Advisors CLO III Ltd., Series 2014-1A, Class E, 7.970%, 10/17/2025 (a)(b)	7,650,000	6,976,800
KCAP Senior Funding I LLC, Series 2013-1A, Class D, 5.874%, 7/20/2024 (a)(b)	2,500,000	2,325,750
KKR Financial CLO Ltd., Series 2007-1A, Class E, 5.362%, 5/15/2021 (a)(b)	10,006,412	10,068,452
KVK CLO Ltd., Series 2015-1A, Class D, 4.370%, 5/20/2027 (a)(b)	7,600,000	6,631,760
LCM XVI LP, Series 16A, Class E, 5.222%, 7/15/2026 (a)(b)	6,600,000	5,000,160
Longfellow Place CLO Ltd., Series 2013-1A, Class D, 4.872%, 1/15/2024 (a)(b)	9,000,000	7,792,200
Madison Park Funding XV Ltd., Series 2014-15A, Class D, 6.071%, 1/27/2026 (a)(b)	5,000,000	3,980,500
Madison Park Funding XVI Ltd., Series 2015-16A, Class C, 4.324%, 4/20/2026 (a)(b)	3,000,000	2,761,800
Magnetite XIV Ltd., Series 2015-14A, Class E, 5.870%, 7/18/2028 (a)(b)	2,900,000	2,262,000
Marine Park CLO Ltd., Series 2012-1A, Class DR, 5.814%, 10/12/2023 (a)(b)	1,250,000	1,092,750
MidOcean Credit CLO I, Series 2012-1A, Class D, 6.570%, 1/15/2024 (a)(b)	2,400,000	2,054,160
MidOcean Credit CLO IV, Series 2015-4A, Class D, 4.522%, 4/15/2027 (a)(b)	5,000,000	4,346,500
Monroe Capital BSL CLO Ltd., Series 2015-1A, Class D, 4.328%, 5/22/2027 (a)(b)(d)	11,000,000	9,599,700
Muir Woods CLO Ltd., Series 2012-1A, Class D, 5.502%, 9/14/2023 (a)(b)	3,500,000	3,371,200
Neuberger Berman CLO XIII Ltd., Series 2012-13A, Class D, 5.119%, 1/23/2024 (a)(b)	5,050,000	4,853,555
Neuberger Berman CLO XVIII Ltd., Series 2014-18A, Class D, 5.612%, 11/14/2025 (a)(b)	3,000,000	2,286,600
NewMark Capital Funding CLO Ltd., Series 2013-1A, Class D, 3.206%, 6/2/2025 (a)(b)	4,000,000	3,125,200
NewStar Clarendon Fund CLO LLC, Series 2014-1A, Class D, 4.969%, 1/25/2027 (a)(b)	7,465,000	6,820,024
Oak Hill Credit Partners V Ltd., Series 2007-5A, Class C, 5.620%, 4/16/2021 (a)(b)	2,000,000	2,001,600
Ocean Trails CLO IV, Series 2013-4A, Class A, 1.659%, 8/13/2025 (a)(b)(h)	25,000,000	24,680,000
Ocean Trails CLO IV, Series 2013-4A, Class D, 4.359%, 8/13/2025 (a)(b)	4,000,000	3,578,800
Octagon Investment Partners XIV Ltd., Series 2012-1A, Class E, 7.122%, 1/15/2024 (a)(b)	6,300,000	4,519,620
Octagon Investment Partners XXI Ltd., Series 2014-1A, Class D, 6.962%, 11/14/2026 (a)(b)	8,500,000	7,280,250
OFSI Fund Ltd., Series 2006-1A, Class E2, 5.320%, 9/20/2019 (a)(b)	3,112,000	3,070,346
OFSI Fund VI Ltd., Series 2014-6A, Class D, 5.472%, 3/20/2025 (a)(b)	8,000,000	5,880,000
OFSI Fund VII Ltd., Series 2014-7A, Class D, 5.620%, 10/18/2026 (a)(b)(d)	10,600,000	10,166,460
OFSI Fund VII Ltd., Series 2014-7A, Class E, 7.870%, 10/18/2026 (a)(b)	7,000,000	6,412,700
One Wall Street CLO II Ltd., Series 2007-2A, Class B, 1.121%, 4/22/2019 (a)(b)	1,440,486	1,430,115
One Wall Street CLO II Ltd., Series 2007-2A, Class C, 1.371%, 4/22/2019 (a)(b)	3,000,000	2,940,300
One Wall Street CLO II Ltd., Series 2007-2A, Class D, 2.071%, 4/22/2019 (a)(b)	4,350,000	4,255,605
OZLM Funding IV Ltd., Series 2013-4A, Class D, 5.271%, 7/22/2025 (a)(b)	2,500,000	2,057,750
OZLM Funding Ltd., Series 2012-1A, Class DR, 7.321%, 7/22/2027 (a)(b)	3,100,000	2,745,360
OZLM IX Ltd., Series 2014-9A, Class D, 5.774%, 1/20/2027 (a)(b)(d)	5,000,000	3,776,000
Regatta Funding Ltd., Series 2007-1X, Class A3L, 1.007%, 6/15/2020 (a)(g)	7,500,000	7,452,750
Regatta Funding Ltd., Series 2007-1X, Class B1L, 1.637%, 6/15/2020 (a)(g)	4,500,000	4,444,650
Regatta V Funding Ltd., Series 2014-1A, Class D, 5.519%, 10/25/2026 (a)(b)(d)	5,000,000	3,799,000
Saranac CLO I Ltd., Series 2013-1A, Class D, 4.169%, 10/26/2024 (a)(b)	4,000,000	3,295,200
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class D, 4.124%, 10/20/2023 (a)(b)	8,000,000	7,164,800
Saratoga Investment Corp. CLO Ltd., Series 2013-1A, Class E, 5.124%, 10/20/2023 (a)(b)(d)	13,100,000	9,988,750
Seneca Park CLO Ltd., Series 2014-1A, Class D, 4.120%, 7/17/2026 (a)(b)	3,000,000	2,749,500
Shackleton I CLO Ltd., Series 2012-1A, Class D, 5.106%, 8/14/2023 (a)(b)	8,500,000	8,229,700

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Loan Obligations – (continued)
Sound Harbor Loan Fund Ltd., Series 2014-1A, Class C, 4.948%, 10/30/2026 (a)(b)(d)	$11,700,000	$11,276,460
Sound Point CLO II Ltd., Series 2013-1A, Class B2L, 5.119%, 4/26/2025 (a)(b)	5,000,000	4,076,000
Sound Point CLO IV Ltd., Series 2013-3A, Class D, 4.124%, 1/21/2026 (a)(b)	6,000,000	5,305,200
Steele Creek CLO Ltd., Series 2014-1A, Class D, 3.778%, 8/21/2026 (a)(b)	3,212,000	2,806,003
Steele Creek CLO Ltd., Series 2014-1A, Class E2, 7.328%, 8/21/2026 (a)(b)	2,000,000	1,702,600
Steele Creek CLO Ltd., Series 2014-1X, Class E2, 7.328%, 8/21/2026 (a)(g)	500,000	425,650
Steele Creek CLO Ltd., Series 2015-1A, Class D, 4.378%, 2/21/2027 (a)(b)	3,000,000	2,721,300
Symphony CLO XII Ltd., Series 2013-12A, Class E, 5.522%, 10/15/2025 (a)(b)	2,000,000	1,576,600
Symphony CLO XVI Ltd., Series 2015-16A, Class E, 5.734%, 7/15/2028 (a)(b)(h)	3,000,000	2,371,800
THL Credit Wind River CLO Ltd., Series 2014-1A, Class E, 5.570%, 4/18/2026 (a)(b)(d)	5,000,000	3,956,500
TICC CLO LLC, Series 2012-1A, Class D1, 6.143%, 8/25/2023 (a)(b)	7,000,000	7,000,700
Tralee CLO III Ltd., Series 2014-3A, Class E, 7.624%, 7/20/2026 (a)(b)(d)	5,790,000	4,951,608
Trinitas CLO III Ltd., Series 2015-3A, Class D1, 4.772%, 7/15/2027 (a)(b)(d)	15,250,000	12,820,675
Tuolumne Grove CLO Ltd., Series 2014-1A, Class E, 5.369%, 4/25/2026 (a)(b)	8,000,000	5,544,800
Venture X CLO Ltd., Series 2012-10X, Class E, 6.624%, 7/20/2022 (a)(g)	3,000,000	2,660,100
Venture XII CLO Ltd., Series 2012-12A, Class E, 5.712%, 2/28/2024 (a)(b)(d)	13,200,000	10,507,200
Venture XXII CLO Ltd., Series 2015-22A, Class D2, 5.880%, 1/15/2028 (a)(b)	9,200,000	8,964,480
Vibrant CLO II Ltd., Series 2013-2A, Class C, 4.219%, 7/24/2024 (a)(b)	3,000,000	2,688,000
Vibrant CLO II Ltd., Series 2013-2A, Class D, 5.519%, 7/24/2024 (a)(b)	3,200,000	2,462,080
Voya CLO Ltd., Series 2012-1A, Class DR, 5.702%, 3/14/2022 (a)(b)	2,000,000	1,886,400
Voya CLO Ltd., Series 2012-1A, Class ER, 7.002%, 3/14/2022 (a)(b)	2,000,000	1,698,600
Voya CLO Ltd., Series 2012-3A, Class ER, 6.622%, 10/15/2022 (a)(b)	5,000,000	4,495,500
Voya CLO Ltd., Series 2012-4A, Class C, 5.122%, 10/15/2023 (a)(b)	3,000,000	2,887,800
Voya CLO Ltd., Series 2014-3A, Class D, 5.619%, 7/25/2026 (a)(b)	7,000,000	5,378,100
Voya CLO Ltd., Series 2015-1A, Class D, 6.220%, 4/18/2027 (a)(b)	2,000,000	1,614,200
Voya CLO Ltd., Series 2015-1A, Class E, 7.120%, 4/18/2027 (a)(b)	3,000,000	2,180,700
Washington Mill CLO Ltd., Series 2014-1A, Class D, 4.074%, 4/20/2026 (a)(b)	5,000,000	4,108,000
Washington Mill CLO Ltd., Series 2014-1A, Class E, 5.474%, 4/20/2026 (a)(b)	3,000,000	1,704,600
Wellfleet CLO Ltd., Series 2015-1A, Class D, 5.124%, 10/20/2027 (a)(b)(d)	14,250,000	12,795,075
West CLO Ltd., Series 2012-1A, Class D, 6.822%, 10/30/2023 (a)(b)(d)	5,000,000	4,036,000
Wind River CLO Ltd., Series 2012-1A, Class D, 5.622%, 1/15/2024 (a)(b)	4,000,000	3,953,200
Wind River CLO Ltd., Series 2012-1A, Class E, 5.872%, 1/15/2024 (a)(b)	5,000,000	4,224,000
Zais CLO III Ltd., Series 2015-3A, Class C, 4.422%, 7/15/2027 (a)(b)	7,000,000	5,576,200

TOTAL COLLATERALIZED LOAN OBLIGATIONS – (Cost $783,258,054)		707,985,360

Collateralized Mortgage Obligations – 73.02%
Adjustable Rate Mortgage Trust, Series 2005-3, Class 7A1, 2.534%, 7/25/2035 (a)	1,666,594	1,524,266
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A21, 2.810%, 11/25/2035 (a)	9,848,108	8,361,043
Adjustable Rate Mortgage Trust, Series 2005-8, Class 3A1, 2.810%, 11/25/2035 (a)(h)	14,198,059	12,177,675
Adjustable Rate Mortgage Trust, Series 2005-10, Class 3A12, 2.656%, 1/25/2036 (a)	874	15
Adjustable Rate Mortgage Trust, Series 2005-11, Class 4A1, 2.737%, 2/25/2036 (a)(d)	18,231,570	13,270,760
Adjustable Rate Mortgage Trust, Series 2006-3, Class 4A2, 0.547%, 8/25/2036 (a)	15,522,187	9,577,189
Adjustable Rate Mortgage Trust, Series 2007-1, Class 3A22, 3.286%, 3/25/2037 (a)	1,407,549	1,153,768
Adjustable Rate Mortgage Trust, Series 2007-2, Class 1A21, 5.172%, 6/25/2037 (a)	6,591,846	5,794,233
American Home Mortgage Assets Trust, Series 2006-1, Class XC, 2.403%, 5/25/2046 (a)(e)	57,974,760	6,232,287
American Home Mortgage Assets Trust, Series 2006-2, Class 1A1, 1.245%, 9/25/2046 (a)	2,000,478	1,378,578
American Home Mortgage Assets Trust, Series 2007-1, Class A1, 0.985%, 2/25/2047 (a)(d)	50,671,194	28,730,567
American Home Mortgage Investment Trust, Series 2004-3, Class 3A, 2.314%, 10/25/2034 (a)	2,644,691	2,498,704

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
American Home Mortgage Investment Trust, Series 2005-2, Class 5A4C, 5.408%, 9/25/2035 (a)(h)	$44,573,815	$35,988,898
American Home Mortgage Investment Trust, Series 2005-2, Class 1A1, 0.727%, 9/25/2045 (a)	19,045,442	15,426,808
American Home Mortgage Investment Trust, Series 2005-2, Class 2A1, 1.997%, 9/25/2045 (a)	1,313,408	1,098,403
American Home Mortgage Investment Trust, Series 2005-4, Class 3A1, 0.727%, 11/25/2045 (a)	16,571,815	13,020,475
American Home Mortgage Investment Trust, Series 2006-3, Class 11A1, 0.607%, 12/25/2046 (a)	4,563,514	3,775,519
Bank of America Alternative Loan Trust, Series 2005-6, Class 5A2, 5.500%, 7/25/2035	2,149,313	1,904,506
Bank of America Commercial Mortgage Trust, Series 2015-UBS7, Class D, 3.167%, 9/15/2048	4,000,000	2,887,200
Bank of America Commercial Mortgage Trust, Series 2007-3, Class AM, 5.742%, 6/10/2049 (a)	3,000,000	3,121,200
Bank of America Commercial Mortgage Trust, Series 2007-5, Class AJ, 6.173%, 2/10/2051 (a)	5,000,000	5,068,000
Bank of America Funding Trust, Series 2005-F, Class 4A1, 2.848%, 9/20/2035 (a)	3,140,431	2,629,483
Bank of America Funding Trust, Series 2007-C, Class 1A3, 3.475%, 5/20/2036 (a)	21,421	20,370
Bank of America Funding Trust, Series 2007-C, Class 4A2, 3.557%, 5/20/2036 (a)	3,653,248	3,420,171
Bank of America Funding Trust, Series 2007-C, Class 4A3, 3.557%, 5/20/2036 (a)(h)	21,709,460	21,301,322
Bank of America Funding Trust, Series 2006-5, Class 1A4, 6.000%, 9/25/2036	9,602,291	8,386,641
Bank of America Funding Trust, Series 2007-3, Class TA4, 0.857%, 4/25/2037 (a)	5,782,949	3,889,033
Bank of America Funding Trust, Series 2007-D, Class 3A3, 3.589%, 6/20/2037 (a)	4,350,366	4,086,299
Bank of America Funding Trust, Series 2007-D, Class 3A1, 3.589%, 6/20/2037 (a)	329,548	312,280
Bank of America Mortgage Trust, Series 2003-7, Class A1, 4.500%, 9/25/2018	403,457	402,166
Bank of America Mortgage Trust, Series 2003-7, Class A2, 4.750%, 9/25/2018	120,710	120,372
Bank of America Mortgage Trust, Series 2005-I, Class 2A3, 2.902%, 10/25/2035 (a)	402,008	352,279
Bank of America Mortgage Trust, Series 2005-I, Class 4A1, 2.959%, 10/25/2035 (a)	4,895,403	4,656,507
Bank of America Mortgage Trust, Series 2005-K, Class 2A1, 2.920%, 12/25/2035 (a)	481,073	432,965
Bank of America Mortgage Trust, Series 2006-2, Class A1, 6.000%, 7/25/2046 (a)	11,272,731	10,347,240
BCAP LLC Trust, Series 2013-RR7, Class 4A3, 3.185%, 12/27/2034 (a)(b)	9,013,000	8,954,416
BCAP LLC Trust, Series 2014-RR1, Class 1A2, 2.695%, 3/26/2035 (a)(b)	3,693,643	3,435,088
BCAP LLC Trust, Series 2015-RR2, Class 26A2, 2.780%, 3/28/2036 (a)(b)	6,729,753	5,884,496
BCAP LLC Trust, Series 2014-RR2, Class 6A8, 0.662%, 10/26/2036 (a)(b)	17,786,107	13,903,400
BCAP LLC Trust, Series 2006-AA2, Class A1, 0.597%, 1/25/2037 (a)	8,309,704	6,398,472
BCAP LLC Trust, Series 2008-IND1, Class A1, 1.627%, 10/25/2047 (a)(d)	28,591,513	24,034,026
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-1, Class 4A1, 2.805%, 3/25/2035 (a)	2,833,296	2,649,132
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-12, Class 12A1, 2.630%, 2/25/2036 (a)	4,321,743	3,686,015
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2, Class 3A1, 2.816%, 7/25/2036 (a)	2,708,456	2,316,271
Bear Stearns Adjustable Rate Mortgage Trust, Series 2007-3, Class 1A1, 2.796%, 5/25/2047 (a)	3,042,244	2,661,963
Bear Stearns ALT-A Trust, Series 2005-5, Class 21A1, 2.498%, 7/25/2035 (a)	3,774,996	3,578,696
Bear Stearns ALT-A Trust, Series 2005-7, Class 22A1, 2.815%, 9/25/2035 (a)(d)	31,486,877	27,362,096
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1, 0.967%, 10/25/2035 (a)(d)	28,374,011	24,503,796
Bear Stearns ALT-A Trust, Series 2005-10, Class 23A1, 2.630%, 1/25/2036 (a)(d)	18,477,787	14,874,618
Bear Stearns Asset Backed Securities Trust, Series 2004-AC6, Class A2, 0.827%, 11/25/2034 (a)	2,992,925	2,415,889

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Bear Stearns Asset Backed Securities Trust, Series 2005-AC5, Class 1A2, 1.427%, 8/25/2035 (a)	$3,912,961	$3,220,367
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW15, Class AM, 5.363%, 2/11/2044 (d)	5,000,000	5,085,000
Bear Stearns Commercial Mortgage Securities Trust, Series 2007-PW17, Class AJ, 6.080%, 6/11/2050 (a)	5,000,000	4,903,500
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1X, 0.400%, 10/25/2036 (e)	90,873,077	2,226,390
Bear Stearns Mortgage Funding Trust, Series 2006-AR3, Class 1A1, 0.607%, 10/25/2036 (a)(d)	28,063,823	21,805,590
Bear Stearns Mortgage Funding Trust, Series 2006-AR5, Class 2A1, 0.617%, 1/25/2037 (a)(h)	25,790,840	21,035,009
CD Commercial Mortgage Trust, Series 2006-CD3, Class AJ, 5.688%, 10/15/2048 (d)	10,000,000	9,508,000
CFCRE Commercial Mortgage Trust, Series 2015-RUM, Class B, 2.576%, 7/15/2030 (a)(b)	5,000,000	4,982,000
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class F, 5.000%, 4/15/2044 (a)(b)	7,931,000	6,807,177
CFCRE Commercial Mortgage Trust, Series 2011-C1, Class E, 6.074%, 4/15/2044 (a)(b)	821,000	746,617
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, 2.684%, 12/25/2035 (a)	1,869,413	1,719,860
Chase Mortgage Finance Trust, Series 2005-A1, Class 1A1, 2.699%, 12/25/2035 (a)	4,553,493	4,321,265
Chase Mortgage Finance Trust, Series 2007-A2, Class 7A1, 4.392%, 7/25/2037 (a)	1,120,038	1,038,051
ChaseFlex Trust, Series 2006-1, Class A4, 6.300%, 6/25/2036 (a)	33,275,000	27,807,918
ChaseFlex Trust, Series 2006-2, Class A4, 6.340%, 9/25/2036 (a)	12,655,565	11,605,153
ChaseFlex Trust, Series 2007-1, Class 2A10, 0.927%, 2/25/2037 (a)	4,632,026	3,078,444
ChaseFlex Trust, Series 2007-1, Class 2A6, 6.000%, 2/25/2037	3,214,715	2,694,895
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A1, 0.577%, 1/25/2036 (a)(b)	9,492,794	8,573,891
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-1A, Class A2, 0.627%, 1/25/2036 (a)(b)	7,760,925	6,811,764
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class NIO, 0.398%, 4/25/2037 (a)(b)(e)	68,975,384	1,455,381
Chevy Chase Funding LLC Mortgage-Backed Certificates, Series 2005-4A, Class IO, 1.318%, 4/25/2037 (a)(b)(e)	68,975,384	3,572,925
Citigroup Commercial Mortgage Trust, Series 2014-GC19, Class D, 5.063%, 3/10/2047 (a)(b)	9,030,000	7,457,877
Citigroup Commercial Mortgage Trust, Series 2014-GC23, Class D, 4.657%, 7/10/2047 (a)(b)	10,000,000	8,000,000
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class D, 3.225%, 9/15/2048 (b)	9,000,000	5,953,500
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A5, 3.717%, 9/15/2048 (a)(h)	10,000,000	10,396,000
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class C, 4.485%, 9/15/2048 (a)	6,000,000	5,876,400
Citigroup Mortgage Loan Trust, Inc., Series 2005-2, Class 1A4, 2.617%, 5/25/2035 (a)	620,955	565,069
Citigroup Mortgage Loan Trust, Inc., Series 2005-3, Class 2A4, 2.811%, 8/25/2035 (a)	204,346	178,210
Citigroup Mortgage Loan Trust, Inc., Series 2005-5, Class 1A2, 3.027%, 8/25/2035 (a)	470,119	352,025
Citigroup Mortgage Loan Trust, Inc., Series 2005-8, Class 1A4A, 2.766%, 10/25/2035 (a)	402,548	360,965
Citigroup Mortgage Loan Trust, Inc., Series 2005-7, Class 2A2A, 2.978%, 11/25/2035 (a)	8,157,961	7,626,062
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR2, Class 1A1, 2.765%, 3/25/2036 (a)	1,585,699	1,396,684
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR6, Class 1A1, 5.297%, 8/25/2036 (a)	3,503,629	3,263,630
CitiMortgage Alternative Loan Trust, Series 2006-A5, Class 1A8, 6.000%, 10/25/2036	1,208,531	1,037,645
CitiMortgage Alternative Loan Trust, Series 2007-A2, Class 1A2, 4.974%, 2/25/2037 (a)(e)	31,157,664	4,686,113
Commercal Mortgage Pass Through Certificates, Series 2014-CR14, Class D, 4.754%, 2/10/2047 (a)(b)	10,000,000	9,243,000
Commercial Mortgage Loan Trust, Series 2008-LS1, Class AM, 6.245%, 12/10/2049 (a)(d)	13,785,242	11,059,900
Commercial Mortgage Pass Through Certificates, Series 2015-CR27, Class D, 3.621%, 10/10/2048 (a)(b)	5,000,000	3,330,000
Commercial Mortgage Trust, Series 2013-CR13, Class D, 4.911%, 12/10/2023 (a)(b)	5,000,000	4,668,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Commercial Mortgage Trust, Series 2013-CR9, Class D, 4.397%, 7/10/2045 (a)(b)	$5,000,000	$4,524,500
Commercial Mortgage Trust, Series 2012-CR4, Class D, 4.726%, 10/15/2045 (a)(b)	3,000,000	2,826,000
Commercial Mortgage Trust, Series 2013-CR6, Class E, 4.311%, 3/10/2046 (a)(b)	6,146,000	5,527,098
Commercial Mortgage Trust, Series 2013-CR12, Class D, 5.254%, 10/10/2046 (a)(b)	5,000,000	4,743,000
Commercial Mortgage Trust, Series 2013-CR11, Class D, 5.338%, 9/12/2023 (a)(b)	8,568,000	8,163,590
Commercial Mortgage Trust, Series 2006-C8, Class AJ, 5.377%, 12/10/2046	5,000,000	4,890,000
Commercial Mortgage Trust, Series 2014-CR15, Class D, 4.917%, 2/10/2047 (a)(b)	250,000	229,025
Commercial Mortgage Trust, Series 2014-CR17, Class D, 4.959%, 5/10/2047 (a)(b)	8,250,000	7,606,500
Commercial Mortgage Trust, Series 2014-UBS4, Class C, 4.781%, 8/10/2047 (a)	5,000,000	4,846,500
Commercial Mortgage Trust, Series 2014-CR19, Class D, 4.877%, 8/10/2047 (a)(b)	11,000,000	9,586,500
Commercial Mortgage Trust, Series 2014-CR19, Class C, 4.878%, 8/10/2047 (a)	5,837,000	5,782,716
Commercial Mortgage Trust, Series 2014-LC17, Class D, 3.687%, 10/10/2047 (b)	4,000,000	3,200,800
Commercial Mortgage Trust, Series 2015-DC1, Class A5, 3.350%, 2/10/2048	10,000,000	10,123,000
Commercial Mortgage Trust, Series 2015-DC1, Class AM, 3.724%, 2/10/2048	5,000,000	5,066,500
Commercial Mortgage Trust, Series 2015-DC1, Class D, 4.499%, 2/10/2048 (a)(b)	5,000,000	3,759,000
Commercial Mortgage Trust, Series 2015-CR22, Class D, 4.265%, 3/10/2048 (a)(b)	10,000,000	7,773,000
Commercial Mortgage Trust, Series 2015-CR23, Class AM, 3.801%, 5/10/2048	5,000,000	5,149,500
Commercial Mortgage Trust, Series 2015-LC21, Class A4, 3.708%, 7/10/2048	10,000,000	10,374,000
Commercial Mortgage Trust, Series 2015-CR26, Class A4, 3.630%, 10/10/2048	10,000,000	10,288,000
Commercial Mortgage Trust, Series 2015-CR26, Class C, 4.645%, 10/10/2048 (a)	5,000,000	4,622,500
Commercial Mortgage Trust, Series 2015-CR24, Class C, 4.517%, 8/10/2055 (a)	10,000,000	9,423,000
Core Industrial Trust, Series 2015-WEST, Class A, 3.292%, 2/10/2037 (a)(b)	5,000,000	5,012,500
CountryWide Alternative Loan Trust, Series 2004-J10, Class 1A3, 4.250%, 10/25/2034	763,903	728,687
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A1, 5.000%, 3/25/2035	23,136	22,284
CountryWide Alternative Loan Trust, Series 2005-1CB, Class 1A4, 5.500%, 3/25/2035	1,367,845	1,312,721
CountryWide Alternative Loan Trust, Series 2005-3CB, Class 1A11, 5.500%, 3/25/2035	1,597,830	1,578,975
CountryWide Alternative Loan Trust, Series 2005-7CB, Class 2A2, 4.624%, 4/25/2035 (a)(e)	30,050,507	4,210,076
CountryWide Alternative Loan Trust, Series 2005-14, Class 2A1, 0.637%, 5/25/2035 (a)	1,601,798	1,383,793
CountryWide Alternative Loan Trust, Series 2005-16, Class X2, 2.121%, 6/25/2035 (a)(e)	39,555,377	2,970,609
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A1, 0.927%, 7/25/2035 (a)	4,919,829	3,933,403
CountryWide Alternative Loan Trust, Series 2005-26CB, Class A1, 0.927%, 7/25/2035 (a)	2,145,124	1,612,490
CountryWide Alternative Loan Trust, Series 2005-17, Class 1X3, 2.027%, 7/25/2035 (a)(e)	37,067,032	2,038,687
CountryWide Alternative Loan Trust, Series 2005-J6, Class 1A4, 5.500%, 7/25/2035	1,694,448	1,625,992
CountryWide Alternative Loan Trust, Series 2005-31, Class 2A1, 0.727%, 8/25/2035 (a)	20,947,895	18,080,128
CountryWide Alternative Loan Trust, Series 2005-31, Class 2X, 2.216%, 8/25/2035 (a)(e)	45,770,766	3,007,139
CountryWide Alternative Loan Trust, Series 2005-28CB, Class 1A6, 5.500%, 8/25/2035 (h)	12,225,258	11,620,108
CountryWide Alternative Loan Trust, Series 2005-J9, Class 1A6, 5.500%, 8/25/2035	1,655,578	1,458,067
CountryWide Alternative Loan Trust, Series 2005-38, Class X, 1.816%, 9/25/2035 (a)(e)	116,795,668	7,077,817
CountryWide Alternative Loan Trust, Series 2005-J10, Class 1A1, 0.927%, 10/25/2035 (a)	769,152	628,013
CountryWide Alternative Loan Trust, Series 2005-44, Class 1X, 2.128%, 10/25/2035 (a)(e)	66,538,846	5,163,414
CountryWide Alternative Loan Trust, Series 2005-51, Class 3X2, 2.133%, 11/20/2035 (a)(e)	42,659,301	3,310,362
CountryWide Alternative Loan Trust, Series 2005-51, Class 2X, 2.183%, 11/20/2035 (a)(e)	27,308,707	2,184,697
CountryWide Alternative Loan Trust, Series 2005-59, Class 2X, 2.255%, 11/20/2035 (a)(e)	204,403,288	14,328,670
CountryWide Alternative Loan Trust, Series 2005-51, Class 1X, 2.037%, 11/20/2035 (a)(e)	64,053,575	6,097,900
CountryWide Alternative Loan Trust, Series 2005-56, Class 4X, 2.244%, 11/25/2035 (a)(e)	61,985,238	4,940,223
CountryWide Alternative Loan Trust, Series 2005-J13, Class 2A3, 5.500%, 11/25/2035	371,998	338,779
CountryWide Alternative Loan Trust, Series 2005-J14, Class A8, 5.500%, 12/25/2035	5,192,312	4,737,465
CountryWide Alternative Loan Trust, Series 2005-65CB, Class 2A4, 5.500%, 12/25/2035	1,948,843	1,773,837
CountryWide Alternative Loan Trust, Series 2006-OA3, Class X, 2.028%, 5/25/2036 (a)(e)	54,558,297	4,517,427

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
CountryWide Alternative Loan Trust, Series 2006-OA1, Class 1X, 2.278%, 3/20/2046 (a)(e)	$7,864,651	$595,354
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1, 2.416%, 5/20/2046 (a)(e)	55,774,189	4,255,571
CountryWide Alternative Loan Trust, Series 2006-OA2, Class X1P, 2.625%, 5/20/2046 (a)(e)	112,468,385	9,559,813
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XNB, 1.648%, 8/25/2046 (a)(e)	46,681,129	2,810,204
CountryWide Alternative Loan Trust, Series 2006-OA10, Class XBI, 2.334%, 8/25/2046 (a)(e)	45,109,268	4,519,949
CountryWide Alternative Loan Trust, Series 2006-OA12, Class X, 2.478%, 9/20/2046 (a)(e)	93,108,537	7,718,698
CountryWide Alternative Loan Trust, Series 2006-OA17, Class 2X, 1.415%, 12/20/2046 (a)(e)	13,392,574	962,926
CountryWide Alternative Loan Trust, Series 2006-OA19, Class XP, 2.511%, 2/20/2047 (a)(e)	36,275,919	3,214,046
CountryWide Alternative Loan Trust, Series 2007-HY3, Class 3A1, 5.620%, 3/25/2047 (a)	373,035	326,779
CountryWide Alternative Loan Trust, Series 2007-OA10, Class X, 2.000%, 9/25/2047 (a)(e)	16,348,044	1,477,863
CountryWide Alternative Loan Trust Resecuritization, Series 2005-58R, Class A, 2.023%, 12/20/2035 (a)(b)(e)	170,253,908	12,683,916
CountryWide Alternative Loan Trust Resecuritization, Series 2005-59R, Class A, 2.093%, 12/20/2035 (a)(b)(e)	42,107,951	2,930,713
CountryWide Altrenative Loan Trust, Series 2005-24, Class 1AX, 1.205%, 7/20/2035 (a)(e)	38,086,461	1,340,643
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-HYB3, Class 2A, 2.323%, 6/20/2034 (a)	1,321,349	1,248,939
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2004-11, Class 3A1, 2.573%, 7/25/2034 (a)	980,657	979,677
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-7, Class 3X, 0.853%, 3/25/2035 (a)(e)	3,346,610	130,183
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-2, Class 2X, 1.683%, 3/25/2035 (a)(e)	32,483,137	1,867,780
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1X, 2.086%, 5/25/2035 (a)(e)	50,307,648	3,511,474
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2005-HYB8, Class 3A1, 2.591%, 12/20/2035 (a)	742,380	656,858
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2006-12, Class X, 0.257%, 7/25/2036 (a)(e)	98,831,396	741,235
CountryWide Home Loan Mortgage Pass-Through Trust, Series 2007-9, Class A13, 5.750%, 7/25/2037	10,942,335	10,347,072
Credit Suisse Commercial Mortgage Trust, Series 2007-C4, Class B, 6.146%, 9/15/2039 (a)(b)	1,500,000	1,491,300
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-4, Class 2A7, 0.877%, 6/25/2035 (a)	1,454,571	1,227,658
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 4A2, 0.777%, 10/25/2035 (a)	2,700,568	2,213,926
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-9, Class 2A1, 5.500%, 10/25/2035	1,186,839	1,125,598
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 6A12, 5.500%, 11/25/2035	6,089,438	5,344,091
Credit Suisse Mortgage Capital Certificates, Series 2006-2, Class 6A8, 5.750%, 3/25/2036	2,542,207	2,370,099
Credit Suisse Mortgage Trust, Series 2015-DEAL, Class E, 4.426%, 4/15/2029 (a)(b)	5,000,000	4,859,500
Credit Suisse Mortgage Trust, Series 2011-5R, Class 4A2, 2.623%, 11/27/2035 (a)(b)	10,095,428	6,808,356
Credit Suisse Mortgage Trust, Series 2015-2R, Class 3A2, 0.431%, 4/27/2036 (a)(b)	16,089,605	8,900,770
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class C, 4.507%, 8/15/2048 (a)	7,000,000	6,631,100
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A5, 3.757%, 11/15/2048 (c)	10,000,000	10,299,980
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class D, 3.945%, 4/15/2050 (a)(b)	2,000,000	1,526,200
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class D, 4.353%, 6/15/2057 (a)	10,000,000	6,948,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deustche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A7, 5.500%, 11/25/2035	$770,838	$630,314
Deutchse Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A4, 0.562%, 3/25/2037 (a)	3,383,173	2,656,468
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-AR1, Class 1A1, 0.737%, 8/25/2035 (a)	7,475,600	6,023,839
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-4, Class A3, 5.250%, 9/25/2035 (a)	9,111,520	7,982,603
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A1, 0.627%, 11/25/2035 (a)	2,894,774	1,755,102
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-5, Class 2A4, 5.500%, 11/25/2035	5,118,316	4,537,387
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 2.808%, 2/25/2036 (a)	657,243	545,512
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR1, Class 2A1, 2.974%, 2/25/2036 (a)	1,528,578	1,124,269
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AF1, Class A4, 0.727%, 4/25/2036 (a)	24,055,921	19,165,352
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR2, Class 1A2, 0.607%, 5/25/2036 (a)	42,740,826	34,235,402
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A2, 0.547%, 8/25/2036 (a)	13,223,652	10,380,567
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A1, 0.617%, 8/25/2036 (a)	6,768,720	5,298,554
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR3, Class A6, 0.707%, 8/25/2036 (a)	4,633,813	3,372,025
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR5, Class 1A2, 0.617%, 10/25/2036 (a)(d)	49,894,671	26,943,123
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2006-AR4, Class A2, 0.617%, 12/25/2036 (a)(d)	31,528,895	18,567,367
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR2, Class A1, 0.577%, 3/25/2037 (a)	10,071,840	7,093,597
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-AR1, Class A2, 0.607%, 1/25/2047 (a)	3,202,420	2,273,719
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-OA3, Class A1, 0.567%, 7/25/2047 (a)(d)	25,592,290	20,473,832
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 2A1, 1.177%, 10/25/2047 (a)	24,061,048	18,132,406
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2007-3, Class 1A1, 2.128%, 10/25/2047 (a)	4,793,166	4,232,125
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A1A, 5.431%, 2/25/2036 (a)	6,072,534	5,196,268
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB1, Class A2C, 5.530%, 2/25/2036 (a)(h)	10,479,846	9,143,666
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A8, 5.734%, 6/25/2036 (a)	9,544,145	7,675,401
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A1, 5.888%, 6/25/2036 (a)	1,096,485	888,811

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A2, 5.895%, 6/25/2036 (a)	$5,117,153	$4,226,257
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB2, Class A3, 5.895%, 6/25/2036 (a)	1,474,974	1,211,986
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A1, 6.250%, 7/25/2036 (a)	668,680	500,908
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A5B, 6.300%, 7/25/2036 (a)	674,165	499,826
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A8, 6.364%, 7/25/2036 (a)	4,672,713	3,677,425
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A2, 6.420%, 7/25/2036 (a)	6,949,099	5,389,721
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB3, Class A3, 6.510%, 7/25/2036 (a)	6,591,916	4,916,910
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A1, 5.869%, 10/25/2036 (a)	2,440,173	2,003,870
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A6A2, 5.886%, 10/25/2036 (a)	397,854	325,007
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A3A1, 5.900%, 10/25/2036 (a)(h)	15,586,182	13,054,986
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4B, 6.000%, 10/25/2036 (a)	21,203,228	17,520,227
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A1A, 6.005%, 10/25/2036 (a)	3,653,766	2,980,742
Deutsche Alt-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4, Class A4C, 6.100%, 10/25/2036 (a)	10,709,056	8,761,079
Deutsche Bank Securities Mortgage Trust, Series 2011-LC2A, Class D, 5.643%, 7/10/2044 (a)(b)	2,000,000	2,098,200
DSLA Mortgage Loan Trust, Series 2004-AR2, Class X2, 2.031%, 11/19/2044 (a)(e)	65,548,053	3,978,767
DSLA Mortgage Loan Trust, Series 2005-AR2, Class 2A1A, 0.636%, 3/19/2045 (a)	3,933,203	3,437,226
DSLA Mortgage Loan Trust, Series 2005-AR1, Class 1A, 0.696%, 3/19/2045 (a)(d)	48,987,610	37,646,979
DSLA Mortgage Loan Trust, Series 2005-AR1, Class X2, 2.037%, 3/19/2045 (a)(e)	89,459,180	6,262,143
EQTY Mortgage Trust, Series 2014-INNS, Class E, 3.874%, 5/8/2031 (a)(b)	5,000,000	4,989,000
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A5, 5.125%, 11/25/2035	2,120,452	1,817,227
First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A18, 5.500%, 11/25/2035	2,540	2,159
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA2, Class 2A1, 2.333%, 5/25/2036 (a)	2,060,045	1,699,537
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 4A3, 2.725%, 9/25/2035 (a)	239,227	219,826
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1, 2.739%, 11/25/2035 (a)	2,953,669	2,716,784
GE Commercial Mortgage Corp. Trust, Series 2007-C1, Class AM, 5.606%, 12/10/2049 (a)(d)	10,000,000	10,318,000
GMAC Mortgage Corp. Loan Trust, Series 2005-AR5, Class 5A1, 3.313%, 9/19/2035 (a)	520,542	480,616
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.149%, 5/25/2035 (a)	1,558,578	1,488,442
GMACM Mortgage Loan Trust, Series 2005-AF1, Class A11, 5.750%, 7/25/2035	666,700	548,761
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, 3.158%, 11/19/2035 (a)	3,106,372	2,782,688
Great Wolf Trust, Series 2015-WFMZ, Class M, 7.414%, 5/15/2032 (a)(b)	5,000,000	4,791,500

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Great Wolf Trust, Series 2015-WOLF, Class F, 5.425%, 5/15/2034 (a)(b)	$5,000,000	$4,737,000
GreenPoint MTA Trust, Series 2005-AR2, Class X1, 2.209%, 6/25/2045 (a)(e)	45,522,032	3,013,559
GreenPoint MTA Trust, Series 2005-AR3, Class 1A1, 0.667%, 8/25/2045 (a)	14,306,781	11,880,351
GS Mortgage Securities Corp. II, Series 2015-FRR1, Class K3A, 5.067%, 6/27/2041 (a)	10,000,000	9,646,000
GS Mortgage Securities Corp. II, Series 2012-GCJ9, Class D, 5.016%, 11/10/2045 (a)(b)	3,690,000	3,338,343
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.382%, 5/10/2050	10,000,000	10,149,000
GS Mortgage Securities Resecuritization Trust, Series 2014-5R, Class 3B, 0.552%, 2/26/2037 (a)(b)	22,830,149	13,835,070
GS Mortgage Securities Trust, Series 2014-GSFL, Class B, 2.176%, 7/15/2031 (a)(b)	10,000,000	9,874,000
GS Mortgage Securities Trust, Series 2011-GC3, Class D, 5.825%, 3/10/2044 (a)(b)	10,000,000	10,028,000
GS Mortgage Securities Trust, Series 2013-GC14, Class C, 4.928%, 8/10/2046 (a)(b)	6,600,000	7,247,460
GS Mortgage Securities Trust, Series 2013-GC14, Class D, 4.928%, 8/10/2046 (a)(b)	5,000,000	4,334,000
GS Mortgage Securities Trust, Series 2014-GC20, Class D, 5.029%, 4/10/2047 (a)(b)	5,000,000	3,964,500
GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.801%, 6/10/2047 (a)(b)	5,000,000	3,948,000
GS Mortgage Securities Trust, Series 2015-GC32, Class C, 4.559%, 7/10/2048 (a)	2,000,000	1,856,000
GS Mortgage Securities Trust, Series 2015-GC34, Class A4, 3.506%, 10/10/2048	10,000,000	10,207,000
GS Mortgage Securities Trust, Series 2015-GC34, Class C, 4.810%, 10/10/2048	7,000,000	6,843,900
GS Mortgage Securities Trust, Series 2015-GS1, Class C, 4.423%, 11/10/2048	10,000,000	9,450,257
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A1, 2.521%, 1/25/2035 (a)	1,938,035	1,881,638
GSR Mortgage Loan Trust, Series 2005-AR1, Class 4A2, 2.521%, 1/25/2035 (a)	381,270	360,186
GSR Mortgage Loan Trust, Series 2005-AR2, Class 1A1, 2.886%, 4/25/2035 (a)	2,239,533	2,108,520
GSR Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.692%, 5/25/2035 (a)	12,561,825	11,940,014
GSR Mortgage Loan Trust, Series 2005-AR3, Class 8A1, 2.697%, 5/25/2035 (a)	4,735,752	4,507,963
GSR Mortgage Loan Trust, Series 2005-AR4, Class 3A1, 2.905%, 7/25/2035 (a)	143,581	137,823
GSR Mortgage Loan Trust, Series 2005-AR7, Class 4A1, 2.729%, 11/25/2035 (a)	4,866,535	4,187,166
GSR Mortgage Loan Trust, Series 2005-AR7, Class 5A1, 2.779%, 11/25/2035 (a)	2,536,394	2,315,474
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, 2.850%, 11/25/2035 (a)	4,676,775	4,552,373
GSR Mortgage Loan Trust, Series 2006-AR1, Class 3A1, 3.044%, 1/25/2036 (a)	798,315	740,996
GSR Mortgage Loan Trust, Series 2006-1F, Class 1A6, 1.377%, 2/25/2036 (a)	492,308	428,111
GSR Mortgage Loan Trust, Series 2006-1F, Class 2A5, 6.000%, 2/25/2036	3,172,045	2,995,362
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A4, 6.000%, 2/25/2036	972,481	783,042
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6, 6.000%, 2/25/2036	5,314,197	4,623,351
GSR Mortgage Loan Trust, Series 2007-3F, Class 4A1, 0.727%, 5/25/2037 (a)	13,087,588	7,312,036
HarborView Mortgage Loan Trust, Series 2005-1, Class X, 2.082%, 3/19/2035 (a)(e)	2,193,393	137,087
HarborView Mortgage Loan Trust, Series 2005-3, Class 2A1A, 0.666%, 6/19/2035 (a)	1,655,733	1,431,878
HarborView Mortgage Loan Trust, Series 2005-3, Class X2, 1.980%, 6/19/2035 (a)(e)	82,971,720	6,115,016
HarborView Mortgage Loan Trust, Series 2005-9, Class 2X, 1.691%, 6/20/2035 (a)(b)(e)	23,191,324	1,658,180
HarborView Mortgage Loan Trust, Series 2005-12, Class 2A12, 1.176%, 10/19/2035 (a)	16,758,712	13,966,710
HarborView Mortgage Loan Trust, Series 2005-10, Class X, 1.953%, 11/19/2035 (a)(e)	117,771,125	6,418,526
HarborView Mortgage Loan Trust, Series 2006-1, Class X2A1, 1.051%, 3/19/2036 (a)(e)	7,067,749	90,467
HarborView Mortgage Loan Trust, Series 2006-1, Class X1, 2.203%, 3/19/2036 (a)(e)	154,596,854	10,388,909
HarborView Mortgage Loan Trust, Series 2006-10, Class 2A1A, 0.383%, 11/19/2036 (a)(d)	24,724,589	19,675,828
HarborView Mortgage Loan Trust, Series 2007-6, Class 2A1A, 0.616%, 8/19/2037 (a)	19,078,605	15,858,136
HarborView Mortgage Loan Trust, Series 2007-5, Class A1A, 0.616%, 9/19/2037 (a)	14,600,297	11,388,231
HarborView Mortgage Loan Trust, Series 2007-2, Class 2A1A, 0.587%, 4/19/2037 (a)(d)	26,838,643	19,141,320
HarborView Mortgage Loan Trust, Series 2005-11, Class X, 2.406%, 8/19/2045 (a)(e)	16,010,525	967,036
HarborView Mortgage Loan Trust, Series 2007-3, Class 2A1A, 0.626%, 3/27/2037 (a)(d)	39,837,365	33,471,354
HomeBanc Mortgage Trust, Series 2005-1, Class A1, 0.677%, 3/25/2035 (a)(h)	21,486,721	19,183,344
HomeBanc Mortgage Trust, Series 2005-5, Class A1, 0.687%, 1/25/2036 (a)	5,888,660	5,084,858

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
HomeBanc Mortgage Trust, Series 2006-2, Class A2, 0.647%, 12/25/2036 (a)	$6,939,049	$5,967,582
IMPAC CMB Trust, Series 2005-4, Class 1A1A, 0.967%, 5/25/2035 (a)	209,134	192,445
IMPAC CMB Trust, Series 2005-5, Class A4, 1.187%, 8/25/2035 (a)	6,794,220	5,579,413
IMPAC CMB Trust, Series 2005-6, Class 1A2, 0.707%, 10/25/2035 (a)	5,728,891	4,653,005
IMPAC CMB Trust, Series 2005-6, Class 1A1, 0.927%, 10/25/2035 (a)	21,975,883	18,369,641
IMPAC CMB Trust, Series 2005-7, Class A2, 0.707%, 11/25/2035 (a)	440,779	363,819
IMPAC CMB Trust, Series 2005-7, Class A1, 0.947%, 11/25/2035 (a)(d)	39,670,116	32,938,098
IMPAC Secured Assets Trust, Series 2005-2, Class A2C, 0.707%, 3/25/2036 (a)	5,699,756	4,154,552
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2B, 0.597%, 8/25/2036 (a)	14,100,341	10,750,100
IMPAC Secured Assets Trust, Series 2006-2, Class 1A2C, 0.707%, 8/25/2036 (a)	7,684,584	5,532,900
IMPAC Secured Assets Trust, Series 2006-4, Class A2B, 0.597%, 1/25/2037 (a)	1,513,990	1,279,322
IMPAC Secured Assets Trust, Series 2006-4, Class A1, 0.617%, 1/25/2037 (a)	8,964,427	6,290,338
IMPAC Secured Assets Trust, Series 2007-2, Class 1A1C, 0.807%, 5/25/2037 (a)	7,183,445	5,327,961
IMPAC Secured Assets Trust, Series 2007-3, Class A1C, 0.787%, 9/25/2037 (a)	28,100,716	19,077,576
IndyMac Index Mortgage Loan Trust, Series 2004-AR8, Class 2A2A, 1.227%, 11/25/2034 (a)	1,207,215	1,015,147
IndyMac Index Mortgage Loan Trust, Series 2005-AR3, Class 4A1, 2.979%, 4/25/2035 (a)	4,065,711	3,844,130
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 2.607%, 9/25/2035 (a)	12,863,005	10,801,065
IndyMac Index Mortgage Loan Trust, Series 2005-AR15, Class A1, 2.607%, 9/25/2035 (a)(d)	19,275,116	16,466,732
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 3A1, 2.729%, 11/25/2035 (a)	4,396,469	4,128,285
IndyMac Index Mortgage Loan Trust, Series 2005-AR1, Class 2A1, 2.897%, 11/25/2035 (a)	223,943	208,178
IndyMac Index Mortgage Loan Trust, Series 2005-AR25, Class 1A21, 2.795%, 12/25/2035 (a)	1,247,824	938,988
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3, 4.116%, 6/25/2036 (a)	2,035,707	1,902,164
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A1, 4.116%, 6/25/2036 (a)	2,912,693	2,691,328
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A2, 0.727%, 7/25/2036 (a)	12,017,300	9,283,364
IndyMac Index Mortgage Loan Trust, Series 2006-AR13, Class A1, 4.437%, 7/25/2036 (a)	690,014	596,448
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A1, 0.557%, 10/25/2036 (a)	2,033,010	1,706,712
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 2A2, 0.627%, 10/25/2036 (a)	10,644,369	8,842,277
IndyMac Index Mortgage Loan Trust, Series 2005-AR18, Class 2A1A, 0.737%, 10/25/2036 (a)	20,702,080	14,284,435
IndyMac Index Mortgage Loan Trust, Series 2006-AR29, 0.507%, 11/25/2036 (a)	602,617	450,757
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1B, 0.637%, 4/25/2046 (a)	4,525,898	3,394,424
IndyMac Index Mortgage Loan Trust, Series 2006-AR2, Class 1A1A, 0.647%, 4/25/2046 (a)	5,298,888	4,126,774
IndyMac Index Mortgage Loan Trust, Series 2006-AR12, Class A1, 0.617%, 9/25/2046 (a)	9,493,934	7,765,089
Jefferies Resecuritization Trust, Series 2009-R2, Class 5A, 3.337%, 1/26/2036 (a)(b)	2,819,450	2,728,664
JP Morgan Alternative Loan Trust, Series 2005-A2, Class 1A1, 0.947%, 1/25/2036 (a)	2,210,199	2,060,568
JP Morgan Alternative Loan Trust, Series 2006-S4, Class A5, 6.000%, 12/25/2036 (a)	43,079,702	31,409,411
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014-INMZ, Class M, 6.654%, 6/15/2029 (Acquired 10/30/2015, Cost $5,000,000) (a)(b)(f)	5,000,000	4,968,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2014FL6, Class B, 2.706%, 11/15/2031 (a)(b)	1,300,000	1,296,360
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class A, 1.676%, 1/15/2032 (a)(b)	13,000,000	12,888,200
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-CSMO, Class D, 3.726%, 1/15/2032 (a)(b)	9,500,000	9,348,950
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2005-CB12, Class B, 5.427%, 9/12/2037 (a)	10,000,000	9,595,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB14, Class AJ, 5.748%, 12/12/2044 (a)	5,000,000	4,982,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class D, 5.176%, 12/15/2046 (a)(b)	10,000,000	8,780,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-CB18, Class AJ, 5.502%, 6/12/2047 (a)	$10,000,000	$9,317,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2012-LC9, Class E, 4.567%, 12/15/2047 (a)(b)	5,000,000	4,478,500
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LDPX, Class AM, 5.464%, 1/15/2049 (a)	5,000,000	5,046,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD11, Class AM, 5.960%, 6/15/2049 (a)	5,000,000	5,100,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2007-LD12, Class B, 6.206%, 2/15/2051 (a)	4,357,000	4,255,918
JP Morgan Mortgage Trust, Series 2005-A6, Class 7A1, 2.734%, 8/25/2035 (a)	35,987	33,857
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A1, 2.635%, 11/25/2035 (a)	1,250,401	1,171,751
JP Morgan Mortgage Trust, Series 2005-A8, Class 1A2, 2.635%, 11/25/2035 (a)	61,296	10,892
JP Morgan Mortgage Trust, Series 2005-A8, Class 3A1, 2.640%, 11/25/2035 (a)	517,470	481,610
JP Morgan Mortgage Trust, Series 2005-S3, Class 1A14, 5.500%, 1/25/2036	4,097,697	3,855,933
JP Morgan Mortgage Trust, Series 2006-A1, Class 3A2, 2.744%, 2/25/2036 (a)	851,509	735,704
JP Morgan Mortgage Trust, Series 2006-A1, Class 2A2, 2.824%, 2/25/2036 (a)	662,958	580,088
JP Morgan Mortgage Trust, Series 2006-A6, Class 2A4L, 2.990%, 10/25/2036 (a)	2,725,703	2,337,835
JP Morgan Mortgage Trust, Series 2006-A6, Class 3A2, 5.407%, 10/25/2036 (a)	975,067	856,206
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A2, 4.824%, 4/25/2037 (a)	2,027,037	1,858,388
JP Morgan Mortgage Trust, Series 2007-A2, Class 4A1, 4.824%, 4/25/2037 (a)	1,641,281	1,492,417
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A3, 4.697%, 6/25/2037 (a)	5,886,748	5,438,767
JP Morgan Resecuritization Trust, Series 2010-6, Class 3A8, 2.481%, 3/26/2034 (a)(b)	1,271,819	1,080,156
JP Morgan Resecuritization Trust, Series 2010-8, Class 1A4, 2.828%, 6/26/2045 (a)(b)	9,959,240	8,967,300
JPMBB Commercial Mortgage Securities Trust, Series 2013-C14, Class D, 4.714%, 8/15/2046 (a)(b)	4,000,000	3,430,400
JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C, 5.050%, 1/15/2047 (a)	10,000,000	9,852,000
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class D, 4.713%, 9/15/2047 (a)(b)	8,000,000	6,057,600
JPMBB Commercial Mortgage Securities Trust, Series 2014-C24, Class D, 4.074%, 11/15/2047 (a)(b)	1,050,000	782,355
JPMBB Commercial Mortgage Securities Trust, Series 2015-C31, Class C, 4.773%, 8/15/2048 (a)	10,000,000	8,765,000
LB-UBS Commercial Mortgage Trust, Series 2008-C1, Class AJ, 6.250%, 4/15/2041 (a)	5,037,346	3,778,010
Lehman XS Trust, Series 2006-4N, Class A2A, 0.647%, 4/25/2046 (a)(d)	18,555,403	12,803,228
Lehman XS Trust, Series 2007-7N, Class 2A2A, 0.627%, 6/25/2047 (a)(d)	21,878,093	14,551,119
LSTAR Securities Investment Trust, Series 2015-3, Class A, 2.428%, 3/1/2020 (a)(b)	8,913,780	8,773,834
LSTAR Securities Investment Trust, Series 2015-4, Class A2, 3.744%, 4/1/2020 (a)(b)	5,000,000	4,827,500
LSTAR Securities Investment Trust, Series 2015-9, Class A1, 2.428%, 10/1/2020 (a)(b)	9,722,959	9,560,585
Luminent Mortgage Trust, Series 2006-5, Class A1A, 0.617%, 7/25/2036 (a)(d)	42,275,706	29,170,237
Luminent Mortgage Trust, Series 2006-5, Class X, 2.295%, 7/25/2036 (a)(e)	1,247,326	59,872
Luminent Mortgage Trust, Series 2007-1, Class 1A1, 0.587%, 11/25/2036 (a)	788,136	635,080
Luminent Mortgage Trust, Series 2006-2, Class X, 2.176%, 2/25/2046 (a)(e)	83,798,891	5,237,431
Luminent Mortgage Trust, Series 2006-6, Class A1, 0.627%, 10/25/2046 (a)(h)	24,585,630	20,998,586
MASTR Adjustable Rate Mortgages Trust, Series 2003-3, Class 3AX, 0.399%, 9/25/2033 (a)(e)	2,102,067	37,207
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 2A2, 2.994%, 12/25/2034 (a)	38,884	36,224
MASTR Adjustable Rate Mortgages Trust, Series 2005-1, Class 9A1, 2.714%, 1/25/2035 (a)	610,925	589,542

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2005-2, Class 5A1, 2.767%, 3/25/2035 (a)	$2,766,591	$2,704,066
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 7A1, 2.534%, 6/25/2035 (a)	1,353,420	1,259,628
MASTR Adjustable Rate Mortgages Trust, Series 2005-6, Class 5A2, 2.394%, 7/25/2035 (a)	478,183	416,354
MASTR Adjustable Rate Mortgages Trust, Series 2005-8, Class 3A1, 2.925%, 12/25/2035 (a)(h)	17,648,111	14,224,377
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X2, 0.900%, 12/25/2046 (e)	125,736,340	5,658,135
MASTR Adjustable Rate Mortgages Trust, Series 2006-OA2, Class X1, 0.900%, 12/25/2046 (e)	197,980,556	8,948,721
MASTR Adjustable Rate Mortgages Trust, Series 2007-1, Class IX3, 0.500%, 1/25/2047 (a)(e)	104,002,804	2,610,470
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1, 0.577%, 3/25/2047 (a)	2,915,183	2,462,455
MASTR Alternative Loan Trust, Series 2006-2, Class 1A2, 6.000%, 3/25/2036	1,185,818	1,022,294
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR4, Class A1, 0.672%, 8/25/2037 (a)	1,903,851	1,255,400
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR3, Class A1, 0.617%, 5/25/2047 (a)	5,073,323	3,709,106
Merrill Lynch Mortgage Investors Trust, Series 2005-A7, Class 2A1, 2.782%, 9/25/2035 (a)(h)	17,414,843	15,791,780
Merrill Lynch Mortgage Trust, Series 2006-C1, Class AJ, 5.908%, 5/12/2039 (a)	5,380,000	5,278,856
Merrill Lynch-CFC Commercial Mortgage Trust, Series 2006-1, Class B, 5.787%, 2/12/2039 (a)	2,500,000	2,495,250
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class E, 4.812%, 11/15/2045 (a)(b)	5,000,000	4,896,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C7, Class D, 4.436%, 2/15/2046 (a)(b)(d)	10,000,000	9,366,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C9, Class D, 4.300%, 5/15/2046 (a)(b)	6,500,000	6,006,650
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C14, Class D, 4.993%, 2/15/2047 (a)(b)	5,000,000	4,668,500
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C15, Class D, 5.059%, 4/15/2047 (a)(b)	10,000,000	9,181,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C16, Class D, 4.916%, 6/15/2047 (a)(b)	10,500,000	9,242,100
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C17, Class C, 4.609%, 8/15/2047 (a)(h)	10,000,000	9,808,000
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.499%, 5/15/2048 (a)	3,500,000	3,254,650
Morgan Stanley Capital I Trust, Series 2007-HQ11, Class D, 5.587%, 2/12/2044 (a)	6,000,000	5,496,600
Morgan Stanley Capital I Trust, Series 2007-IQ13, Class AJ, 5.438%, 3/15/2044 (d)	10,000,000	9,755,000
Morgan Stanley Capital I Trust, Series 2016-PSQ, Class C, 3.826%, 12/10/2047 (a)(b)	5,000,000	4,561,255
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AMFX, 5.865%, 4/15/2049 (a)(d)	4,700,000	4,786,010
Morgan Stanley Capital I Trust, Series 2007-IQ14, Class AM, 5.865%, 4/15/2049 (a)(d)	10,000,000	10,183,000
Morgan Stanley Capital I Trust, Series 2007-IQ16, Class AJFX, 6.300%, 12/12/2049 (a)	2,000,000	1,877,200
Morgan Stanley Mortgage Loan Trust, Series 2005-AR3, Class 1A, 2.625%, 7/25/2035 (a)(d)	21,159,058	17,052,085
Morgan Stanley Mortgage Loan Trust, Series 2005-11AR, Class A1, 0.707%, 1/25/2036 (a)	2,020,250	1,474,782
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 1A3, 0.687%, 3/25/2036 (a)	3,807,188	2,812,751
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A3, 2.890%, 3/25/2036 (a)	3,860,621	3,141,773
Morgan Stanley Mortgage Loan Trust, Series 2006-3AR, Class 2A1, 2.890%, 3/25/2036 (a)(h)	14,010,650	11,068,413
Morgan Stanley Mortgage Loan Trust, Series 2007-13, Class 6A1, 6.000%, 10/25/2037	4,800,544	3,826,034
Morgan Stanley Re-REMIC Trust, Series 2010-R6, Class 4B, 0.612%, 2/26/2037 (a)(b)	15,700,288	11,776,786

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
MortgageIT Trust, Series 2006-1, Class 1A2, 0.627%, 4/25/2036 (a)	$3,069,706	$2,278,336
MortgageIT Trust, Series 2006-1, Class 2A1A, 0.637%, 4/25/2036 (a)	7,283,048	6,246,670
Motel 6 Trust, Series 2015-M6MZ, Class M, 8.230%, 2/5/2020 (b)	4,980,784	5,010,668
Motel 6 Trust, Series 2015-MTL6, Class F, 5.000%, 2/5/2030 (b)	5,000,000	4,638,500
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1, 3.012%, 8/25/2035 (a)	6,934,202	6,862,779
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR1, Class 2A1, 3.063%, 2/25/2036 (a)	1,811,643	1,465,982
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-WF1, Class A6, 5.840%, 6/25/2036 (a)	1,827,524	1,022,134
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A3, 0.597%, 12/25/2036 (a)	475,848	360,550
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2006-AR4, Class A1A, 0.597%, 12/25/2036 (a)	14,212,077	10,681,797
Nomura Resecuritization Trust, Series 2014-6R, Class 3A2, 0.682%, 1/26/2036 (a)(b)	7,037,372	5,709,420
NRTL Trust, Series 2015-1, Class A, 5.000%, 4/25/2018 (b)	5,173,529	5,021,945
PHH Alternative Mortgage Trust, Series 2007-1, Class 1A1, 0.587%, 2/25/2037 (a)	6,226,697	5,145,742
PHH Alternative Mortgage Trust, Series 2007-2, Class 2A5, 0.977%, 5/25/2037 (a)	11,713,810	7,948,992
Prime Mortgage Trust, Series 2005-4, Class 2A4, 0.927%, 10/25/2035 (a)	101,254	91,321
RAIT Trust, Series 2015-FL5, Class A, 2.526%, 1/15/2031 (a)(b)	1,000,000	992,500
RAIT Trust, Series 2014-FL2, Class B, 2.576%, 5/13/2031 (a)(b)	650,000	648,960
RAIT Trust, Series 2015-FL4, Class B, 2.726%, 12/15/2031 (a)(b)	491,609	489,495
RAIT Trust, Series 2015-FL4, Class D, 4.676%, 12/15/2031 (a)(b)	2,949,513	2,927,097
Residential Accredit Loans, Inc. Trust, Series 2005-QA2, Class CB2, 3.192%, 2/25/2035 (a)(h)	17,185,536	14,932,512
Residential Accredit Loans, Inc. Trust, Series 2005-QS3, Class 1A21, 0.927%, 3/25/2035 (a)	4,025,936	2,691,338
Residential Accredit Loans, Inc. Trust, Series 2005-QA4, Class A31, 3.167%, 4/25/2035 (a)	8,262,770	7,636,452
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A5, 5.500%, 6/25/2035	961,206	896,517
Residential Accredit Loans, Inc. Trust, Series 2005-QS9, Class A6, 5.500%, 6/25/2035	5,262,103	4,836,925
Residential Accredit Loans, Inc. Trust, Series 2005-QS7, Class A1, 5.500%, 6/25/2035	5,349,352	4,755,039
Residential Accredit Loans, Inc. Trust, Series 2005-QS11, Class A2, 0.927%, 7/25/2035 (a)	763,931	641,931
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A10, 1.777%, 8/25/2035 (a)(h)	9,862,725	7,544,984
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A4, 5.500%, 8/25/2035 (h)	15,138,227	13,572,934
Residential Accredit Loans, Inc. Trust, Series 2005-QS12, Class A3, 5.500%, 8/25/2035	2,124,187	2,016,066
Residential Accredit Loans, Inc. Trust, Series 2005-QS14, Class 2A1, 6.000%, 9/25/2035	13,861,809	10,770,625
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class 1A, 1.127%, 11/25/2035 (a)	1,752,750	1,227,451
Residential Accredit Loans, Inc. Trust, Series 2005-QS16, Class A3, 5.750%, 11/25/2035 (h)	13,870,704	12,135,479
Residential Accredit Loans, Inc. Trust, Series 2005-QS17, Class A10, 6.000%, 12/25/2035	3,915,228	3,334,600
Residential Accredit Loans, Inc. Trust, Series 2006-QS1, Class A5, 1.337%, 1/25/2036 (a)	17,056,926	12,727,878
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A10, 0.927%, 2/25/2036 (a)	14,301,202	9,849,238
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A2, 0.927%, 2/25/2036 (a)	1,442,914	1,000,517
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A14, 1.127%, 2/25/2036 (a)	13,479,388	9,407,265
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A5, 1.427%, 2/25/2036 (a)	2,434,869	1,705,626
Residential Accredit Loans, Inc. Trust, Series 2006-QS2, Class 1A9, 5.500%, 2/25/2036	4,858,376	4,219,013
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A8, 0.827%, 3/25/2036 (a)	6,045,222	4,148,231
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A1, 1.127%, 3/25/2036 (a)	10,561,294	7,340,099
Residential Accredit Loans, Inc. Trust, Series 2006-QS3, Class 1A14, 6.000%, 3/25/2036	5,755,268	5,115,858
Residential Accredit Loans, Inc. Trust, Series 2006-QA4, Class A, 0.607%, 5/25/2036 (a)	3,563,385	2,761,624
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A1, 6.000%, 5/25/2036	3,772,970	3,071,575

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Residential Accredit Loans, Inc. Trust, Series 2006-QS5, Class A9, 6.000%, 5/25/2036	$5,390,559	$4,680,084
Residential Accredit Loans, Inc. Trust, Series 2006-QS7, Class A1, 6.000%, 6/25/2036	1,527,467	1,246,260
Residential Accredit Loans, Inc. Trust, Series 2006-QA5, Class 1A2, 0.607%, 7/25/2036 (a)(h)	21,248,410	13,431,120
Residential Accredit Loans, Inc. Trust, Series 2006-QA6, Class A3, 0.617%, 7/25/2036 (a)	5,624,477	4,350,533
Residential Accredit Loans, Inc. Trust, Series 2006-QS9, Class 1A10, 6.500%, 7/25/2036	5,115,882	4,144,888
Residential Accredit Loans, Inc. Trust, Series 2006-QA7, Class 1A1, 0.617%, 8/25/2036 (a)	13,707,496	10,403,990
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A5, 0.727%, 8/25/2036 (a)	2,878,720	1,838,927
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A4, 5.750%, 8/25/2036	500,814	396,044
Residential Accredit Loans, Inc. Trust, Series 2006-QS8, Class A1, 6.000%, 8/25/2036	7,125,407	5,727,402
Residential Accredit Loans, Inc. Trust, Series 2006-QS10, Class A1, 6.000%, 8/25/2036	4,627,909	3,774,985
Residential Accredit Loans, Inc. Trust, Series 2006-QS11, Class 1A8, 6.000%, 8/25/2036	7,694,356	6,190,109
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A18, 5.750%, 9/25/2036	1,004,006	810,233
Residential Accredit Loans, Inc. Trust, Series 2006-QS12, Class 2A4, 6.000%, 9/25/2036	9,115,934	7,617,274
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A15, 0.727%, 11/25/2036 (a)	5,354,138	3,353,297
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A13, 6.500%, 11/25/2036	2,810,676	2,375,865
Residential Accredit Loans, Inc. Trust, Series 2006-QS14, Class A1, 6.500%, 11/25/2036	1,448,007	1,207,783
Residential Accredit Loans, Inc. Trust, Series 2006-QA10, Class A1, 0.612%, 12/25/2036 (a)	4,556,985	3,367,157
Residential Accredit Loans, Inc. Trust, Series 2006-QS17, Class A7, 6.000%, 12/25/2036	7,203,155	5,885,698
Residential Accredit Loans, Inc. Trust, Series 2006-QS18, Class 1A4, 6.250%, 12/25/2036	8,171,749	6,713,909
Residential Accredit Loans, Inc. Trust, Series 2007-QA1, Class A3, 0.597%, 1/25/2037 (a)(h)	31,469,811	23,495,361
Residential Accredit Loans, Inc. Trust, Series 2007-QS1, Class 2A10, 6.000%, 1/25/2037	5,536,733	4,412,222
Residential Accredit Loans, Inc. Trust, Series 2007-QS2, Class A6, 6.250%, 1/25/2037	7,062,853	5,787,302
Residential Accredit Loans, Inc. Trust, Series 2007-QS3, Class AV, 0.332%, 2/25/2037 (a)(e)	77,270,857	1,112,700
Residential Accredit Loans, Inc. Trust, Series 2007-QS6, Class A1, 0.757%, 4/25/2037 (a)	7,822,831	4,822,775
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A1, 0.527%, 5/25/2037 (a)	3,470,810	2,594,777
Residential Accredit Loans, Inc. Trust, Series 2007-QA3, Class A3, 0.617%, 5/25/2037 (a)	11,715,544	8,636,699
Residential Accredit Loans, Inc. Trust, Series 2007-QS8, Class A13, 6.000%, 6/25/2037	1,968,458	1,622,009
Residential Accredit Loans, Inc. Trust, Series 2007-QS10, Class A1, 6.500%, 9/25/2037	2,277,871	1,752,594
Residential Accredit Loans, Inc. Trust, Series 2006-QO9, Class AXP, 0.250%, 12/25/2046 (a)(e)	140,743,111	1,688,917
Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 2.641%, 12/25/2034 (a)	144,613	139,552
Residential Asset Securitization Trust, Series 2004-A9, Class A4, 5.250%, 12/25/2034	7,044,779	6,922,200
Residential Asset Securitization Trust, Series 2005-A3, Class AX, 0.307%, 4/25/2035 (a)(e)	41,976,078	566,677
Residential Asset Securitization Trust, Series 2005-A10, Class A3, 5.500%, 9/25/2035	4,371,317	3,828,837
Residential Asset Securitization Trust, Series 2005-A11, Class 1AX, 0.309%, 10/25/2035 (a)(e)	56,347,882	788,870
Residential Asset Securitization Trust, Series 2005-A11, Class 1A1, 0.877%, 10/25/2035 (a)	4,947,450	4,051,467
Residential Asset Securitization Trust, Series 2005-A11, Class 1A3, 5.500%, 10/25/2035	4,917,724	4,496,767
Residential Asset Securitization Trust, Series 2005-A12, Class A10, 0.877%, 11/25/2035 (a)	1,465,264	1,177,486
Residential Funding Mortgage Securities Trust, Series 2006-SA1, Class 1A1, 3.358%, 2/25/2036 (a)	3,548,139	3,297,640
Residential Funding Mortgage Securities Trust, Series 2006-S7, Class A7, 6.250%, 8/25/2036	222,088	207,252
Residential Funding Mortgage Securities Trust, Series 2007-S1, Class A7, 6.000%, 1/25/2037	6,221,994	5,628,416
Residential Funding Mortgage Securities Trust, Series 2007-S6, Class 2A5, 0.927%, 6/25/2037 (a)	3,688,064	2,985,857
Resource Capital Corp., Series 2015-CRE3, Class A, 1.826%, 3/15/2032 (a)(b)	10,000,000	9,884,000
Sequoia Mortgage Trust, Series 2004-7, Class A3B, 1.556%, 8/20/2034 (a)	155,235	149,693
Sequoia Mortgage Trust, Series 2007-2, Class 2AA1, 2.732%, 1/20/2038 (a)	1,473,263	1,246,086
Sequoia Mortgage Trust, Series 2013-3, Class A2, 2.500%, 3/25/2043 (a)	8,043,839	7,821,829

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Sequoia Mortgage Trust, Series 2014-3, Class AI01, 0.250%, 10/25/2044 (b)(e)	$11,241,711	$135,442
Sequoia Mortgage Trust, Series 2007-1, Class 5A1, 4.721%, 10/20/2046 (a)	8,602,494	8,070,860
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 4A2, 2.477%, 2/25/2035 (a)	639,387	573,338
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 5A2, 2.620%, 2/25/2035 (a)	348,952	320,338
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-1, Class 1A1, 2.620%, 2/25/2035 (a)	6,657,897	6,058,686
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-4, Class 5A, 2.720%, 3/25/2035 (a)	3,403,678	3,086,115
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-9, Class AX, 0.497%, 5/25/2035 (a)(e)	98,019,253	2,999,389
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-11, Class 3A, 2.603%, 5/25/2035 (a)	7,700,244	7,081,915
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-15, Class 1A1, 2.652%, 7/25/2035 (a)	7,474,645	6,094,825
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17, Class 5A1, 5.150%, 8/25/2035 (a)	8,548,788	7,867,449
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 6A1, 2.604%, 9/25/2035 (a)	2,351,566	2,078,314
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-18, Class 7A3, 2.643%, 9/25/2035 (a)	21,182,243	17,987,960
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-20, Class 4A1, 2.596%, 10/25/2035 (a)(h)	21,365,710	17,590,389
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 7A1, 2.728%, 11/25/2035 (a)	5,867,660	4,796,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-1, Class 5A2, 2.980%, 2/25/2036 (a)	11,337,699	9,871,735
Structured Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 1A2, 0.647%, 5/25/2037 (a)	8,927,490	7,190,200
Structured Asset Mortgage Investments II Trust, Series 2005-AR3, Class 1X, 2.328%, 8/25/2035 (a)(e)	20,841,683	1,283,848
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 2X, 1.000%, 7/25/2036 (e)	8,789,618	399,928
Structured Asset Mortgage Investments II Trust, Series 2007-AR1, Class 1X, 0.600%, 1/25/2037 (e)	35,442,956	1,052,656
Structured Asset Mortgage Investments II Trust, Series 2005-AR7, Class 5X1, 1.171%, 3/25/2046 (a)(e)	25,150,095	787,198
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 4X, 2.669%, 5/25/2046 (a)(e)	27,603,343	2,851,425
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1, 1.785%, 8/25/2047 (a)(d)	19,595,807	16,201,814
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-6A, Class 2A1, 2.446%, 3/25/2033 (a)	69,828	67,293
Structured Asset Securities Corp. Trust, Series 2005-10, Class 5A4, 5.750%, 12/25/2034	513,796	486,822
Structured Asset Securities Corp. Trust, Series 2005-17, Class 5A1, 5.500%, 10/25/2035	3,379,801	3,153,354
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2C, 4.687%, 7/25/2036 (a)	5,679,749	2,770,582
UBS-Barclays Commercial Mortgage Trust, Series 2012-C3, Class C, 5.123%, 8/10/2049 (a)(b)	2,000,000	2,181,200

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class F, 5.000%, 5/10/2063 (a)(b)	$7,000,000	$6,289,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class AJ, 5.413%, 12/15/2043 (a)(h)	25,078,000	24,721,892
Wachovia Bank Commercial Mortgage Trust, Series 2006-C26, Class AJ, 6.197%, 6/15/2045 (a)	7,705,000	7,558,605
Wachovia Bank Commercial Mortgage Trust, Series 2006-C28, Class B, 5.672%, 10/15/2048 (a)	7,250,000	7,090,500
Wachovia Bank Commercial Mortgage Trust, Series 2007-C32, Class B, 5.899%, 6/15/2049 (a)	3,500,000	3,379,950
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class D, 6.149%, 2/15/2051 (a)	2,000,000	1,940,600
Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class B, 6.149%, 2/15/2051 (a)	5,000,000	5,051,000
Wachovia Mortgage Loan Trust LLC, Series 2006-AMN1, Class A2, 0.577%, 8/25/2036 (a)	37,814,762	23,539,689
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A1, 0.507%, 1/25/2037 (a)	3,647,867	2,456,838
Wachovia Mortgage Loan Trust LLC, Series 2006-ALT1, Class A2, 0.607%, 1/25/2037 (a)	6,170,814	4,216,517
Washington Mutual Mortgage Pass-Through Certificates, Series 2003-S12, Class 3A, 5.000%, 11/25/2018	389,690	387,820
Washington Mutual Mortgage Pass-Through Certificates, Series 2005-AR18, Class 3A1, 2.583%, 1/25/2036 (a)	5,886,095	5,538,816
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR12, Class 1A4, 2.436%, 10/25/2036 (a)	8,807,894	7,794,105
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR14, Class 1A1, 2.175%, 11/25/2036 (a)	2,451,819	2,157,601
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A3, 4.275%, 2/25/2037 (a)	14,409,161	13,399,078
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY5, Class 3A1, 4.439%, 5/25/2037 (a)	5,447,339	5,084,546
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-HY7, Class 4A1, 4.412%, 7/25/2037 (a)	14,634,088	13,096,045
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR1, Class X, 0.517%, 1/25/2046 (a)(e)	161,231,746	3,595,468
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR3, Class X, 0.488%, 2/25/2046 (a)(e)	23,183,342	264,290
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR7, Class CXPP, 0.446%, 7/25/2046 (a)(e)	67,612,574	1,257,594
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 1XPP, 0.546%, 9/25/2046 (a)(e)	153,809,561	2,830,096
Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11, Class 3XPP, 0.574%, 9/25/2046 (a)(e)	125,779,956	2,125,681
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-3, Class 1CB3, 0.877%, 5/25/2035 (a)	6,157,306	4,664,775
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-4, Class CB9, 0.827%, 6/25/2035 (a)	140,928	105,315
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-AR1, Class A1A, 0.687%, 12/25/2035 (a)	1,061,240	874,250
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-10, Class 4CB1, 5.750%, 12/25/2035	840,736	780,876

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2005-11, Class A2, 5.750%, 1/25/2036	$6,047,534	$5,452,457
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR1, Class X2, 1.417%, 2/25/2036 (a)(e)	31,830,405	1,811,150
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A1, 0.547%, 10/25/2036 (a)	17,764,458	9,877,039
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-8, Class A5, 6.126%, 10/25/2036 (a)	12,554,969	8,617,731
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A2A, 0.587%, 2/25/2037 (a)(h)	12,592,244	9,215,004
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-HY1, Class A3A, 0.657%, 2/25/2037 (a)	13,207,108	9,907,972
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC2, Class A3, 0.737%, 6/25/2037 (a)	3,797,432	2,973,769
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR3, Class A1A, 1.255%, 5/25/2046 (a)	14,749,918	10,988,689
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR5, Class DXPP, 0.716%, 7/25/2046 (a)(e)	58,685,515	1,877,936
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR6, Class 2XPP, 0.539%, 8/25/2046 (a)(e)	131,447,765	2,655,245
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 2A, 1.135%, 10/25/2046 (a)(h)	22,417,163	15,689,772
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR8, Class 3X1, 1.237%, 10/25/2046 (a)(e)	41,061,312	1,929,882
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2006-AR9, Class CX2P, 1.170%, 11/25/2046 (a)(e)	122,605,663	5,284,304
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA1, Class CX2P, 1.485%, 12/25/2046 (a)(e)	189,460,565	9,870,895
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA2, Class CX2P, 1.009%, 1/24/2047 (a)(e)	153,406,982	5,768,103
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A1, 0.667%, 5/25/2037 (a)	9,223,608	6,884,501
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OC1, Class A4, 0.747%, 5/25/2037 (a)	8,824,680	6,334,355
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA4, Class XPPP, 0.773%, 4/25/2047 (a)(e)	101,882,446	2,547,061
Washington Mutual Mortgage Pass-Through Certificates WMALT, Series 2007-OA5, Class XPPP, 0.643%, 5/25/2047 (a)(e)	182,108,035	2,968,361
Wells Fargo Alternative Loan Trust, Series 2007-PA6, Class A1, 2.742%, 12/28/2037 (a)	652,845	556,746
Wells Fargo Mortgage Backed Securities Trust, Series 2003-L, Class 1A4, 2.636%, 11/25/2033 (a)	23,254	23,017
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 7A2, 2.740%, 10/25/2035 (a)	1,262,887	631,444
Wells Fargo Mortgage Backed Securities Trust, Series 2005-8, Class A1, 5.500%, 10/25/2035	18,475	18,948
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1, 2.671%, 7/25/2036 (a)	230,445	210,212
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR11, Class A1, 2.752%, 8/25/2036 (a)	1,063,489	974,901

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Collateralized Mortgage Obligations – (continued)
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR14, Class 1A3, 6.024%, 10/25/2036 (a)	$3,928,051	$3,708,080
Wells Fargo Mortgage Backed Securities Trust, Series 2007-10, Class 2A5, 6.250%, 7/25/2037	7,400	7,298
Wells Fargo Mortgage Backed Securities Trust, Series 2007-15, Class A1, 6.000%, 11/25/2037	1,660,553	1,555,939
WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class E, 5.433%, 6/15/2044 (a)(b)	8,704,568	8,818,598
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class D, 4.963%, 11/15/2045 (a)(b)	9,000,000	8,788,500
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class D, 4.132%, 6/15/2046 (a)(b)	8,470,000	7,712,782
WF-RBS Commercial Mortgage Trust, Series 2013-C17, Class D, 5.296%, 12/15/2046 (a)(b)	8,229,000	8,009,286
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class C, 4.513%, 5/15/2047 (a)	5,000,000	4,990,500
WinWater Mortgage Loan Trust, Series 2015-3, Class A15, 3.500%, 3/20/2045 (b)(h)	8,317,856	8,464,251

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS – (Cost $3,382,803,808)		3,282,138,517

Corporate Obligations – 4.95%
Financials – 4.95%
Banc of California, Inc., 5.250%, 4/15/2025	14,750,000	14,810,342
Bank of America Corp., 6.250%, 9/29/2049 (a)	994,000	995,242
Bank of Commerce Holdings, 6.875%, 12/10/2025 (Acquired 12/8/2015, Cost $7,000,000) (a)(b)(f)	7,000,000	7,000,000
Brand Group Holdings, Inc., 8.500%, 6/27/2024 (b)	10,000,000	9,950,000
Bremer Financial Corp., 5.200%, 12/30/2024	5,000,000	4,875,000
Cadence Financial Corp., 6.500%, 3/11/2025 (a)(b)	6,000,000	5,940,000
Capital Bancorp, Inc., 6.950%, 12/1/2025 (Acquired 11/16/2015, Cost $4,250,000) (a)(f)	4,250,000	4,250,000
Citigroup, Inc., 5.900%, 12/29/2049 (a)	995,000	982,563
ConnectOne Bancorp, Inc., 5.750%, 7/1/2025 (a)	12,000,000	11,880,000
Eagle Bancorp, Inc., 5.750%, 9/1/2024	12,500,000	12,562,500
Empire Bancorp, Inc., 7.375%, 12/17/2025 (Acquired 12/16/2015, Cost $7,500,000) (b)(f)	7,500,000	7,462,500
EverBank Financial Corp., 5.750%, 7/2/2025	12,000,000	12,434,724
Fidelity Bank, 5.875%, 5/31/2030 (a)	16,000,000	16,080,000
Financial Institutions, Inc., 6.000%, 4/15/2030 (a)	6,000,000	5,910,000
First NBC Bank Holding Co., 5.750%, 2/18/2025	13,500,000	13,697,546
Goldman Sachs Capital II, 4.000%, 6/1/2043 (a)	992,500	657,531
Luther Burbank Corp., 6.500%, 9/30/2024 (b)	29,700,000	31,333,500
Midland States Bancorp, Inc., 6.500%, 6/18/2025	10,000,000	9,900,000
Noah Bank, 9.000%, 4/17/2025 (Acquired 4/15/2015, Cost $3,500,000) (f)	3,500,000	3,465,000
Oconomowoc Bancshares, Inc., 6.875%, 11/17/2025 (Acquired 11/13/2015, Cost $4,000,000) (b)(f)	4,000,000	3,980,000
Synovus Financial Corp., 5.750%, 12/15/2025 (a)	20,000,000	20,300,000
United Financial Bancorp, Inc., 5.750%, 10/1/2024	16,200,000	16,281,000
Wachovia Capital Trust III, 5.570%, 3/15/2042 (a)	992,000	948,600
Your Community Bank, 0.063%, 12/15/2025 (a)	7,000,000	6,965,000

TOTAL CORPORATE OBLIGATIONS – (Cost $220,568,568)		222,661,048

Mortgage Backed Securities – U.S. Government Agency Issues – 5.85%
Federal Home Loan Mortgage Corp., Series KJ02, Class A2, 2.597%, 9/25/2020	500,000	515,050
Federal Home Loan Mortgage Corp., Series 2014-KF06, Class B, 4.777%, 11/25/2021 (a)(b)	2,854,571	2,698,996
Federal Home Loan Mortgage Corp., Series 2015-KF08, Class B, 5.277%, 2/25/2022 (a)(b)	7,246,650	7,103,891
Federal Home Loan Mortgage Corp., Series 2015-KF09, Class B, 2.429%, 5/25/2022 (a)(b)	16,988,198	16,910,052

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Federal Home Loan Mortgage Corp., Series KF12, Class A, 0.943%, 9/25/2022 (a)	$9,997,512	$9,938,527
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M3, 4.927%, 2/25/2024 (a)	7,802,000	7,364,308
Federal Home Loan Mortgage Corp., Series 2014-DN1, Class M2, 2.627%, 2/25/2024 (a)	3,198,000	3,163,461
Federal Home Loan Mortgage Corp., Series 2014-HQ2, Class M2, 2.627%, 9/25/2024 (a)	7,000,000	6,834,100
Federal Home Loan Mortgage Corp., Series K052, Class A1, 2.598%, 1/25/2025 (c)	6,000,000	6,119,796
Federal Home Loan Mortgage Corp., Series 2015-K44, Class C, 3.812%, 1/25/2025 (a)(b)	5,000,000	4,094,000
Federal Home Loan Mortgage Corp., Series 2015-HQ1, Class M3, 4.227%, 3/25/2025 (a)	1,650,000	1,535,160
Federal Home Loan Mortgage Corp., Series K047, Class A2, 3.329%, 5/25/2025	3,000,000	3,189,600
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class M2, 2.377%, 5/25/2025 (a)(h)	5,000,000	4,822,500
Federal Home Loan Mortgage Corp., Series 2015-HQ2, Class B, 8.377%, 5/25/2025 (a)	1,996,709	1,896,075
Federal Home Loan Mortgage Corp., Series K049, Class A2, 3.010%, 7/25/2025	4,000,000	4,093,600
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M3, 4.327%, 12/25/2027 (a)	5,000,000	4,640,500
Federal Home Loan Mortgage Corp., Series 2015-DNA2, Class M2, 3.027%, 12/25/2027 (a)(h)	5,000,000	4,943,000
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M3, 5.127%, 3/25/2028 (a)	8,000,000	7,480,000
Federal Home Loan Mortgage Corp., Series 2015-HQA1, Class M2, 3.077%, 3/25/2028 (a)(h)	10,000,000	9,870,000
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M1, 1.875%, 7/25/2028 (a)	4,500,000	4,496,400
Federal Home Loan Mortgage Corp., Series 2016-DNA1, Class M2, 3.325%, 7/25/2028 (a)	2,000,000	1,996,400
Federal Home Loan Mortgage Corp., Series 4361, Class AI, 3.500%, 9/15/2041 (e)	2,691,069	390,474
Federal Home Loan Mortgage Corp., Series 4417, Class KI, 1.000%, 12/15/2043 (a)(e)	22,003,249	679,900
Federal Home Loan Mortgage Corp., Series 4417, Class LS, 1.000%, 11/15/2044 (a)(e)	31,749,451	488,942
Federal Home Loan Mortgage Corp., Series 2014-K36, Class C, 4.503%, 12/25/2046 (a)(b)(h)	6,000,000	5,895,000
Federal Home Loan Mortgage Corp., Series 2014-K37, Class C, 4.713%, 1/25/2047 (a)(b)(h)	8,500,000	8,387,800
Federal Home Loan Mortgage Corp., Series 2015-K720, Class B, 3.506%, 8/26/2047 (a)(b)	10,000,000	8,934,000
Federal Home Loan Mortgage Corp., Series 2015-K721, Class B, 3.681%, 11/25/2047 (b)	7,000,000	6,230,700
Federal Home Loan Mortgage Corp., Series 2015-K721, Class C, 3.681%, 11/25/2047 (b)	7,000,000	5,523,700
Federal Home Loan Mortgage Corp., Series 2015-K46, Class C, 3.819%, 4/25/2048 (a)(b)	5,000,000	4,202,000
Federal Home Loan Mortgage Corp., Series 2015-K48, Class B, 3.760%, 8/25/2048 (a)(b)	5,000,000	4,448,000
Federal Home Loan Mortgage Corp., Series 2015-K49, Class B, 3.848%, 10/25/2048 (a)(b)	10,000,000	9,119,000
Federal Home Loan Mortgage Corp., Series 2015-K50, Class B, 3.908%, 10/25/2048 (a)(b)	10,000,000	8,775,000
Federal National Mortgage Association, Series 2013-M11, Class SA, 6.244%, 1/25/2018 (a)(e)	35,602,954	1,424,118
Federal National Mortgage Association, Series 2015-M4, Class ABV2, 2.369%, 7/25/2022	2,720,693	2,771,025
Federal National Mortgage Association, Series 2014-C03, Class 1M2, 3.427%, 7/25/2024 (a)	5,000,000	4,388,000
Federal National Mortgage Association, Series 2014-C04, Class 2M2, 5.427%, 11/25/2024 (a)	5,000,000	4,900,500
Federal National Mortgage Association, Series 2015-C01, Class 2M2, 4.977%, 2/25/2025 (a)	5,550,000	5,418,465
Federal National Mortgage Association, Series 2015-M11, Class A2, 2.921%, 4/25/2025 (a)	10,000,000	10,250,000
Federal National Mortgage Association, Series 2015-C02, Class 1M2, 4.427%, 5/25/2025 (a)	6,500,000	5,970,250
Federal National Mortgage Association, Series 2015-C03, Class 2M2, 5.427%, 7/25/2025 (a)	5,700,000	5,477,700
Federal National Mortgage Association, Series 2015-C03, Class 1M2, 5.427%, 7/25/2025 (a)	7,500,000	7,169,250
Federal National Mortgage Association, Series 2015-M17, Class A2, 3.038%, 11/25/2025	9,900,000	10,125,720
Federal National Mortgage Association, Pool AN0571, 3.100%, 1/1/2026	5,000,000	5,171,993
Federal National Mortgage Association, Series 2015-C04, Class 2M2, 5.977%, 4/25/2028 (a)	4,000,000	3,902,000
Federal National Mortgage Association, Series 2015-C04, Class 1M2, 6.127%, 4/25/2028 (a)	5,000,000	4,900,500
Federal National Mortgage Association, Series 2015-22, Class IN, 3.000%, 3/25/2044 (e)	15,965,380	1,706,699
Federal National Mortgage Association, Series 2014-85, Class OI, 3.500%, 12/25/2044 (e)	11,169,709	1,531,367
Government National Mortgage Association, Series 2012-20, Class CI, 3.500%, 4/20/2035 (e)	11,748,190	710,765
Government National Mortgage Association, Series 2012-7, Class PI, 3.500%, 1/20/2038 (e)	12,174,406	673,245
Government National Mortgage Association, Series 2010-127, Class NI, 4.000%, 2/20/2039 (e)	4,878,829	447,877
Government National Mortgage Association, Series 2012-47, Class PI, 3.500%, 12/20/2039 (e)	9,432,491	760,259

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

	Principal Amount	Value
Mortgage Backed Securities – U.S. Government Agency Issues – (continued)
Government National Mortgage Association, Series 2014-118, Class HI, 4.000%, 3/20/2040 (e)	$8,286,054	$1,044,871
Government National Mortgage Association, Series 2014-57, Class IY, 3.500%, 2/20/2041 (e)	5,463,997	486,842
Government National Mortgage Association, Series 2014-55, Class IO, 3.500%, 8/20/2041 (e)	21,512,216	1,781,212
Government National Mortgage Association, Series 2012-50, Class IO, 4.000%, 4/20/2042 (e)	2,533,160	426,331
Government National Mortgage Association, Series 2013-37, Class IQ, 4.000%, 2/20/2043 (e)	2,774,437	297,420
Government National Mortgage Association, Series 2014-11, Class IO, 3.500%, 1/20/2044 (e)	11,037,344	1,737,278
Government National Mortgage Association, Series 2014-119, Class I, 4.000%, 8/20/2044 (e)	16,630,507	2,685,827

TOTAL MORTGAGE BACKED SECURITIES – U.S. GOVERNMENT AGENCY ISSUES – (Cost $273,016,773)		262,939,446

Preferred Stocks – 0.07%	Shares
Financials – 0.07%
Morgan Stanley	130,497	2,629,514
Wells Fargo & Co.	23,990	609,586

TOTAL PREFERRED STOCKS – (Cost $3,481,416)		3,239,100

Short Term Investments – 3.92%
Money Market Funds – 3.92%
Deutsche Daily Assets Fund, Capital Shares, 0.42% (i)	176,200,972	176,200,972

TOTAL SHORT TERM INVESTMENTS – (Cost $176,200,972)		176,200,972

TOTAL INVESTMENTS – 113.67% (Cost $5,326,542,146)		5,109,203,103

Liabilities in Excess of Other Assets – (13.67)%		(614,620,979)

NET ASSETS – 100.00%		$4,494,582,124

(a)	Variable or Floating Rate Security. Rate disclosed as of January 31, 2016.
(b)	Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund’s Board of Trustees, unless otherwise denoted. At January 31, 2016, the value of these securities amounted to $1,451,620,706 or 32.30% of net assets.
(c)	Security purchased on a when-issued basis. At January 31, 2016, the value of these securities amounted to $25,419,776 or 0.57% of net assets.
(d)	All or a portion of the security has been pledged as collateral in connection with open credit agreements. At January 31, 2016, the value of the securities pledged amounted to $765,262,819.
(e)	Interest Only Security.
(f)	Illiquid security. At January 31, 2016, the value of these securities amounted to $42,357,000 or 0.94% of net assets.
(g)	Security exempt from registration under Regulation S of the Securities Act of 1933. Such securities are treated as liquid securities according to the Fund’s liquidity guidelines. At January 31, 2016, the value of these securities amounted to $19,110,799 or 0.43% of net assets.
(h)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At January 31, 2016, the value of the securities pledged amounted to $432,742,962.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

(i)	Rate disclosed is the seven day yield as of January 31, 2016.
(j)	See Note 5 to the Financial Statements.

Schedule of Open Futures Contracts

Futures Contracts	Expiration Month	Number of Contracts Long/(Short)	Notional Value	Unrealized Depreciation
U.S. 5 Year Note	March 2016	(257)	$(31,012,672)	$(575,864)
90 Day Euro$ Future	March 2016	(1,644)	(408,431,250)	(103,367)
90 Day Euro$ Future	June 2016	(822)	(204,112,875)	(254,615)
5 Year ERIS Aged Standard Swap Future	December 2019	2,099	196,473,957	(9,959,801)
5 Year ERIS Aged Standard Swap Future	March 2020	108	10,151,633	(289,507)
5 Year ERIS Aged Standard Swap Future	June 2020	753	71,074,616	(2,349,318)
5 Year ERIS Aged Standard Swap Future	September 2020	924	87,590,026	(2,468,162)
5 Year ERIS Aged Standard Swap Future	December 2020	192	18,513,734	(187,290)
5 Year ERIS Aged Standard Swap Future	March 2021	77	7,453,153	(30,901)
7 Year ERIS Aged Standard Swap Future	September 2021	16	1,427,422	(110,410)
7 Year ERIS Aged Standard Swap Future	December 2021	106	9,689,979	(792,476)
7 Year ERIS Aged Standard Swap Future	March 2022	24	2,206,056	(110,539)
7 Year ERIS Aged Standard Swap Future	December 2022	307	29,200,827	(666,718)
10 Year ERIS Aged Standard Swap Future	September 2023	37	3,268,961	(66,282)
10 Year ERIS Aged Standard Swap Future	December 2024	2,260	195,292,928	(22,388,030)
10 Year ERIS Aged Standard Swap Future	June 2025	580	52,175,872	(3,698,623)
10 Year ERIS Aged Standard Swap Future	September 2025	961	87,007,402	(5,036,830)
10 Year ERIS Aged Standard Swap Future	December 2025	332	31,028,322	(1,049,144)
10 Year ERIS Aged Standard Swap Future	March 2026	128	12,028,723	(55,682)

				$(50,193,559)

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Bank of America Merrill Lynch	2.480%	01/25/2016	02/25/2016	$6,475,800	$6,462,000
Bank of America Merrill Lynch	2.130%	01/25/2016	02/25/2016	7,138,068	7,125,000
Bank of America Merrill Lynch	2.380%	01/25/2016	02/25/2016	7,862,080	7,846,000
BNP Paribas	1.726%	01/19/2016	02/19/2016	4,185,209	4,179,000
BNP Paribas	1.726%	01/19/2016	02/19/2016	5,979,872	5,971,000
BNP Paribas	1.525%	01/29/2016	02/29/2016	4,092,367	4,087,000
BNP Paribas	2.318%	01/29/2016	04/28/2016	1,852,675	1,842,000
JP Morgan	1.470%	01/07/2016	02/25/2016	20,970,875	20,929,000
Mizuho	1.050%	01/29/2016	03/11/2016	8,800,768	8,790,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	7,053,811	7,019,000
RBC Capital Markets	1.962%	12/15/2015	03/15/2016	9,774,236	9,726,000
RBC Capital Markets	1.812%	12/15/2015	03/15/2016	12,096,152	12,041,000
RBC Capital Markets	1.862%	12/15/2015	03/15/2016	14,945,012	14,875,000
RBC Capital Markets	1.912%	12/15/2015	03/15/2016	15,678,411	15,603,000
RBC Capital Markets	1.762%	12/15/2015	03/15/2016	28,271,361	28,146,000
RBC Capital Markets	1.812%	12/15/2015	03/15/2016	10,443,136	10,395,000
RBC Capital Markets	1.962%	01/06/2016	04/06/2016	9,901,858	9,853,000
RBC Capital Markets	1.962%	01/06/2016	04/06/2016	11,325,885	11,270,000
RBC Capital Markets	1.962%	01/06/2016	04/06/2016	16,325,555	16,245,000

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Schedule of Investments – (continued)

January 31, 2016

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
RBC Capital Markets	1.962%	01/06/2016	04/06/2016	$17,855,102	$17,767,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	6,000,754	5,971,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	8,615,719	8,573,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	9,328,252	9,282,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	10,502,072	10,450,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	11,878,899	11,820,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	12,000,502	11,941,000
RBC Capital Markets	1.971%	01/22/2016	04/22/2016	13,482,852	13,416,000
RBC Capital Markets	1.862%	12/09/2015	06/09/2016	16,111,076	15,960,000
Wells Fargo	1.176%	01/19/2016	02/16/2016	7,596,939	7,590,000
Goldman Sachs	2.025%	01/29/2016	02/08/2016	7,256,079	7,252,000

					$322,426,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Credit Default Swaps on Indices – Sell Protection (a)

Reference Obligation	Implied Credit Spread at January 31, 2016 (b)	Fixed Receive Rate	Maturity Date	Counterparty	Notional Amount (c)	Fair Value	Upfront Premiums Paid	Unrealized Depreciation
CDX High Yield CDSI S23	2.24%	5.000%	12/20/2019	Goldman Sachs & Co.	$20,000,000	$2,150,885	$2,349,646	$(198,761)

(a)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will pay to the buyer on an index swap an amount equal to the proportion of defaulted securities in the index.
(b)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on U.S. municipal issues, corporate issues or sovereign issues of an emerging country as of year end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occured for the referenced entity or obligation.
(c)	The maximum potential amount the Fund could be required to pay as seller of credit protection if a credit event occurs as defined in the terms of that particular swap agreement.

See accompanying notes which are an integral part of these financial statements.

Statements of Assets and Liabilities

January 31, 2016

	Flexible Income Fund	Multi-Strategy Income Fund
Assets
Investments in securities at fair value (cost $369,123,293 & $5,326,542,146, respectively)	$346,932,612	$5,109,203,103
Cash	38,177	21,727
Deposit at broker for futures	395,577	13,940,530
Deposit at brokers for reverse repurchase agreements	1,272,301	15,886,113
Receivable for fund shares sold	479,177	18,350,548
Receivable for investments sold	3,311	25,786,488
Dividends and interest receivable	3,052,423	26,896,564
Swap premiums paid	–	2,349,646
Prepaid expenses	48,884	166,107

Total Assets	352,222,462	5,212,600,826

Liabilities
Payable for reverse repurchase agreements	33,250,000	322,426,000
Payable for credit agreements	–	275,000,000
Payable for fund shares redeemed	4,414,753	42,870,546
Payable for investments purchased	–	59,560,292
Payable for distributions to shareholders	12,874	5,090,259
Payable for swap collateral received	–	2,030,000
Interest payable for credit and reverse repurchase agreements	70,799	2,616,642
Variation margin on futures contracts	114,014	4,010,795
Depreciation on swap agreements	–	198,761
Payable to Adviser	148,615	3,398,960
Payable to administrator, fund accountant, and transfer agent	86,277	332,836
Payable to custodian	8,003	45,499
12b-1 fees accrued	12,519	116,865
Other accrued expenses	87,310	321,247

Total Liabilities	38,205,164	718,018,702

Net Assets	$314,017,298	$4,494,582,124

Net Assets consist of:
Paid-in capital	$341,289,911	$4,843,034,642
Accumulated undistributed net investment income/(loss)	282,101	9,553,466
Accumulated net realized loss from investment transactions	(4,462,686)	(90,274,621)
Net unrealized depreciation on investments	(22,190,681)	(217,339,043)
Net unrealized depreciation on futures contracts	(901,347)	(50,193,559)
Net unrealized depreciation on swap agreements	–	(198,761)

Net Assets	$314,017,298	$4,494,582,124

Class A:
Net Assets	$15,125,359	$470,925,847

Shares outstanding (unlimited number of shares authorized, no par value)	1,581,438	41,758,439

Net asset value (“NAV”) per share	$9.56	$11.28

Offering price per share (NAV/0.9775) (a)	$9.78	$11.54

Class C
Net Assets	$647,693	$17,649,622

Shares outstanding (unlimited number of shares authorized, no par value)	67,812	1,567,111

Net asset value (“NAV”) and offering price per share	$9.55	$11.26

Minimum redemption price per share (NAV*0.99) (b)	$9.46	$11.15

Institutional Class:
Net Assets	$298,244,246	$4,006,006,655

Shares outstanding (unlimited number of shares authorized, no par value)	31,190,436	355,460,112

Net asset value (“NAV”) and offering price per share	$9.56	$11.27

(a)	Class A shares impose a maximum 2.25% sales charge on purchases
(b)	A contingent deferred sales charge (“CDSC”) of 1.00% may be charged.

See accompanying notes which are an integral part of these financial statements.

Statements of Operations

For the Year Ended January 31, 2016

	Flexible Income Fund	Multi-Strategy Income Fund
Investment Income
Dividend income	$–	$169,741
Interest income	18,048,157	319,800,064

Total Investment Income	18,048,157	319,969,805

Expenses
Investment Advisory	2,647,745	39,679,104
Administration	168,369	637,822
Fund accounting	141,847	619,779
12b-1 – Class A	130,285	1,339,945
12b-1 – Class C	1,814	44,701
Transfer agent	85,441	599,286
Registration	63,525	491,205
Legal	62,582	455,046
Trustee	46,879	78,713
Compliance	46,670	35,505
Custodian	36,143	375,235
Audit	31,830	61,244
Printing	24,935	298,272
Insurance	18,009	64,378
Miscellaneous	14,053	126,293
Interest & Commissions	336,956	8,797,454

Total Expenses	3,857,083	53,703,982

Fees contractually waived by Adviser (See Note 4)	(860,519)	(604,452)

Net operating expenses	2,996,564	53,099,530

Net Investment Income	15,051,593	266,870,275

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investment transactions	(3,920,067)	16,126,662
Net realized loss on futures contracts	(204,035)	(20,984,207)
Net realized gain on swap agreements	–	261,111
Net change in unrealized depreciation on investments	(22,199,997)	(288,644,761)
Net change in unrealized depreciation on futures contracts	(899,042)	(550,286)
Net change in unrealized depreciation on swap agreements	–	(198,761)

Net realized and unrealized loss on investments	(27,223,141)	(293,990,242)

Net decrease in net assets resulting from operations	$(12,171,548)	$(27,119,967)

See accompanying notes which are an integral part of these financial statements.

Statement of Cash Flows

For the Year Ended January 31, 2016

Multi-Strategy Income Fund
CASH FLOWS FROM OPERATING ACTIVITIES:
Net decrease in net assets resulting from operations	$(27,119,967)
Adjustments to reconcile net decrease in net assets from operations to net cash used in operating activities:
Net amortization and accretion of premium and discount	(48,854,224)
Net proceeds from sales of short-term investments	32,944,463
Purchases of long-term investments	(3,344,787,356)
Proceeds from sales of long-term investments	2,015,419,225
Increase in deposits at broker for futures	(2,654,380)
Increase in deposits at broker for reverse repurchase agreements	(4,060,819)
Increase in receivable for investment securities sold	(18,527,989)
Increase in dividends and interest receivable	(7,028,534)
Net premiums paid on swaps	(2,088,535)
Decrease in prepaid expenses	93,814
Decrease in payable for investment securities purchased	(18,752,239)
Increase in dividends payable to shareholders	1,139,597
Increase in interest payable for credit and reverse repurchase agreements	1,622,564
Net variation margin paid on futures contracts	(22,661,549)
Increase in payable for swap collateral received	2,030,000
Increase in payable to Adviser	811,181
Increase in payable to administrator, accountant and transfer agent	72,649
Decrease in payable to custodian	(5,754)
Decrease in 12b-1 fees accrued	(24,867)
Increase in other accrued expenses	51,943
Change in unrealized depreciation on investments	288,644,761
Change in unrealized depreciation on futures	550,286
Change in unrealized depreciation on swaps	198,761
Net realized gain on investments	(16,126,662)
Net realized loss on futures	20,984,207
Net realized gain on swaps	(261,111)

Net cash used in operating activities	(1,148,390,535)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	3,182,986,178
Payment on shares redeemed	(2,066,485,741)
Cash distributions paid to shareholders	(71,257,791)
Decrease in payable for reverse repurchase agreements	(173,550,176)
Increase in payable for credit agreements	275,000,000

Net cash provided by financing activities	1,146,692,470

Net change in cash	$(1,698,065)

CASH:
Beginning Balance	1,719,792

Ending Balance	$21,727

SUPPLEMENTAL DISCLOSURES:
Cash paid for interest	$7,174,890
Non-cash financing activities - distributions reinvested	226,484,464
Non-cash financing activities - increase in receivable for Fund shares sold	10,094,041
Non-cash financing activities - increase in payable for Fund shares redeemed	28,015,612

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund

Statements of Changes in Net Assets

	For the Year Ended January 31, 2016	Period Ended January 31, 2015 (a)
Increase in Net Assets due to:
Operations
Net investment income	$15,051,593	$3,310
Net realized loss on investment transactions and futures contracts	(4,124,102)	(78)
Net change in unrealized appreciation (depreciation) on investments and futures contracts	(23,099,039)	7,011

Net increase (decrease) in net assets resulting from operations	(12,171,548)	10,243

Distributions
From net investment income, Class A	(2,493,916)	(567)
From net investment income, Class C (b)	(9,925)	–
From net investment income, Institutional Class	(12,604,909)	(1,991)

Total Distributions	(15,108,750)	(2,558)

Capital Transactions – Class A
Proceeds from shares sold	123,018,639	161,142
Reinvestment of distributions	2,475,097	567
Amound paid for shares redeemed	(105,485,747)	(144)

Total Class A	20,007,989	161,565

Capital Transactions – Class C (b)
Proceeds from shares sold	673,700	–
Reinvestment of distributions	8,969	–

Total Class C	682,669	–

Capital Transactions – Institutional Class
Proceeds from shares sold	451,363,171	1,085,107
Reinvestment of distributions	12,443,392	1,991
Amound paid for shares redeemed	(144,554,801)	(1,172)

Total Institutional Class	319,251,762	1,085,926

Net increase in net assets resulting from capital transactions	339,942,420	1,247,491

Total Increase in Net Assets	312,662,122	1,255,176

Net Assets
Beginning of period	1,355,176	100,000

End of period	$314,017,298	$1,355,176

Accumulated undistributed net investment income included in net assets at end of period	$282,101	$1,041

Share Transactions – Class A
Shares sold	11,936,554	16,022
Shares issued in reinvestment of distributions	245,335	56
Shares redeemed	(10,621,515)	(14)

Total Class A	1,560,374	16,064

Share Transactions – Class C (b)
Shares sold	66,902	–
Shares issued in reinvestment of distributions	910	–

Total Class C	67,812	–

Share Transactions – Institutional Class
Shares sold	44,203,750	107,528
Shares issued in reinvestment of distributions	1,237,977	197
Shares redeemed	(14,363,900)	(116)

Total Class Institutional Class	31,077,827	107,609

Net increase in share transactions	32,706,013	123,673

(a)	Fund commenced operations on November 3, 2014
(b)	Class commenced operations on August 4, 2015.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015
Increase in Net Assets due to:
Operations
Net investment income	$266,870,275	$143,266,233
Net realized loss on investment transactions, futures contracts and swap agreements	(4,596,434)	(7,590,035)
Net change in unrealized appreciation (depreciation) on investments, futures contracts and swap agreements	(289,393,808)	(13,421,723)

Net increase in net assets resulting from operations	(27,119,967)	122,254,475

Distributions
From net investment income, Class A	(32,038,746)	(29,971,324)
From net investment income, C Class (a)	(502,750)	(2,642,689)
From net investment income, Class C (b)	(411,096)	–
From net investment income, Institutional Class	(264,789,663)	(122,687,419)

Total Distributions	(297,742,255)	(155,301,432)

Capital Transactions – Class A
Proceeds from shares sold	322,167,551	499,668,422
Proceeds from exchange of C Class shares (a)	70,864,905	–
Reinvestment of distributions	28,030,269	28,194,975
Amount paid for shares redeemed	(290,990,081)	(912,092,537)

Total Class A	130,072,644	(384,229,140)

Capital Transactions – C Class (a)
Proceeds from shares sold	–	40,364,744
Reinvestment of distributions	326,234	1,932,353
Amount paid for shares redeemed	(3,117,006)	(13,168,317)
Amount paid for exchange into Class A shares	(70,864,905)	–

Total C Class	(73,655,677)	29,128,780

Capital Transactions – Class C (b)
Proceeds from shares sold	18,239,993	–
Reinvestment of distributions	393,383	–
Amount paid for shares redeemed	(177,644)	–

Total Class C	18,455,732	–

Capital Transactions – Institutional Class
Proceeds from shares sold	2,763,782,722	2,530,121,389
Proceeds from shares issued from transfers in-kind (c)	18,025,048	–
Reinvestment of distributions	197,734,578	88,017,231
Amount paid for shares redeemed	(1,729,351,717)	(827,988,190)

Total Class Institutional Class	1,250,190,631	1,790,150,430

Net increase in net assets resulting from capital transactions	1,325,063,330	1,435,050,070

Total Increase in Net Assets	1,000,201,108	1,402,003,113

(a)	C Class Shares converted into Class A Shares at the close of business on April 2, 2015. See Note 1 to the Financial Statements.
(b)	Class commenced operations on August 4, 2015.
(c)	See Note 6 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund

Statements of Changes in Net Assets

	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015
Net Assets
Beginning of period	3,494,381,016	2,092,377,903

End of period	$4,494,582,124	$3,494,381,016

Accumulated undistributed net investment income (loss) included in net assets at end of period	$9,553,466	$(174,920)

Share Transactions – Class A
Shares sold	26,867,601	41,003,845
Shares issued from exchange of C Class shares (a)	5,814,025	–
Shares issued in reinvestment of distributions	2,369,967	2,317,970
Shares redeemed	(24,458,192)	(74,588,494)

Total Class A	10,593,401	(31,266,679)

Share Transactions – C Class (a)
Shares sold	26,963	3,319,581
Shares issued in reinvestment of distributions	–	159,590
Shares redeemed	(257,149)	(1,085,304)
Shares redeemed in exchange of Class A shares	(5,833,438)	–

Total C Class	(6,063,624)	2,393,867

Share Transactions – Class C (b)
Shares sold	1,548,408	–
Shares issued in reinvestment of distributions	34,100	–
Shares redeemed	(15,397)	–

Total Class C	1,567,111	–

Share Transactions – Institutional Class
Shares sold	231,293,126	207,467,816
Shares issued from transfers in-kind (c)	1,540,070	–
Shares issued in reinvestment of distributions	16,757,899	7,255,528
Shares redeemed	(146,487,378)	(68,178,128)

Total Class Institutional Class	103,103,717	146,545,216

Net increase in share transactions	109,200,605	117,672,404

(a)	C Class shares converted into Class A shares at the close of business on April 2, 2015. See Note 1 to the Financial Statements.
(b)	Class commenced operations on August 4, 2015.
(c)	See Note 6 to the Financial Statements.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.14	$10.00

Income from investment operations:
Net investment income	0.47	0.10	(b)
Net realized and unrealized gain (loss) on investments	(0.60)	0.11

Total from investment operations	(0.13)	0.21

Less distributions to shareholders:
From net investment income	(0.45)	(0.07)

Total Distributions	(0.45)	(0.07)

Net asset value, end of period	$9.56	$10.14

Total Return (c)	(1.36%)	1.98	% (d)*

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$15,125	$214
Ratio of expenses to average net assets before waiver and reimbursement	1.47%	260.91	% (e)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.37%	260.91	% (e)
Ratio of expenses to average net assets after waiver and reimbursement	1.20%	1.24	% (e)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.10%	1.24	% (e)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.62%	(255.74	%) (e)
Ratio of net investment income to average net assets after waiver and reimbursement	4.89%	3.93	% (e)
Portfolio turnover rate	100.93%	6.41	% (d)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Total return does not include the effects of sales charges.
(d)	Not Annualized.
(e)	Annualized.
*	Total Return was calculated using the traded NAV.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.28

Income from investment operations:
Net investment income	0.20
Net realized and unrealized loss on investments	(0.70)

Total from investment operations	(0.50)

Less distributions to shareholders:
From net investment income	(0.23)

Total Distributions	(0.23)

Net asset value, end of period	$9.55

Total Return (b)	(4.97	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$648
Ratio of expenses to average net assets before waiver and reimbursement	2.32	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	2.19	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	1.97	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.85	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.05	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	4.39	% (d)
Portfolio turnover rate	100.93	% (c)

(a)	Class commenced operations on August 4, 2015.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Flexible Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2016	For the Period Ended January 31, 2015 (a)
Selected Per Share Data:
Net asset value, beginning of period	$10.14	$10.00

Income from investment operations:
Net investment income	0.46	0.13	(b)
Net realized and unrealized gain (loss) on investments	(0.57)	0.08

Total from investment operations	(0.11)	0.21

Less distributions to shareholders:
From net investment income	(0.47)	(0.07)

Total Distributions	(0.47)	(0.07)

Net asset value, end of period	$9.56	$10.14

Total Return	(1.11%)	2.03	% (c)*

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$298,244	$1,142
Ratio of expenses to average net assets before waiver and reimbursement	1.26%	174.34	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.14%	174.34	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	0.97%	0.99	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.85%	0.99	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	4.81%	(167.87	%) (d)
Ratio of net investment income to average net assets after waiver and reimbursement	5.10%	5.48	% (d)
Portfolio turnover rate	100.93%	6.41	% (c)

(a)	Class commenced operations on November 3, 2014.
(b)	Calculated based on average shares outstanding during the period.
(c)	Not Annualized.
(d)	Annualized.
*	Total Return was calculated using the traded NAV.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class A

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Year Ended January 31, 2013	For the Period Ended January 31, 2012 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.08	$12.17	$12.35	$10.67	$10.00

Income from investment operations:
Net investment income	0.66	0.62	0.54	0.60	0.26
Net realized and unrealized gain (loss) on investments	(0.69)	(0.09)	(0.13)	1.74	0.63

Total from investment operations	(0.03)	0.53	0.41	2.34	0.89

Less distributions to shareholders:
From net investment income	(0.77)	(0.62)	(0.58)	(0.61)	(0.22)
From net realized gain	–	–	(0.01)	(0.05)	–

Total Distributions	(0.77)	(0.62)	(0.59)	(0.66)	(0.22)

Net asset value, end of period	$11.28	$12.08	$12.17	$12.35	$10.67

Total Return (b)	(0.33%)	4.41%	3.52%	22.57%	8.95	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$470,926	$376,374	$760,039	$486,444	$26,255
Ratio of expenses to average net assets before waiver and reimbursement	1.43%	1.62%	1.91%	2.23%	3.38	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.25%	1.40%	1.47%	1.90%	3.18	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	1.41%	1.46%	1.68%	1.60%	2.45	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.24%	1.24%	1.24%	1.26%	2.25	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	5.68%	4.69%	4.36%	4.39%	4.36	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	5.69%	4.86%	4.60%	5.02%	5.29	% (d)
Portfolio turnover rate	43.68%	54.36%	61.70%	54.56%	17.85	% (c)

(a)	Class commenced operations on June 28, 2011.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Class C

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended January 31, 2016 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.06

Income from investment operations:
Net investment income	0.32
Net realized and unrealized loss on investments	(0.70)

Total from investment operations	(0.38)

Less distributions to shareholders:
From net investment income	(0.42)

Total Distributions	(0.42)

Net asset value, end of period	$11.26

Total Return (b)	(3.20	%) (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$17,650
Ratio of expenses to average net assets before waiver and reimbursement	2.21	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.99	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	2.21	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	1.99	% (d)
Ratio of net investment income (loss) to average net assets before waiver and reimbursement	5.65	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	5.65	% (d)
Portfolio turnover rate	43.68	% (c)

(a)	Class commenced operations on August 4, 2015.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Multi-Strategy Income Fund – Institutional Class

Financial Highlights

(For a share outstanding during each period)

	For the Year Ended January 31, 2016	For the Year Ended January 31, 2015	For the Year Ended January 31, 2014	For the Period Ended January 31, 2013 (a)
Selected Per Share Data:
Net asset value, beginning of period	$12.07	$12.17	$12.34	$11.71

Income from investment operations:
Net investment income	0.72	0.60	0.56	0.25
Net realized and unrealized gain (loss) on investments	(0.72)	(0.05)	(0.10)	0.65

Total from investment operations	–	0.55	0.46	0.90

Less distributions to shareholders:
From net investment income	(0.80)	(0.65)	(0.62)	(0.22)
From net realized gain	–	–	(0.01)	(0.05)

Total Distributions	(0.80)	(0.65)	(0.63)	(0.27)

Net asset value, end of period	$11.27	$12.07	$12.17	$12.34

Total Return (b)	(0.09%)	4.60%	3.88%	7.75	% (c)

Ratios and Supplemental Data:
Net assets, end of period (000’s omitted)	$4,006,007	$3,045,031	$1,287,772	$445,187
Ratio of expenses to average net assets before waiver and reimbursement	1.21%	1.37%	1.66%	1.89	% (d)
Ratio of expenses to average net assets before waiver and reimbursement excluding interest expense	1.00%	1.15%	1.22%	1.54	% (d)
Ratio of expenses to average net assets after waiver and reimbursement	1.19%	1.21%	1.43%	1.34	% (d)
Ratio of expenses to average net assets after waiver and reimbursement excluding interest expense	0.99%	0.99%	0.99%	0.99	% (d)
Ratio of net investment income to average net assets before waiver and reimbursement	6.18%	4.84%	4.58%	4.52	% (d)
Ratio of net investment income to average net assets after waiver and reimbursement	6.19%	5.01%	4.81%	5.07	% (d)
Portfolio turnover rate	43.68%	54.36%	61.70%	54.56	% (c)

(a)	Class commenced operations on August 16, 2012.
(b)	Total return does not include the effects of sales charges.
(c)	Not Annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Angel Oak Funds

Notes to the Financial Statements

January 31, 2016

NOTE 1. ORGANIZATION

Angel Oak Funds Trust (the “Trust”) is a Delaware statutory trust organized on June 20, 2014 and registered with the U.S. Securities and Exchange Commission as an open-end management investment company, as defined in the Investment Company Act of 1940 (the “1940 Act”), as amended. The Funds follow the Investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Codification Topic 946 Financial Services – Investment Companies. The Trust consists of two series, Angel Oak Flexible Income Fund (the “Flexible Income Fund”) and Angel Oak Multi-Strategy Income Fund (the “Multi-Strategy Income Fund”) (the “Funds”). The Funds offer three classes of shares to investors, Class A shares, Class C shares, and Institutional Class shares. The Flexible Income Fund’s Class A and Institutional Class shares commenced operations on November 3, 2014, and the Class C shares commenced on August 4, 2015. The Multi-Strategy Income Fund’s Class A shares commenced operations on June 28, 2011, Class C shares commenced operations on August 4, 2015, and the Institutional Class shares commenced operations on August 16, 2012. Class A shares charge a 2.25% front-end sales charge and a 0.25% 12b-1 fee. Class C shares charge a 1.00% deferred sales charge on shares redeemed within one year of purchase and a 1.00% 12b-1 fee, and Institutional shares do not charge front-end or back-end sales charges and have no 12b-1 fees. There are an unlimited number of authorized shares in each Class. The investment objective of the Flexible Income Fund is to seek current income with a secondary objective of total return. The investment objective of the Multi-Strategy Income Fund is current income. The Flexible Income Fund is a non-diversified series of the Trust and the Multi-Strategy Income Fund is a diversified series of the Trust.

The Multi-Strategy Income Fund is the successor in interest to a fund (the “Predecessor Fund”) having the same name and investment objective that was included as a series of another investment company, Valued Advisers Trust, and that was also advised by the Multi-Strategy Income Fund’s investment adviser, Angel Oak Capital Advisors, LLC (the “Adviser”). On March 26, 2015, the shareholders of the Predecessor Fund approved the reorganization of the Predecessor Fund with and into the Multi-Strategy Income Fund, and effective as of the close of business on April 10, 2015, the assets and liabilities of the Predecessor Fund were transferred to the Trust in exchange for shares of the Multi-Strategy Income Fund. Costs incurred by the Multi-Strategy Income Fund in connection with the reorganization were paid by the Adviser.

The Predecessor Fund ceased offering its C Class shares and converted them into Class A shares effective as of the close of business on April 2, 2015.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with the generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation and fair value measurements – The Funds have adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets and liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risks associated with investing in those securities.

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Fair values for long-term debt securities, including asset-backed securities, collateralized debt obligations, collateralized loan obligations, collateralized mortgage obligations, corporate obligations and mortgage-backed securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, mortgage-backed and asset-backed obligations may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use these valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the NASDAQ Global Market®, NASDAQ Global Select Market® and the NASDAQ Capital Market® exchanges (collectively, “NASDAQ”), are valued at the last sale price at the close of that exchange. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or NASDAQ security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, Fair Value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise Fair Value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the funds will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy. Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, which represents fair value. These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a Pricing Service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy. Over-the-counter financial derivative instruments, such as futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques and inputs as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation Oversight Committee is generally responsible for overseeing the Funds’ valuation processes and reports periodically to the Board. The Valuation Oversight Committee has delegated to the Pricing Committee the day to day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value. The Pricing Committee reports periodically to the Valuation Oversight Committee.

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

The following is a summary of the inputs used to value each Fund’s net assets as of January 31, 2016:

Flexible Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$893,226	$–	$893,226
Collateralized Debt Obligations	–	18,064,000	–	18,064,000
Collateralized Loan Obligations	–	185,216,616	–	185,216,616
Collateralized Mortgage Obligations	–	48,181,683	–	48,181,683
Corporate Obligations	–	67,634,745	–	67,634,745
Mortgage-Backed Securities – U.S. Government Agency Issues	–	7,658,216	–	7,658,216
Short Term Investments	19,284,126	–	–	19,284,126
Total	$19,284,126	$327,648,486	$–	$346,932,612
Other Financial Instruments
Futures Contracts*	$(901,347)	$–	$–	$(901,347)
Reverse Repurchase Agreements	–	(33,250,000)	–	(33,250,000)
Total	$(901,347)	$(33,250,000)	$–	$(34,151,347)

Multi-Strategy Income Fund
Assets	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$–	$423,605,660	$–	$423,605,660
Collateralized Debt Obligations	–	30,433,000	–	30,433,000
Collateralized Loan Obligations	–	707,985,360	–	707,985,360
Collateralized Mortgage Obligations	–	3,282,138,517	–	3,282,138,517
Corporate Obligations	–	222,661,048	–	222,661,048
Mortgage-Backed Securities – U.S. Government Agency Issues	–	262,939,446	–	262,939,446
Preferred Stocks	3,239,100	–	–	3,239,100
Short Term Investments	176,200,972	–	–	176,200,972
Total	179,440,072	4,929,763,031	–	5,109,203,103
Other Financial Instruments
Credit Default Swaps*	$–	$(198,761)	$–	$(198,761)
Futures Contracts*	$(50,193,559)	$–	$–	$(50,193,559)
Reverse Repurchase Agreements	–	(322,426,000)	–	(322,426,000)
Total	$(50,193,559)	$(322,624,761)	$–	$(372,818,320)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures and credit default swaps. These instruments are reflected at the unrealized appreciation (depreciation) on the instrument.

See the Schedule of Investments for further disaggregation of investment categories. There were no transfers in or out of Levels 1, 2, or 3 for the year ended January 31, 2016. Transfers between levels are recognized at the end of the reporting period.

Federal Income Taxes – The Funds intend to elect and continue to qualify to be taxed as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds generally will not be subject to federal income tax to the extent they distribute substantially all of their net investment income and capital gains to shareholders. The Funds generally intend to operate in a manner such that they will not be liable for federal income or excise taxes.

The Funds have adopted financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the fiscal year ended January 31, 2016, the Funds did not incur any interest or penalties.

Security Transactions and Income Recognition – Investment security transactions are accounted for on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective yield method, based on each securities

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

estimated life. Dividend income and corporate actions, if any, are recorded on the ex-date. Paydown gains and losses on mortgage-related and other asset-backed securities are recorded as components of interest income on the Statements of Operations.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis. Expenses attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation and expenses are allocated to each class based on the net assets in relation to the relative net assets of each fund.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, as dividends to their shareholders on a monthly basis. The Funds intend to distribute their net realized long term capital gains and their net realized short term capital gains, if any, at least annually. Dividends to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Funds. For the year ended January 31, 2016, certain differences were reclassified. These differences were primarily related to paydown losses and swap interest; the amounts did not affect net assets. The reclassifications were as follows:

	Paid-in capital	Accumulated net investment income (loss)	Accumulated net realized loss from investment transactions
Flexible Income Fund	$–	$338,217	$(338,217)
Multi-Strategy Income Fund	$(1)	$40,600,366	$(40,600,365)

Share Valuation – The NAV per share of a class of shares of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, attributable to that class, minus all liabilities (including estimated accrued expenses) attributable to that class by the total number of shares of that class outstanding, rounded to the nearest cent. The Funds’ NAV will not be calculated on the days on which the New York Stock Exchange is closed for trading.

Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Indemnifications – Under the Trust’s organizational documents, the Trust will indemnify its officers and trustees for certain liabilities that may arise from performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representatives and warranties which provide general indemnifications. The Funds maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.

Repurchase Agreements – Repurchase agreements are transactions by which the Funds purchase a security and simultaneously commit to resell that security to the seller (a bank or securities dealer) at an agreed upon price on an agreed upon date. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or the date of maturity of the purchased security. A repurchase agreement is accounted for as an investment by the Funds, collateralized by securities, which are delivered to the Funds’ custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest. Repurchase agreements involve certain risks not associated with direct investments in the underlying securities. In the event of a default or bankruptcy by the seller, the Funds will seek to liquidate such collateral. The exercise of the Funds’ right to liquidate such collateral could involve certain costs or delays, and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Funds could suffer a loss.

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

Reverse Repurchase Agreements – A reverse repurchase agreement is the sale by the Funds of a security to a party for a specified price, with the simultaneous agreement by the Funds to repurchase that security from that party on a future date at a higher price. Securities sold under reverse repurchase agreements are reflected as a liability on the Statements of Assets and Liabilities. Interest payments made are recorded as a component of interest expense on the Statements of Operations. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Funds. In such situations, the Funds may incur losses as a result of a possible decline in the value of the underlying security during the period while the Funds’ seek to enforce their rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing their rights. The Funds will segregate assets determined to be liquid by the Adviser or otherwise cover its obligations under reverse repurchase agreement.

Secured Borrowings

The Funds recently adopted guidance requiring entities to present gross obligations for secured borrowings by the type of collateral pledged and remaining time to maturity.

Flexible Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$–	$8,217,000	$25,033,000	$–	$33,250,000
Total	$–	$8,217,000	$25,033,000	$–	$33,250,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$33,250,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Multi-Strategy Income Fund
Reverse Repurchase Agreements and Reverse Repurchase-to-Maturity Transactions	Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Collateralized Loan Obligations	$–	$20,929,000	$1,842,000	$–	$22,771,000
Collateralized Mortgage Obligations	–	36,275,000	233,183,000	15,960,000	285,418,000
Mortgage-Backed Securities – U.S. Government Agency Issues	–	14,237,000	–	–	14,237,000
Total	$–	$71,441,000	$235,025,000	$15,960,000	$322,426,000
Gross amount of reverse repurchase agreements in Balance Sheet Offsetting Information Table					$322,426,000
Amounts related to agreements not included in offsetting disclosure in Balance Sheet Offsetting Information Table					$–

Mortgage-Backed and Asset-Backed Securities Risks – Prepayment risk is associated with mortgage-backed and asset-backed securities, including collateralized loan obligations (“CLOs”). If interest rates fall, the underlying debt may be repaid ahead of schedule, reducing the value of the Funds’ investments. If interest rates rise, there may be fewer prepayments, which would cause the average bond maturity to rise, increasing the potential for the Funds to lose money. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers, and the creditworthiness of the parties involved. The ability of the Funds to successfully utilize these instruments may depend on the ability of the Funds’ Adviser to forecast interest rates and other economic factors correctly. These securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. Certain mortgage-backed securities may be secured by pools of mortgages on single-family, multi-family properties, as well as commercial properties. Similarly, asset-backed securities may be secured by pools of loans, such as corporate loans, student loans, automobile loans and credit card receivables. The credit risk on such securities is affected by homeowners or borrowers defaulting on their loans. The values of assets underlying mortgage-backed and asset-backed securities, including CLOs, may decline and therefore may not be adequate to cover underlying investors. Mortgage-backed securities and other securities issued by participants in housing and commercial real estate finance, as well as other real estate-related markets have experienced extraordinary weakness and volatility in recent years. Possible legislation in the area of residential mortgages, credit cards, corporate loans and other loans that may collateralize the securities in which the Funds may invest could negatively impact the value of the Funds’ investments. To the extent the Funds focus their investments in particular types of mortgage-backed or asset-backed securities, including CLOs, the Funds may be more susceptible to risk factors affecting such types of securities.

Preferred Stocks – The Funds may invest in preferred stock. Preferred stock is a class of stock having a preference over common stock as to the payment of dividends and the recovery of investment should a company be liquidated, although preferred stock is

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES – (continued)

usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates. The fundamental risk of investing in preferred stock is the risk that the value of the stock might decrease.

Futures Contracts – The Funds may enter into futures contracts to hedge various investments for risk management as well as for speculative purposes. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. Secondary margin limits are required to be maintained while futures are held, as defined by each contract.

During the period a futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the fair value of the contract at the end of each day’s trading. Variation margin receivables or payables represent the difference between the change in unrealized appreciation and depreciation on the open contracts and the cash deposits made on the margin accounts. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from the closing transaction and the Funds’ cost of entering into a contract. The use of futures contracts involves the risk of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contract and may realize a loss. See Note 3 for information on futures contract activity during the year ended January 31, 2016.

Swaps – The Funds may enter into swap contracts to hedge various investments for risk management or to pursue their investment objective. The Funds may invest in credit default swaps, total return swaps, interest rate swaps, equity swaps, currency swaps, options on foregoing swaps, and other types of swaps. Such transactions are subject to market risk, liquidity risk, risk of default by the other party to the transaction, known as “counterparty risk,” regulatory risk and risk of imperfect correlation between the value of such instruments and the underlying assets and may involve commissions or other costs. Swap agreements are valued by a Pricing Service and unrealized appreciation or depreciation is recorded daily as the difference between the prior day and current day closing price. See Note 3 for information on swap activity during the year ended January 31, 2016.

NOTE 3. DERIVATIVE TRANSACTIONS

The following tables present a summary of the value of derivative instruments, not accounted for as hedging instruments as of January 31, 2016 and the effect of derivative instruments on the Statements of Assets and Liabilities for the year ended January 31, 2016.

Flexible Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$114,014

The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2016:

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Realized Loss on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(204,035)

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$(899,042)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2016, was $39,428,202 and ($4,332,050), respectively.

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

The effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2016.

Multi-Strategy Income Fund
Derivatives	Type of Derivative Risk	Statements of Assets and Liabilities Location	Liabilities
Futures Contracts	Interest Rate	Variation Margin on Futures Contracts	$4,010,795
Swaps	Credit Contracts	Depreciation on Swap Agreements	$198,761

The effect of derivative instruments on the Statements of Operations for the year ended January 31, 2016:

Derivatives	Type of Derivative Risk	Location of Gain/(Loss) on Derivatives in Income	Realized Gain/(Loss) on Derivatives
Futures Contracts	Interest Rate	Net realized loss on futures contracts	$(20,984,207)
Swaps	Credit Contracts	Net realized gain on swap agreements	$261,111

Derivatives	Type of Derivative Risk	Location of Loss on Derivatives in Income	Change in Unrealized Depreciation on Derivatives
Futures Contracts	Interest Rate	Net change in unrealized depreciation on futures contracts	$(550,286)
Swaps	Credit Contracts	Net change in unrealized depreciation on swap agreements	$(198,761)

The average monthly notional value of long and short futures contracts during the year ended January 31, 2016, was $864,829,769 and ($246,015,740), respectively. The average monthly notional value of long swap agreements during the year ended January 31, 2016, was $7,692,308.

Balance Sheet Offsetting Information

The following table provides a summary of offsetting financial liabilities and derivatives and the effect of derivative instruments on the Statements of Assets and Liabilities as of January 31, 2016.

Flexible Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$114,014	$–	$114,014	$–	$114,014	$–
Reverse Repurchase Agreements	33,250,000	–	33,250,000	33,250,000	–	–
	$33,364,014	–	$33,364,014	$33,250,000	$114,014	$–

Multi-Strategy Income Fund
				Gross Amounts Not Offset in Statements of Assets and Liabilities
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in Statements of Assets and Liabilities	Net Amounts of Liabilities Presented in Statements of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged	Net Amount
Futures Contracts	$4,010,795	$–	$4,010,795	$–	$4,010,795	$–
Reverse Repurchase Agreements	322,426,000	–	322,426,000	322,426,000	–	–
Swap Agreements	198,761	–	198,761	–	–	198,761
	$326,635,556	$–	$326,635,556	$322,426,000	$4,010,795	$198,761

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 3. DERIVATIVE TRANSACTIONS – (continued)

In some instances, the collateral amounts disclosed in the tables were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received/pledged may be more than the amounts disclosed herein.

During the ordinary course of business, the Funds may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Funds to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreement. Generally, the Funds manage their cash collateral and securities collateral on a counterparty basis. As of January 31, 2016, the Funds were not subject to any netting agreements.

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS

Under the terms of the management agreement, on behalf of the Funds’ (the “Agreement”), the Adviser manages the Funds’ investments subject to oversight of the Trustees. Effective February 1, 2015, as compensation for its management services, Flexible Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund. Effective April 10, 2015, as compensation for its management services, Multi-Strategy Income Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.89% of the average daily net assets of the Fund. Prior to this, as compensation for its management services, Multi-Strategy Income Fund was obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.50% of the average daily net assets of the Fund on the first $200 million in assets, 1.25% for the next $300 million in assets and 1.00% for any assets in excess of $500 million.

The Adviser contractually agreed to waive or limit its fees and to assume other expenses of the Funds until May 31, 2016, so that the Total Annual Fund Operating Expenses does not exceed 0.85% and 0.99% for the Flexible Income Fund and Multi-Strategy Income Fund, respectively. This operating expense limitation does not apply to brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, 12b-1 fees; extraordinary expenses and indirect expenses (such as “acquired funds fees and expenses”).

The waiver and/or reimbursement by the Adviser with respect to the Funds is subject to repayment by the Funds within three fiscal years following the fiscal year in which that particular waiver and/or reimbursement occurred, provided that the Funds are able to make the repayment without exceeding the expense limitations described above. During the year ended January 31, 2016, Multi-Strategy Income Fund waived $1,118,918 of expenses and was reimbursed $514,466 of previously waived expenses to the Adviser. The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions at January 31, 2016 are as follows.

	Recoverable through January 31, 2017	Recoverable through January 31, 2018	Recoverable through January 31, 2019
Flexible Income Fund	N/A	$131,604	$860,519
Multi-Strategy Income Fund	$3,869,799	$4,750,559	$1,118,919

Quasar Distributors, LLC (the “Distributor”) acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. Prior to April 11, 2015, Unified Financial Securities, Inc. (“Unified”) acted as the principal distributor of the Multi-Strategy Income Fund. The Funds have adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act with respect to the Class A and Class C shares. The Distribution Plan provides that the Funds may pay a fee to the Distributor at an annual rate of up to 0.25% of the average daily net assets of Class A shares and an annual rate of up to 1.00% of the average daily net assets of Class C shares. No distribution fees are paid by Institutional Class shares. These fees may be used by the Distributor to provide compensation for sales support distribution activities, or shareholder servicing activities. For the period ended January 31, 2016, Flexible Income Fund and Multi-Strategy Income Fund incurred distribution fees of $132,099 and $1,384,646, respectively.

U.S. Bancorp Fund Services, LLC (“USBFS”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ Administrator (“Administrator”) and, in that capacity, performs various administrative and accounting services for the Funds. USBFS also serves as the Funds’ fund accountant and transfer agent. The Administrator prepares various federal and state regulatory filings, reports and returns for the Funds; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodians; coordinates the preparation and payment of the Funds’ expenses and reviews the Funds’ expense accruals. As

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 4. FEES AND OTHER RELATED PARTY TRANSACTIONS – (continued)

compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Funds. Prior to April 11, 2015, Huntington Asset Services, Inc. (“HASI”) managed the Multi-Strategy Income Fund’s affairs and provided it with administrative services, chief compliance services, transfer agent services and fund accounting services. U.S. Bank, N.A. (the “Custodian”) serves as custodian to the Funds. Both the Administrator and Custodian are affiliates of the Distributor. Prior to April 11, 2015, Huntington National Bank (“HNB”) was the custodian of the Multi-Strategy Income Fund’s investments. Both HNB and HASI are affiliates of Unified. During the year, but not at year end, officers of the Funds were also employees and/or officers of USBFS and HASI.

From February 1, 2015 to April 10, 2015, officers of the Flexible Income Fund were also employees of USBFS. From February 1, 2015 to April 10, 2015, officers of the Multi-Strategy Income Fund were also employees of HASI. From April 11, 2015 to December 15, 2015, officers of the Funds were employees of USBFS. During these periods, the above referenced parties earned fees of:

Flexible Income Fund	Administrator	Fund Accounting	Transfer Agent	Custodian	Compliance
USBFS	$146,689	$123,582	$74,439	–	$23,855
USB	–	–	–	$31,489	–

Multi-Strategy Income Fund	Administrator	Fund Accounting	Transfer Agent	Custodian	Compliance
USBFS	$377,726	$433,331	$421,199	–	$12,189
HASI	$188,798	$104,655	$98,584	–	$500
USB	–	–	–	$237,946	–
HNB	–	–	–	$92,375	–

NOTE 5. SECURITIZATION TRANSACTION

On November 5, 2015, Flexible Income Fund and Multi-Strategy Income Fund participated in the offering of the Financial Institution Note Securitization 2015-1, LTD (FINS 2015-1). As part of the offering, the Flexible Income Fund and Multi-Strategy Income Fund sold certain securities into FINS 2015-1 and received $26,746,915 and $45,181,079, respectively. Flexible Income Fund purchased $7,673,000 of Class A notes, $3,725,000 of Class C notes and 6,666,666 preferred shares and Multi-Strategy Income Fund purchased $12,927,000 of Class A notes, $6,275,000 of Class C notes and 11,231,000 preferred shares of FINS 2015-1. The Adviser has been named as the Collateral Surveillance and Analysis Provider of FINS 2015-1. The Collateral Manager may consult with the Collateral Surveillance and Analysis Provider prior to making certain decisions; however, the Collateral Manager will not be required to follow any position taken by or recommendation made by the Collateral Surveillance and Analysis Provider in any such consultation.

NOTE 6. INVESTMENT TRANSACTIONS

For the year ended January 31, 2016, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were as follows:

	Purchases	Sales
Flexible Income Fund	$636,706,143	$283,984,959
Multi-Strategy Income Fund	$3,344,787,356	$2,015,419,225

During the year ended January 31, 2016, the Multi-Strategy Income Fund accepted, in accordance with the Rule 17a-7 procedures adopted by the Trust, securities and cash eligible for investment by the Fund as consideration for Fund shares issued at a value of $18,025,048.

For the year ended January 31, 2016, there were no long-term purchases or sales of U.S. Government securities for the Funds.

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the 1940 Act. At January 31, 2016, Charles Schwab & Co. (“Schwab”) owned, as record

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

shareholder, 71% of the outstanding shares of Flexible Income Fund. At January 31, 2016, UBS owned, as record shareholder, 27% of the outstanding shares of Multi-Strategy Income Fund. It is not known whether Schwab, UBS, or any other underlying beneficial owners owned or controlled 25% or more of the voting securities of the Funds.

NOTE 8. FEDERAL TAX INFORMATION

The tax characterization of distributions paid for the periods ended January 31, 2016 and January 31, 2015, were as follows:

	Flexible Income Fund		Multi-Strategy Income Fund
	2016	2015	2016	2015
Distributions paid from:
Ordinary Income	$15,108,750	$2,558	$297,742,255	$153,065,988
Net Long-Term Capital Gain	–	–	–	–
Total	$15,108,750	$2,558	$297,742,255	$153,065,988

At January 31, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
Tax Cost of Investments	$369,123,293	$5,326,542,146
Unrealized Appreciation	274,703	42,378,820
Unrealized Depreciation	(22,465,384)	(259,717,863)
Net Unrealized Depreciation	$(22,190,681)	$(217,339,043)
Undistributed Ordinary Income	294,975	14,447,599
Undistributed Long-Term Gain (Loss)	–	–
Distributable Earnings	$294,975	$14,447,599
Other Accumulated Gain (Loss)	(5,376,907)	(145,561,074)
Total Accumulated Gain (Loss)	$(27,272,613)	$(348,452,518)

As of January 31, 2016, Flexible Income Fund and Multi-Strategy Income Fund had available for federal tax purposes an unused capital loss carryforward of $5,364,033 and $140,468,180, respectively, which is available for offset against future taxable net capital gains.

To the extent that these carryforwards are used to offset future gains, it is probably that the amount offset will not be distributed to shareholders. The carryforward expires as follows:

	Flexible Income Fund	Multi-Strategy Income Fund
No expiration short-term	$4,700,574	$75,323,019
No expiration long-term	$663,459	$65,145,161
Total	$5,364,033	$140,468,180

Certain capital losses incurred after October 31 and within the current taxable year, are deemed to arise on the on the first business day of the Funds’ following taxable year. For the tax period ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund did not defer any post-October losses.

NOTE 9. CREDIT AGREEMENTS

In August 2015, the Multi-Strategy Income Fund entered into a $375 million secured, committed, margin facility (the “Facility”) with Société Générale, which expires in August 2020. Under the Facility, interest is charged on floating rate loans based on the 3-month LIBOR rate plus 1.35% and is payable on the last day of each interest period, which was 1.98% as of January 31, 2016. For the period from August 13, 2015 to January 31, 2016, the average principal balance and interest rate was approximately $273,421,336 and

Angel Oak Funds

Notes to the Financial Statements - (continued)

January 31, 2016

NOTE 9. CREDIT AGREEMENTS – (continued)

1.75%, respectively. The Multi-Strategy Income Fund is required to pay a commitment fee under the Facility if the level of debt outstanding falls below a certain percentage. During the reporting period the Multi-Strategy Income Fund was required to pay these commitment fees. These expenses, including the commitment fee, are included in the Interest expense line item that is reflected in the Statements of Operations. Under the terms of the Facility, the Multi-Strategy Income Fund is also required to satisfy certain collateral requirements and maintain a certain level of net assets. As of January 31, 2016, the outstanding principal balance under the Facility was $275,000,000, which was outstanding since August 20, 2015 and was also the amount of the maximum loan outstanding during the period.

U.S. Bank, N.A. has made available to the Flexible Income Fund and Multi-Strategy Income Fund a $50,000,000 and $150,000,000, respectively unsecured credit facility, pursuant to a Loan Agreement (“Agreement”) effective August 5, 2015, expiring on June 24, 2016, for the purposes of having cash available to satisfy redemption requests. Principal is due twenty days after the initial advance and at the maturity. Interest is payable monthly in arrears. Under the credit facility, the interest rate paid by the Funds on outstanding borrowings is equal to one-month LIBOR, plus 1.75%, which was 2.19% as of January 31, 2016. For the period from August 5, 2015 to January 31, 2016, the average principal balance and interest rate was $85,106 and 2.23%, respectively for the Flexible Income Fund. For the period from August 5, 2015 to January 31, 2016, the average principal balance and interest rate was $63,830 and 2.22%, respectively for the Multi-Strategy Income Fund. The maximum loan outstanding during the period for the Flexible Income Fund was $15,000,000 on December 15, 2015. The maximum loan outstanding during the period for the Multi-Strategy Income Fund was $10,000,000 on December 16, 2015. As of January 31, 2016, the Funds had no outstanding borrowings under this agreement.

From February 1, 2015 through April 10, 2015, the Multi-Strategy Income Fund participated in a short-term credit agreement (“Line of Credit”) with Huntington National Bank, an affiliate of HASI (“Huntington”). Under the terms of the agreement, the Fund could borrow up to $100 million at an interest rate of LIBOR plus 125 basis points. The purpose of the agreement was to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington received an annual facility fee of 0.125% on $100 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. There were no draws on this Line of Credit for the period from February 1, 2015 to April 10, 2015.

NOTE 10. SUBSEQUENT EVENT

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date these financial statements were issued. This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments other than the below.

On March 16, 2016, a special meeting of the shareholders of the Angel Oak Flexible Income Fund was held at the offices of the Trust for the purpose of approving an amendment to the Fund’s fundamental investment policy regarding concentration of investments to require the Fund, under normal circumstances, to invest more than 25% of its total assets (measured at the time of purchase) in the group of industries related to banks and diversified financials.

Below are the voting results from the special meeting of the Fund (Unaudited):

	For	Against	Abstain
Amendment to the Fund’s fundamental investment policy	15,172,974	7,434	9,273

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees of

Angel Oak Funds Trust

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, open futures contracts, open reverse repurchase agreements, and credit default swaps, of Angel Oak Funds Trust comprising Angel Oak Flexible Income Fund and Angel Oak Multi-Strategy Income Fund (the “Funds”), as of January 31, 2016, and the related statement of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the two periods in the period then ended for Angel Oak Flexible Income Fund, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five periods in the period then ended for Angel Oak Multi-Strategy Fund. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2016, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers or counterparties were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds constituting Angel Oak Funds Trust as of January 31, 2016, the results of their operations, cash flows, changes in their net assets and the financial highlights for each of the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

COHEN FUND AUDIT SERVICES, LTD.

Cleveland, Ohio

March 31, 2016

Additional Information (Unaudited)

1. Shareholder Notification of Federal Tax Status

For the tax year ended January 31, 2016, certain dividends paid by the Fund may be subject to a maximum tax rate of 15% as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Funds intend to designate the maximum amount allowable as taxed at a maximum rate of 15%.

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund paid qualified dividend income of 0.00% and 0.07%, respectively.

For the taxable year ended January 31, 2016, the percentage of ordinary income dividends paid by the Flexible Income Fund and Multi-Strategy Income Fund that qualifies for the dividends received deduction available to corporations was 0.00% and 0.07%, respectively.

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund did not pay any ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)2(c).

For the taxable year ended January 31, 2016, the Flexible Income Fund and Multi-Strategy Income Fund the percentage of taxable ordinary income distributions that are designated as interest related dividends under Internal Revenue Code §871(k)(1)(c) was 83.36% and 78.72%, respectively.

2. Disclosure of Portfolio Holdings

The Funds will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q will be available on the website of the SEC at http://www.sec.gov.

3. Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities and information regarding how the Funds voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Funds at (855) 751-4324 and (2) from Trust documents filed with the SEC on the SEC’s website at www.sec.gov.

4. Compensation of Trustees

During the fiscal year, each Trustee who is not an “interested person” of the Trust (i.e., an “Independent Trustee”) received an annual retainer of $30,000, paid quarterly as well as $7,500 for attending each regularly scheduled meeting in person. Independent Trustees are permitted reimbursement for out-of-pocket expenses incurred in connection with attendance at meetings.

5. Trustees and Officers

The business of the Fund is managed under the direction of the Board. The Board formulates the general policies of the Fund and meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The names and addresses of the Trustees and officers of the Trust are listed below along with a description of their principal occupations over at least the last five years. The Funds’ Statement of Additional Information includes additional information about the Trustees and is available upon request by calling toll free 1-855-751-4324.

Name and year of birth	Position with the Trust and tenure	Funds in complex overseen by Trustee	Principle occupation(s) during the past five years	Other directorships held during the past five years
Independent Trustees of the Trust(1)
Ira P. Cohen 1959	Independent Trustee, since 2014; indefinite term	2	Executive Vice President, Recognos Financial (investment industry data analysis provider) (since 2015); Independent financial services consultant (since 2005).	Trustee, Valued Advisers Trust (since 2010); Trustee, Griffin Institutional Access Real Estate Fund (since April 2014).
Alvin R. Albe, Jr. 1953	Independent Trustee, since 2014; indefinite term	2	Retired; Senior Advisor, The TCW Group, Inc. (asset manager), (2008 –2013).	Director, Syntroleum Corporation (renewable energy firm), 1988 – 2014.
Keith M. Schappert 1951	Independent Trustee, since 2014; indefinite term	2	President, Schappert Consulting LLC (investment industry consulting), (since 2008).	Trustee, Mirae Asset Discovery Funds (since 2010) (6 portfolios); Trustee, Metropolitan Series Fund, Inc. (since 2009) (30 portfolios); Trustee, Met Investors Series Trust (since 2012) (45 portfolios); Director, The Commonfund (investment management) (since 2012); Director, Calamos Asset Management, Inc. (investment management) (since 2012); Director of Trilogy Global Advisors (investment management) (2009 – 2011)
Interested Trustee of the Trust:
Sreeniwas (Sreeni) V. Prabhu 1974	Trustee and Chairman, since 2015; indefinite term	2	Chief Investment Officer, Portfolio Manager, Co-Founder, Angel Oak Capital Advisors, LLC (since 2009)	None.

(1)	The Trustees of the Trust who are not “interested persons” of the Trust as defined in the 1940 Act (“Independent Trustees”).

Name and year of birth	Position within Trust	Term of office and length of time served	Principle occupation(s) during past five years
Officers of the Trust
Dory S. Black, Esq. 1975	President	Since 2015; indefinite term	General Counsel, Angel Oak (since 2014); General Counsel, EARNEST Partners, LLC (investment management firm) (2014); Vice-President and Assistant General Counsel, GE Asset Management Incorporated (2004 – 2014).
Erlend Bo 1964	Vice President	Since 2015; indefinite term	Managing Director, Angel Oak (since 2014); Managing Director, TCW Investment Management Company (1998 – 2012).
R. Adam Langley 1967	Chief Compliance Officer	Since 2015; indefinite term	Chief Compliance Officer, Angel Oak Capital Advisors, LLC (since 2015); Compliance Manager, Invesco Advisers, Ltd. (2013 – 2015); Compliance Officer, Macquarie Group (2013); Chief Compliance Officer, Aspen Partners, Ltd. (2003 – 2013).
Lu Chang, CFA, FRM 1975	Secretary	Since 2015; indefinite term	Chief Risk Officer, Angel Oak Capital Advisors, LLC (since 2014); Vice-President and Finance Manager, Wells Fargo Advisors, LLC (investment advisory firm) (2010 – 2014).
Daniel Fazioli 1981	Treasurer	Since 2015; indefinite term	Controller, Angel Oak Capital Advisors, LLC (since 2015); Controller, Tang Capital Partners, LP (2014 – 2015); Associate, Goldman Sachs & Company, Inc. (2010 – 2014).

Each Trustee holds office for an indefinite term and until the earlier of: the Trust’s next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust’s Declaration of Trust and By-laws. Each Trustee shall serve during the lifetime of the Trust until he or she: (a) dies; (b) resigns; (c) has reached the mandatory retirement age, if any, as set by the Trustees; (d) is declared incompetent by a court of appropriate jurisdiction; or (e) is removed, or, if sooner, until the next meeting of shareholders called for the purpose of electing Trustees and until the election and qualification of his or her successor. Each officer holds office at the pleasure of the Board and serves for a period of one year, or until his or her successor is duly elected and qualified.

ANGEL OAK FUNDS TRUST

Notice of Privacy Policy & Practices

Your privacy is important to us. We are committed to maintaining the confidentiality, integrity and security of your personal information. When you provide personal information, we believe that you should be aware of policies to protect the confidentiality of that information.

We collect the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

We do not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law. For example, we are permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions. Furthermore, we restrict access to your nonpublic personal information to those persons who require such information to provide products or services to you. We maintain physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with nonaffiliated third parties.

INVESTMENT ADVISER

Angel Oak Capital Advisors, LLC

One Buckhead Plaza

3060 Peachtree Road NW

Suite 500

Atlanta, GA 30305

DISTRIBUTOR

Quasar Distributors, LLC

615 East Michigan Street

Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Cohen Fund Audit Services, Ltd.

1350 Euclid Avenue, Suite 800

Cleveland, OH 44115

LEGAL COUNSEL

Dechert LLP

1900 K Street NW

Washington, DC 20006

CUSTODIAN

U.S. Bank National Association

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53202

ADMINISTRATOR, TRANSFER AGENT, AND FUND ACCOUNTANT

U.S Bancorp Fund Services, LLC

615 East Michigan Street

Milwaukee, WI 53202

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fee and expenses. Please read the prospectus carefully before investing.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that Mr. Alvin R. Albe, Jr. is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant during the period. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 01/31/2016	FYE 01/31/2015
Audit Fees	$75,000	$61,980
Audit-Related Fees	$0	$0
Tax Fees	$8,000	$5,500
All Other Fees	$0	$0

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

2

The percentage of fees billed by Cohen Fund Audit Services, Ltd. applicable to non-audit services pursuant to a waiver of the pre-approval requirement were as follows:

	FYE 01/31/2016	FYE 01/31/2015
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant. The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 01/31/2016	FYE 01/31/2015
Registrant	$0	$0
Registrant’s Investment Adviser	$0	$0

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

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Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees

Item 11. Controls and Procedures.

(a)	The Registrant’s [President/Principal Executive Officer] and [Treasurer/Principal Financial Officer] have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Angel Oak Funds Trust

By (Signature and Title)	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	April 1, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Dory S. Black
Dory S. Black, President (Principal Executive Officer)

Date	April 1, 2016

By (Signature and Title)	/s/ Daniel Fazioli
Daniel Fazioli, Treasurer (Principal Financial Officer)

Date	April 1, 2016

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